REGISTRATION NO. 333-136776/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒
(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Life Insurance Policies

CompleteSM

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE

ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at

1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2009

AIM VARIABLE INSURANCE FUNDS

•	AIM V.I. Basic Value Fund (Series I shares)
•	AIM V.I. Capital Appreciation Fund (Series I shares)
•	AIM V.I. Capital Development Fund (Series I shares)
•	AIM V.I. International Growth Fund (Series I shares)
•	AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Zero Coupon 2010 Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn™ Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.

•	Summit Balanced Index Portfolio
•	Summit EAFE International Index Portfolio
•	Summit Nasdaq-100 Index Portfolio
•	Summit Russell 2000 Small Cap Index Portfolio
•	Summit S&P MidCap 400 Index Portfolio

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day	Any day the New York Stock Exchange (NYSE) is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the NYSE is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra Life’s General Account.

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BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 70 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options”. You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders.  At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal.  After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers.  You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed

Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 724027

Atlanta, GA 31139-1027

Telephone 1-888-737-3855

Facsimile 1-770-690-1981

For overnight mail, please contact us at:

Symetra Life Insurance Company

6425 Powers Ferry Road, 3rd Floor

Atlanta, GA 30339

Our Home Office is located at:

777 108th Ave. NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month
DISTRIBUTION CHARGE (2)(5)	Monthly	Annual rate of 1.5% of the prior day’s ending Policy Value	Annual rate of 1.5% of the prior day’s ending Policy Value

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

(5)	The Distribution Charge is based on the Policy Value. It ranges from a maximum of 1.50% for the first $499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or in excess of $5,000,000.00.

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LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2008. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.14%	3.20%
Range of total annual portfolio operating expenses (after any waiver of expense reimbursement) (2)	0.14%	1.53%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2010. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy.  See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract (“MEC”), an assignment will likely be taxable. See Section 6 - Taxes for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums”. Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

9

After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period”. If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

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Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•

If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.

•

If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.

•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium”.

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange (“NYSE”). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

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•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds
It is anticipated that the business of Invesco Aim Advisors, Inc. will be combined into Invesco Institutional (N.A.), Inc. which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. Invesco Advisers, Inc. will serve as the funds’ investment adviser following the combination and will provide substantially the same services as are currently provided.
AIM V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Capital Appreciation Fund	The Fund’s investment objective is growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	This fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Global Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The portfolio seeks long-term capital growth.	The Dreyfus Corporation
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities.	Franklin Advisers, Inc.
Franklin Zero Coupon 2010 Fund	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and normally invests predominantly in equity securities.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “fund-of-funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Core Bond Portfolio	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Effective April 24, 2009, JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Bond Portfolio merged into JPMorgan Insurance Trust Core Bond Portfolio. As a result, Owners previously invested in JPMorgan Insurance Trust Government Bond Portfolio or JPMorgan Bond Portfolio are now invested in JPMorgan Insurance Trust Core Bond Portfolio.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	Long-term growth of capital.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	Long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	A high level of current income.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Summit Mutual Funds, Inc.
Summit Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.
Summit EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Asset Management Company, Inc.
Summit Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Asset Management Company, Inc.
Summit Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Asset Management Company, Inc.
Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Asset Management Company, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	The Vanguard Group, Inc.
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	The Vanguard Group, Inc.
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio

The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.

The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in two other mutual funds rather than in individual securities.

16

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;

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•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

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LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.   The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-subaccount” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter - Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio owners’ returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market

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timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” “Cost of Insurance Charge,” and “Distribution Charge” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1 - 20;
•	0.60% in policy years 21 - 30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1.	the daily cost of insurance rate; multiplied by,
2.	the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the

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amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge.  We calculate a daily deduction for the Distribution Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the unloaned amount of the Policy Value:

Unloaned Amount of the Policy Value	Distribution Charge
First $499,999.99	1.50%
Next $500,000 to 999,999.99	1.25%
Next $1,000,000 to 1,999,999.99	1.00%
Next $2,000,000 to 4,999,999.99	0.75%
Next $5,000,000 and above	0.50%

We may issue your policy as part of a “purchase group,” such as policies issued on a husband and wife, in which we will combine the unloaned amount of the Policy Values of multiple policies to determine the percentage of your Distribution Charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether policies are issued as part of a purchase group. Policies may be added to other issued policies to form a purchase group, but you (or the policy owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums”. Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

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PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan”. The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the “Code”).

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy

Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds.

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The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section  2 Premiums for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended (“Code”), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “Modified Endowment Contract” (“MEC”) as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan. If your policy was not a MEC at issue or we have not notified you to the contrary, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that

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does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s Statement of Additional Information.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

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Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Internal Revenue Code Section 101(j) generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Internal Revenue Code Section 101(j) are met generally concerning notice and consent from an insured employee.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the insured dies, the death benefit will generally be included in the insured’s estate for estate tax law purposes. The current federal estate tax law provides, among other things, for reductions in federal estate tax rates, increases in the exemption amount, and a “repeal” of the federal estate tax in 2010. However, the legislation provides for full reinstatement of the federal estate tax in the year 2011. There are legislative proposals that would further affect the estate tax. If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra Life’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the

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Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See Section 6 - Taxes for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See Section 6 - Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;

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•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

Registered representatives who solicit sales of the policies may receive a portion of the commission, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Policy Value. Typically, the base commission equals an annual rate of 1.25% of Policy Value for policies with less than $500,000 in Policy Value and the commission rate declines with increases in Policy Value. However, we may pay selected broker-dealers additional compensation based on both Policy Value and premiums received. In addition, allowances and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay

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for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the policy, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUE, NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2008, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.55% for investment management fees and 0.30% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.60%
•	on 6% it would be 4.40% and
•	on 12% it would be 10.40%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.55% for investment management fees and 0.18% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.48%
•	on 6% it would be 4.52%, and
•	on 12% it would be 10.52%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

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The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this Policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	217,460	93,333	93,333	230,647	98,992	98,992	243,829	104,650	104,650
2	110,250	203,833	90,128	90,128	229,311	101,394	101,394	256,284	113,320	113,320
3	115,763	191,121	87,030	87,030	228,070	103,855	103,855	269,491	122,717	122,717
4	121,551	179,247	84,036	84,036	226,906	106,379	106,379	283,478	132,902	132,902
5	127,628	168,146	81,133	81,133	225,847	108,975	108,975	298,377	143,972	143,972
6	134,010	157,815	78,335	78,335	224,887	111,628	111,628	314,153	155,937	155,937
7	140,710	148,201	75,630	75,630	224,071	114,348	114,348	330,979	168,906	168,906
8	147,746	139,262	73,016	73,016	223,414	117,137	117,137	348,960	182,961	182,961
9	155,133	130,932	70,481	70,481	222,930	120,005	120,005	368,263	198,238	198,238
10	162,889	123,182	68,038	68,038	222,574	122,936	122,936	388,803	214,751	214,751
15	207,893	91,001	56,786	56,786	221,580	138,268	138,268	512,016	319,503	319,503
20	265,330	67,918	47,321	47,321	223,290	155,575	155,575	682,661	475,636	475,636
25	338,635	50,536	38,710	38,710	224,896	172,268	172,268	911,394	698,119	698,119
30	432,194	38,008	31,385	31,385	229,569	189,567	189,567	1,237,178	1,021,600	1,021,600
35	551,602	28,833	25,165	25,165	236,720	206,602	206,602	1,704,208	1,487,378	1,487,378
40	703,999	21,754	19,840	19,840	242,820	221,462	221,462	2,346,353	2,139,974	2,139,974
45	898,501	15,715	15,715	15,715	238,562	238,562	238,562	3,112,440	3,112,440	3,112,440
50	1,146,740	13,430	13,430	13,430	277,227	277,227	277,227	4,908,770	4,908,770	4,908,770
55	1,463,563	11,478	11,478	11,478	322,252	322,252	322,252	7,791,993	7,791,993	7,791,993
60	1,867,919	9,809	9,809	9,809	374,674	374,674	374,674	12,448,189	12,448,189	12,448,189
Age 120(3)	2,383,990	8,383	8,383	8,383	435,707	435,707	435,707	19,967,745	19,967,745	19,967,745

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED & STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	216,148	92,769	92,769	229,222	98,380	98,380	242,289	103,989	103,989
2	110,250	201,230	88,977	88,977	226,390	100,102	100,102	253,028	111,881	111,881
3	115,763	187,351	85,313	85,313	223,583	101,812	101,812	264,203	120,309	120,309
4	121,551	174,421	81,773	81,773	220,814	103,523	103,523	275,886	129,343	129,343
5	127,628	162,373	78,348	78,348	218,080	105,227	105,227	288,100	139,013	139,013
6	134,010	151,130	75,017	75,017	215,391	106,915	106,915	300,926	149,372	149,372
7	140,710	140,673	71,789	71,789	212,728	108,560	108,560	314,275	160,381	160,381
8	147,746	130,930	68,647	68,647	210,097	110,155	110,155	328,224	172,089	172,089
9	155,133	121,854	65,595	65,595	207,502	111,700	111,700	342,808	184,536	184,536
10	162,889	113,384	62,627	62,627	204,947	113,200	113,200	358,118	197,803	197,803
15	207,893	79,031	49,316	49,316	192,627	120,201	120,201	445,403	277,936	277,936
20	265,330	54,955	38,289	38,289	181,099	126,179	126,179	554,339	386,229	386,229
25	338,635	38,403	29,416	29,416	171,664	131,493	131,493	695,835	533,003	533,003
30	432,194	26,859	22,179	22,179	163,063	134,649	134,649	877,637	724,709	724,709
35	551,602	18,966	16,553	16,553	156,365	136,470	136,470	1,120,371	977,824	977,824
40	703,999	13,469	12,284	12,284	150,814	137,549	137,549	1,443,537	1,316,567	1,316,567
45	898,501	9,458	9,458	9,458	143,818	143,818	143,818	1,846,837	1,846,837	1,846,837
50	1,146,740	8,082	8,082	8,082	166,935	166,935	166,935	2,891,099	2,891,099	2,891,099
55	1,463,563	6,907	6,907	6,907	193,841	193,841	193,841	4,555,868	4,555,868	4,555,868
60	1,867,919	5,903	5,903	5,903	225,167	225,167	225,167	7,222,927	7,222,927	7,222,927
Age 120(3)	2,383,990	5,045	5,045	5,045	261,640	261,640	261,640	11,529,176	11,529,176	11,529,176

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	217,069	93,165	93,165	230,196	98,799	98,799	243,317	104,430	104,430
2	110,250	203,060	89,786	89,786	228,443	101,010	101,010	255,317	112,893	112,893
3	115,763	190,034	86,535	86,535	226,777	103,267	103,267	267,967	122,023	122,023
4	121,551	177,889	83,399	83,399	225,192	105,576	105,576	281,342	131,900	131,900
5	127,628	166,569	80,372	80,372	223,699	107,939	107,939	295,503	142,585	142,585
6	134,010	156,021	77,445	77,445	222,339	110,364	110,364	310,605	154,176	154,176
7	140,710	146,237	74,628	74,628	221,112	112,838	112,838	326,621	166,682	166,682
8	147,746	137,153	71,910	71,910	220,044	115,370	115,370	343,713	180,210	180,210
9	155,133	128,714	69,287	69,287	219,134	117,961	117,961	361,958	194,844	194,844
10	162,889	120,851	66,751	66,751	218,381	120,620	120,620	381,505	210,720	210,720
15	207,893	88,243	55,064	55,064	214,910	134,106	134,106	496,676	309,930	309,930
20	265,330	65,084	45,347	45,347	214,077	149,156	149,156	654,656	456,124	456,124
25	338,635	47,927	36,712	36,712	213,447	163,498	163,498	864,830	662,451	662,451
30	432,194	35,015	28,914	28,914	211,800	174,894	174,894	1,141,043	942,216	942,216
35	551,602	25,824	22,539	22,539	212,295	185,284	185,284	1,526,092	1,331,924	1,331,924
40	703,999	19,047	17,371	17,371	212,833	194,113	194,113	2,051,252	1,870,830	1,870,830
45	898,501	13,671	13,671	13,671	207,670	207,670	207,670	2,696,084	2,696,084	2,696,084
50	1,146,740	11,683	11,683	11,683	241,281	241,281	241,281	4,245,736	4,245,736	4,245,736
55	1,463,563	9,984	9,984	9,984	280,400	280,400	280,400	6,723,810	6,723,810	6,723,810
60	1,867,919	8,533	8,533	8,533	325,947	325,947	325,947	10,723,129	10,723,129	10,723,129
Age 120(3)	2,383,990	7,292	7,292	7,292	378,975	378,975	378,975	17,181,843	17,181,843	17,181,843

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

CompleteSM Advisor

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE

ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2009

AIM VARIABLE INSURANCE FUNDS

•	AIM V.I. Basic Value Fund (Series I shares)
•	AIM V.I. Capital Appreciation Fund (Series I shares)
•	AIM V.I. Capital Development Fund (Series I shares)
•	AIM V.I. International Growth Fund (Series I shares)
•	AIM V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Zero Coupon 2010 Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn™ Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

SUMMIT MUTUAL FUNDS, INC.

•	Summit Balanced Index Portfolio
•	Summit EAFE International Index Portfolio
•	Summit Nasdaq - 100 Index Portfolio
•	Summit Russell 2000 Small Cap Index Portfolio
•	Summit S&P MidCap 400 Index Portfolio

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 724027, Atlanta, Georgia 31139-1027.

Business Day	Any day the New York Stock Exchange (NYSE) is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the NYSE is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra Life’s General Account.

4

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 70 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options”. You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders.  At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal.  After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers.  You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through dollar cost averaging and Sub-account rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value are not taxable transactions.

5

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements.

In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (MEC) under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 724027

Atlanta, GA 31139-1027

Telephone 1-888-737-3855 Facsimile 1-770-690-1981

For overnight mail, please contact us at:

Symetra Life Insurance Company

6425 Powers Ferry Road, 3rd Floor

Atlanta, GA 30339

Our Home Office is located at:

777 108th Ave. NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

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TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2008. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.14%	3.20%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.14%	1.53%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2010. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy.  See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a Modified Endowment Contract (“MEC”), an assignment will likely be taxable. See Section 6 - Taxes for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums”. Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period”. If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•

If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either

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issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium”.

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange (“NYSE”). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See Section 4: Charges and Expenses for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or

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decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment adviser of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
AIM Variable Insurance Funds
It is anticipated that the business of Invesco Aim Advisors, Inc. will be combined into Invesco Institutional (N.A.), Inc. which will be renamed Invesco Advisers, Inc., on or about August 1, 2009. Invesco Advisers, Inc. will serve as the funds’ investment adviser following the combination and will provide substantially the same services as are currently provided.
AIM V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Capital Appreciation Fund	The Fund’s investment objective is growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
AIM V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Aim Advisors, Inc. Sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	This fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Global Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The portfolio seeks long-term capital growth.	The Dreyfus Corporation
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	Fidelity Management & Research Company

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, and normally invests primarily fixed and variable rate mortgage-backed securities.	Franklin Advisers, Inc.
Franklin Zero Coupon 2010 Fund	Seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “Fund of Funds”, which means that it achieves its objective by investing in two other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and normally invests predominantly in equity securities.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “Fund-of-Funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to Policy Owners.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
JPMorgan Insurance Trust
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Core Bond Portfolio	The portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Advisors Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Effective April 24, 2009, JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Bond Portfolio merged into JPMorgan Insurance Trust Core Bond Portfolio. As a result, Owners previously invested in JPMorgan Insurance Trust Government Bond Portfolio or JPMorgan Bond Portfolio are now invested in JPMorgan Insurance Trust Core Bond Portfolio.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	Long-term growth of capital.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	Maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	Long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	A high level of current income.	Pioneer Investment Management, Inc.
Summit Mutual Funds, Inc.
Summit Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.
Summit EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Asset Management Company, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Summit Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Asset Management Company, Inc.
Summit Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Asset Management Company, Inc.
Summit S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Asset Management Company, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	The Vanguard Group, Inc.
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	The Vanguard Group, Inc.
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in two other mutual funds rather than in individual securities.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that accompany this prospectus or that are available upon request.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

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COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisers or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisers may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other

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allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy.

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These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio owners’ returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and policy Owner information to the Portfolio managers when requested. The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the

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right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” and “Cost of Insurance Charge,” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1 - 20;
•	0.60% in policy years 21 - 30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate; multiplied by,

2. the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;

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•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums”. Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%.

Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Annual Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan”. The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the “Code”).

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

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After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See Section 2 Premiums for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

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TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended (“Code”), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a “Modified Endowment Contract” (“MEC”) as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a

MEC based on your selected premium plan. If your policy was not a MEC at issue or we have notified you to the contrary, we will monitor it to determine whether a policy transaction will cause the policy to be classified as a MEC. If a premium payment causes your policy to be a MEC, we will reverse the transaction and deposit only that portion of the premium that does not result in MEC status. The remaining premium will be held by us while we notify you of the situation. If you elect to have the remaining premium paid to your policy, thus causing your policy to be a MEC, the remaining premium will be deposited with an effective date of its original receipt. You should consult with a competent tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

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INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy. For more information regarding investor control, please refer to the Statement of Additional Information.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Internal Revenue Code Section 101(j) generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Internal Revenue Code Section  101(j) are met generally concerning notice and consent from an insured employee.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the insured dies, the death benefit will generally be included in the insured’s estate for estate tax law purposes. The current federal estate tax law provides, among other things, for reductions in federal estate tax rates, increases in the exemption amount, and a “repeal” of the federal estate tax in 2010. However, the legislation provides for full reinstatement of the federal estate tax in the year 2011. There are legislative proposals that would further affect the estate tax. If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not

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now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra Life’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See Section 6 - Taxes for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See Section 6 - Taxes for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;

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•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to Separate Accounts. All of the assets of the General Account are chargeable with the claims of any of our policy Owners as well as our creditors. The General Account invests its assets in accordance with state insurance law.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life policies.

The policies are primarily designed for use by investment advisors who charge an investor an investment advisory fee to manage the investor’s assets. We do not pay commissions to the advisors. If you are an investment advisory client, you should ask your advisor about the fees your advisor charges.

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Although we generally do not pay commissions for sales of the policies, we may pay selected broker-dealers a commission. Registered representatives who solicit sales of the policies may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one policy over another policy and may favor one policy provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative. You may also ask your broker-dealer and investment advisor about any potential conflicts of interest. If you are an advisory client, your advisor may be paid by you and its affiliated broker-dealer may be paid by us.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS commissions for sales of the policies.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some Wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

If we pay a commission to selected broker-dealers for sales of the policies. we generally pay commissions as a percentage of the Policy Value or a percentage of premium. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer, but we do not expect this commission to exceed 0.05% of the Policy Value and 0.15% of premium. In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer or wholesaler firms in order to be included on their approved product lists or to be part of “preferred product”

arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer or wholesaling firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer or wholesaler with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the policy, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your policy. If

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these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account SL are included in the Statement of Additional Information.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF

DEATH BENEFITS, POLICY VALUE,

NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2008, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.55% for investment management fees and 0.30% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.60%
•	on 6% it would be 4.40%, and
•	on 12% it would be 10.40%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.55% for investment management fees and 0.18% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.48%
•	on 6% it would be 4.52%, and
•	on 12% it would be 10.52%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

29

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this Policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

30

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	220,742	94,741	94,741	234,081	100,466	100,466	247,413	106,188	106,188
2	110,250	210,012	92,860	92,860	236,244	104,459	104,459	264,014	116,738	116,738
3	115,763	199,882	91,020	91,020	238,496	108,603	108,603	281,779	128,313	128,313
4	121,551	190,292	89,214	89,214	240,848	112,915	112,915	300,848	141,045	141,045
5	127,628	181,221	87,442	87,442	243,314	117,403	117,403	321,338	155,051	155,051
6	134,010	172,650	85,699	85,699	245,955	122,086	122,086	343,495	170,502	170,502
7	140,710	164,588	83,993	83,993	248,756	126,946	126,946	367,324	187,453	187,453
8	147,746	157,007	82,319	82,319	251,767	132,003	132,003	393,093	206,100	206,100
9	155,133	149,872	80,677	80,677	254,995	137,265	137,265	420,973	226,612	226,612
10	162,889	143,139	79,061	79,061	258,458	142,757	142,757	451,246	249,241	249,241
15	207,893	114,090	71,194	71,194	277,363	173,077	173,077	640,255	399,525	399,525
20	265,330	91,947	64,063	64,063	301,331	209,949	209,949	919,704	640,793	640,793
25	338,635	73,968	56,659	56,659	327,214	250,643	250,643	1,320,451	1,011,452	1,011,452
30	432,194	60,224	49,730	49,730	360,193	297,430	297,430	1,921,917	1,587,024	1,587,024
35	551,602	49,459	43,166	43,166	400,508	349,550	349,550	2,824,910	2,465,491	2,465,491
40	703,999	40,329	36,781	36,781	443,032	404,064	404,064	4,130,349	3,767,055	3,767,055
45	898,501	31,424	31,424	31,424	469,366	469,366	469,366	5,783,154	5,783,154	5,783,154
50	1,146,740	28,934	28,934	28,934	588,200	588,200	588,200	9,576,376	9,576,376	9,576,376
55	1,463,563	26,643	26,643	26,643	737,187	737,187	737,187	15,854,124	15,854,124	15,854,124
60	1,867,919	24,534	24,534	24,534	924,048	924,048	924,048	26,247,626	26,247,626	26,247,626
Age 120(3)	2,383,990	22,591	22,591	22,591	1,158,411	1,158,411	1,158,411	43,455,213	43,455,213	43,455,213

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)
Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	219,391	94,161	94,161	232,652	99,853	99,853	245,906	105,541	105,541
2	110,250	207,334	91,676	91,676	233,239	103,130	103,130	260,663	115,257	115,257
3	115,763	195,945	89,227	89,227	233,810	106,469	106,469	276,256	125,798	125,798
4	121,551	185,175	86,815	86,815	234,389	109,888	109,888	292,801	137,273	137,273
5	127,628	174,991	84,436	84,436	234,974	113,379	113,379	310,354	149,751	149,751
6	134,010	165,347	82,074	82,074	235,584	116,938	116,938	329,051	163,333	163,333
7	140,710	156,241	79,733	79,733	236,181	120,528	120,528	348,811	178,005	178,005
8	147,746	147,628	77,402	77,402	236,782	124,146	124,146	369,768	193,871	193,871
9	155,133	139,485	75,086	75,086	237,390	127,789	127,789	392,003	211,018	211,018
10	162,889	131,774	72,784	72,784	238,022	131,469	131,469	415,684	229,599	229,599
15	207,893	99,121	61,852	61,852	241,188	150,504	150,504	557,086	347,627	347,627
20	265,330	74,465	51,882	51,882	244,518	170,365	170,365	747,099	520,532	520,532
25	338,635	56,298	43,124	43,124	249,981	191,483	191,483	1,010,407	773,962	773,962
30	432,194	42,548	35,134	35,134	256,160	211,524	211,524	1,369,923	1,131,214	1,131,214
35	551,602	32,386	28,266	28,266	265,018	231,299	231,299	1,874,888	1,636,342	1,636,342
40	703,999	24,786	22,606	22,606	275,818	251,558	251,558	2,581,163	2,354,131	2,354,131
45	898,501	18,755	18,755	18,755	283,837	283,837	283,837	3,512,936	3,512,936	3,512,936
50	1,146,740	17,269	17,269	17,269	355,486	355,486	355,486	5,816,855	5,816,855	5,816,855
55	1,463,563	15,902	15,902	15,902	445,315	445,315	445,315	9,629,823	9,629,823	9,629,823
60	1,867,919	14,643	14,643	14,643	557,980	557,980	557,980	15,942,610	15,942,610	15,942,610
Age 120(3)	2,383,990	13,483	13,483	13,483	699,286	699,286	699,286	26,394,124	26,394,124	26,394,124

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	220,325	94,562	94,562	233,640	100,277	100,277	246,947	105,988	105,988
2	110,250	209,388	92,585	92,585	235,605	104,177	104,177	263,363	116,451	116,451
3	115,763	199,078	90,654	90,654	237,648	108,217	108,217	280,901	127,913	127,913
4	121,551	189,330	88,763	88,763	239,780	112,415	112,415	299,696	140,505	140,505
5	127,628	180,121	86,911	86,911	242,014	116,776	116,776	319,859	154,337	154,337
6	134,010	171,429	85,093	85,093	244,410	121,319	121,319	341,629	169,576	169,576
7	140,710	163,265	83,318	83,318	246,953	126,025	126,025	365,008	186,271	186,271
8	147,746	155,595	81,579	81,579	249,693	130,915	130,915	390,253	204,612	204,612
9	155,133	148,386	79,877	79,877	252,635	135,995	135,995	417,529	224,758	224,758
10	162,889	141,589	78,205	78,205	255,797	141,287	141,287	447,104	246,953	246,953
15	207,893	112,147	69,981	69,981	272,452	170,013	170,013	629,805	393,004	393,004
20	265,330	89,872	62,617	62,617	293,636	204,588	204,588	897,695	625,458	625,458
25	338,635	72,039	55,181	55,181	316,723	242,606	242,606	1,281,073	981,289	981,289
30	432,194	57,409	47,406	47,406	339,993	280,749	280,749	1,820,954	1,503,653	1,503,653
35	551,602	46,194	40,316	40,316	368,613	321,714	321,714	2,614,449	2,281,807	2,281,807
40	703,999	37,153	33,885	33,885	399,683	364,528	364,528	3,755,241	3,424,940	3,424,940
45	898,501	29,091	29,091	29,091	421,706	421,706	421,706	5,245,549	5,245,549	5,245,549
50	1,146,740	27,152	27,152	27,152	529,184	529,184	529,184	8,696,378	8,696,378	8,696,378
55	1,463,563	25,345	25,345	25,345	664,001	664,001	664,001	14,413,805	14,413,805	14,413,805
60	1,867,919	23,657	23,657	23,657	833,177	833,177	833,177	23,890,182	23,890,182	23,890,182
Age 120(3)	2,383,990	22,082	22,082	22,082	1,045,467	1,045,467	1,045,467	39,596,849	39,596,849	39,596,849

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

STATEMENT OF ADDITIONAL INFORMATION

to

COMPLETE SM

A Patented FutureSystem™ Life Model Design.

and

COMPLETE SM ADVISOR

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies. Terms used in the current prospectus for each policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectuses are both dated May 1, 2009.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company (“the Company”, “Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in the Portfolios. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the Sub-accounts that are offered under the policy. Each Sub-account invests exclusively in a particular Portfolio designed for use in variable annuity and variable life insurance products. Not all Sub-accounts may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts. We do not guarantee the investment performance of the Separate Account, its assets, or the Portfolios. Policy Values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy Owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

SERVICES

Service Providers

The administration and customer service for the policies is performed by McCamish Systems, L.L.C. (licensed in California as McCamish Systems LLC Insurance Administrators) (“McCamish”), a Georgia company having its principal address and place of business at 6245 Powers Ferry Road, Third Floor, Atlanta, GA 30339. McCamish performs the following services in connection with the policies: information technology application services, customer application processing, receipt of premium payments, daily policy accounting, daily policy calculations, provision of policy statements and notices, maintenance of customer service center, mailing, maintenance of books and records, including, paper files, computer data files, electronic images, correspondence with Owners of policies, and all related administrative records. Underwriting and claims-paying are retained services of Symetra Life. Symetra Life, the Separate Account, and the principal underwriter, Symetra Securities, Inc, have no direct or indirect affiliated relationship with McCamish. Symetra Life entered into a Master Administration Agreement with McCamish effective December 15, 2006 and the basis for the compensation to be paid to McCamish is a combination of fees for service, flat rate and asset based fees.

Experts

Ernst & Young LLP, independent registered public accounting firm, has audited our financial statements listed below, as set forth in their reports. We've included our financial statements in the SAI and elsewhere in the Registration Statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

•	The financial statements of Symetra Separate Account SL as of December 31, 2008 and for each of the two years in the period then ended.

2

•	The statutory-basis financial statements of Symetra Life Insurance Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of the Company, acts as the principal underwriter for the policies. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The policies issued by the Separate Account are offered on a continuous basis. SSI is an affiliate of Symetra Life. For the years ended 2008, 2007, and 2006, SSI received $272,389, $466,800, and $532,138 in commissions for the distribution of all policies funded through the Separate Account. SSI does not retain any portion of the commissions.

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of policies with fewer sales contacts.

2.	The total amount of premium payments to be received will be considered. Per policy sales expenses are likely to be less on larger premium payments than on smaller ones.

3.	Any prior or existing relationship with us will be considered. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4.	There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

The Company gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. The Company uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

3

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us. All amounts will be calculated as of the date of death.

The Company’s Right to Contest

The Company cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured’s lifetime for two years from the Policy Date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement.

Advertising

The Company is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of the Company and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage. You apply for a premium plan rather than a specific face amount of insurance. You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy. If we approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy. We do not charge you additional charges or increased rates for increases in the premium plan. After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

ADDITIONAL TAX INFORMATION-INVESTOR CONTROL

For a variable insurance policy to qualify for tax deferral, assets in the Separate Account must be considered to be owned by the insurance company and not the policy Owner. If a policy Owner is deemed to have “investor control” over the underlying Portfolios, then the policy Owner could be taxed currently on income and gains from the policy.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the a policy owner to have investment control over the sub-account assets. The IRS also indicated that exceeding 20

4

investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the policy owner to have investor control over the sub-accounts assets.

We believe that the design of our policies and the relationship between our policies and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, however, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the policy Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the policy. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

5

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,379,872	$8,262	$103,768	$24,358	$21,441
Shares Owned	54,690	447	6,562	1,916	1,143
Investments, at Fair Value	$923,717	$7,434	$52,035	$14,830	$14,259
Total Assets	923,717	7,434	52,035	14,830	14,259
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$923,717	$7,434	$52,035	$14,830	$14,259
PREMIER Variable Universal Life
Net Assets	$860,454	$7,434	$52,035	$14,830	$14,259
Accumulation Units Outstanding	136,494	952	4,815	2,416	1,270
Accumulation Unit Value	$6.304	$7.813	$10.807	$6.139	$11.236
Enhanced Variable Universal Life
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Symetra Complete & Complete Advisor
Net Assets	$63,263		$-
Accumulation Units Outstanding	1,110		-
Accumulation Unit Value	$56.984		$-
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY I	AMERICAN CENTURY BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,062,088	$1,824,718	$724,456	$37,663	$1,710,367
Shares Owned	51,871	61,921	24,356	3,434	253,052
Investments, at Fair Value	$478,770	$1,206,845	$468,360	$36,472	$1,336,115
Total Assets	478,770	1,206,845	468,360	36,472	1,336,115
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$478,770	$1,206,845	$468,360	$36,472	$1,336,115
PREMIER Variable Universal Life
Net Assets	$478,770	$1,169,263	$468,360		$1,288,536
Accumulation Units Outstanding	25,845	73,202	59,044		99,531
Accumulation Unit Value	$18.524	$15.973	$7.932		$12.946
Enhanced Variable Universal Life
Net Assets			$-
Accumulation Units Outstanding			-
Accumulation Unit Value			$-
Symetra Complete & Complete Advisor
Net Assets		$37,582		$36,472	$47,579
Accumulation Units Outstanding		641		531	569
Accumulation Unit Value		$58.634		$68.638	$83.600

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,918	$145,208	$1,231,358	$44,747	$75,607
Shares Owned	936	14,053	136,128	3,676	7,913
Investments, at Fair Value	$9,274	$139,129	$808,599	$28,118	$47,955
Total Assets	9,274	139,129	808,599	28,118	47,955
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,274	$139,129	$808,599	$28,118	$47,955
PREMIER Variable Universal Life
Net Assets		$139,129	$804,850	$28,118	$47,955
Accumulation Units Outstanding		12,994	69,253	3,551	5,397
Accumulation Unit Value		$10.709	$11.622	$7.917	$8.886
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$9,274		$3,749	$-	$-
Accumulation Units Outstanding	94		58	-	-
Accumulation Unit Value	$98.498		$65.140	$-	$-
	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$17,358	$961,404	$613,483	$1,497,226	$552,608
Shares Owned	1,799	133,308	16,481	98,863	49,736
Investments, at Fair Value	$10,773	$623,884	$475,966	$776,079	$502,837
Total Assets	10,773	623,884	475,966	776,079	502,837
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$10,773	$623,884	$475,966	$776,079	$502,837
PREMIER Variable Universal Life
Net Assets	$10,773	$623,884	$475,966	$776,079	$502,837
Accumulation Units Outstanding	1,525	58,330	57,755	89,038	36,744
Accumulation Unit Value	$7.062	$10.696	$8.242	$8.716	$13.685
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
ASSETS:
Investments in Underlying:
Investments, at Cost	$294,965	$1,263,578	$473,610	$713,742	$252,831
Shares Owned	11,030	52,732	50,530	32,022	24,222
Investments, at Fair Value	$219,049	$1,212,848	$321,881	$555,912	$157,931
Total Assets	219,049	1,212,848	321,881	555,912	157,931
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$219,049	$1,212,848	$321,881	$555,912	$157,931
PREMIER Variable Universal Life
Net Assets	$219,049	$1,212,848	$321,881	$555,912	$157,931
Accumulation Units Outstanding	44,456	118,070	115,805	68,208	26,423
Accumulation Unit Value	$4.927	$10.272	$2.779	$8.150	$5.977
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED
ASSETS:
Investments in Underlying:
Investments, at Cost	$88,051	$205,819	$5,730,583	$702,437	$97,158
Shares Owned	9,836	28,649	384,807	51,838	6,735
Investments, at Fair Value	$71,315	$144,105	$3,967,364	$501,795	$66,476
Total Assets	71,315	144,105	3,967,364	501,795	66,476
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$71,315	$144,105	$3,967,364	$501,795	$66,476
PREMIER Variable Universal Life
Net Assets	$71,315	$144,105	$241,153	$154,141	$66,476
Accumulation Units Outstanding	9,130	13,491	20,269	15,326	6,076
Accumulation Unit Value	$7.811	$10.681	$11.898	$10.057	$10.940
Enhanced Variable Universal Life
Net Assets			$3,726,211	$347,654
Accumulation Units Outstanding			16,539	2,192
Accumulation Unit Value			$225.293	$158.595
Symetra Complete & Complete Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$11,716,547	$11,178,799	$14,434,854	$1,375,025	$831,402
Shares Owned	436,597	478,547	395,201	96,138	49,947
Investments, at Fair Value	$6,719,226	$6,307,259	$9,299,082	$845,056	$498,967
Total Assets	6,719,226	6,307,259	9,299,082	845,056	498,967
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,719,226	$6,307,259	$9,299,082	$845,056	$498,967
PREMIER Variable Universal Life
Net Assets	$2,787,391	$968,796	$2,696,281	$845,056	$498,967
Accumulation Units Outstanding	186,483	89,497	271,303	80,069	78,420
Accumulation Unit Value	$14.947	$10.825	$9.938	$10.554	$6.363
Enhanced Variable Universal Life
Net Assets	$3,875,957	$5,338,463	$6,602,801
Accumulation Units Outstanding	15,410	18,172	27,540
Accumulation Unit Value	$251.516	$293.763	$239.746
Symetra Complete & Complete Advisor
Net Assets	$55,878	$-		$-
Accumulation Units Outstanding	827	-		-
Accumulation Unit Value	$67.600	$-		$-
	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,468,280	$8,313,683	$1,400,364	$59,744	$674,003
Shares Owned	237,140	56,789	112,625	2,146	23,130
Investments, at Fair Value	$939,076	$5,632,937	$1,333,479	$39,554	$419,123
Total Assets	939,076	5,632,937	1,333,479	39,554	419,123
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$939,076	$5,632,937	$1,333,479	$39,554	$419,123
PREMIER Variable Universal Life
Net Assets	$192,096	$1,942,825	$22,127		$419,123
Accumulation Units Outstanding	22,628	177,592	1,389		44,660
Accumulation Unit Value	$8.489	$10.940	$15.929		$9.385
Enhanced Variable Universal Life
Net Assets	$746,980	$3,690,112	$1,311,352
Accumulation Units Outstanding	5,519	16,213	5,995
Accumulation Unit Value	$135.354	$227.595	$218.727
Symetra Complete & Complete Advisor
Net Assets	$-		$-	$39,554
Accumulation Units Outstanding	-		-	651
Accumulation Unit Value	$-		$-	$60.722

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$2,138,803	$4,101,967	$29,223	$24,467	$15,081
Shares Owned	2,138,803	213,860	2,523	3,036	858
Investments, at Fair Value	$2,138,803	$2,602,674	$20,734	$17,061	$9,942
Total Assets	2,138,803	2,602,674	20,734	17,061	9,942
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,138,803	$2,602,674	$20,734	$17,061	$9,942
PREMIER Variable Universal Life
Net Assets	$1,197,222	$289,554	$17,753
Accumulation Units Outstanding	85,789	25,208	2,063
Accumulation Unit Value	$13.960	$11.487	$8.605
Enhanced Variable Universal Life
Net Assets	$908,754	$2,270,757
Accumulation Units Outstanding	5,371	12,197
Accumulation Unit Value	$169.253	$186.174
Symetra Complete & Complete Advisor
Net Assets	$32,827	$42,363	$2,981	$17,061	$9,942
Accumulation Units Outstanding	302	765	40	254	141
Accumulation Unit Value	$108.402	$55.389	$73.953	$67.276	$70.591
	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I
ASSETS:
Investments in Underlying:
Investments, at Cost	$199,695	$4,852	$386,849	$815,761	$5,835
Shares Owned	13,055	285	26,283	39,809	460
Investments, at Fair Value	$148,038	$3,056	$277,282	$467,760	$6,070
Total Assets	148,038	3,056	277,282	467,760	6,070
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$148,038	$3,056	$277,282	$467,760	$6,070
PREMIER Variable Universal Life
Net Assets	$148,038		$277,282	$467,760
Accumulation Units Outstanding	16,626		32,273	86,460
Accumulation Unit Value	$8.904		$8.592	$5.410
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$3,056			$6,070
Accumulation Units Outstanding		45			56
Accumulation Unit Value		$67.597			$107.996

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$390,648	$18,753	$57,495	$23,747	$76,010
Shares Owned	31,448	1,148	9,027	3,287	8,501
Investments, at Fair Value	$408,505	$19,142	$57,415	$25,146	$58,911
Total Assets	408,505	19,142	57,415	25,146	58,911
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$408,505	$19,142	$57,415	$25,146	$58,911
PREMIER Variable Universal Life
Net Assets	$408,505
Accumulation Units Outstanding	25,987
Accumulation Unit Value	$15.720
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$19,142	$57,415	$25,146	$58,911
Accumulation Units Outstanding		178	916	333	867
Accumulation Unit Value		$107.629	$62.681	$75.517	$67.956
	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE GOVERNMENT BOND I	JP MORGAN INTERNATIONAL EQUITY
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,546	$933,973	$993,350	$18,753	$265,138
Shares Owned	960	42,201	56,687	1,700	19,026
Investments, at Fair Value	$8,077	$549,888	$682,507	$20,249	$150,877
Total Assets	8,077	549,888	682,507	20,249	150,877
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,077	$549,888	$682,507	$20,249	$150,877
PREMIER Variable Universal Life
Net Assets		$81,829	$126,507		$150,877
Accumulation Units Outstanding		5,295	7,901		11,423
Accumulation Unit Value		$15.450	$16.012		$13.209
Enhanced Variable Universal Life
Net Assets		$468,059	$556,000
Accumulation Units Outstanding		2,357	4,196
Accumulation Unit Value		$198.510	$132.513
Symetra Complete & Complete Advisor
Net Assets	$8,077			$20,249
Accumulation Units Outstanding	96			184
Accumulation Unit Value	$84.556			$110.028

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR
ASSETS:
Investments in Underlying:
Investments, at Cost	$848,768	$545,127	$1,006,171	$23,872	$1,720
Shares Owned	28,553	39,287	52,034	2,108	165
Investments, at Fair Value	$540,235	$404,658	$612,962	$19,392	$1,523
Total Assets	540,235	404,658	612,962	19,392	1,523
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$540,235	$404,658	$612,962	$19,392	$1,523
PREMIER Variable Universal Life
Net Assets	$540,235	$404,658	$612,962		$1,523
Accumulation Units Outstanding	42,831	64,440	62,521		157
Accumulation Unit Value	$12.613	$6.280	$9.804		$9.758
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets				$19,392
Accumulation Units Outstanding				230
Accumulation Unit Value				$84.183
	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$337,133	$60,715	$1,287,201	$43,374	$761,848
Shares Owned	30,483	5,922	117,538	1,337	20,659
Investments, at Fair Value	$213,387	$61,057	$1,203,598	$21,188	$322,698
Total Assets	213,387	61,057	1,203,598	21,188	322,698
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$213,387	$61,057	$1,203,598	$21,188	$322,698
PREMIER Variable Universal Life
Net Assets	$161,357		$1,012,788		$322,698
Accumulation Units Outstanding	22,319		65,546		29,278
Accumulation Unit Value	$7.230		$15.456		$11.022
Enhanced Variable Universal Life
Net Assets			$190,810
Accumulation Units Outstanding			1,185
Accumulation Unit Value			$161.102
Symetra Complete & Complete Advisor
Net Assets	$52,030	$61,057		$21,188
Accumulation Units Outstanding	752	581		498
Accumulation Unit Value	$69.273	$105.112		$42.473

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS I	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$75,540	$293,925	$4,111,408	$6,986,436	$58,583
Shares Owned	4,891	15,380	186,377	325,825	5,647
Investments, at Fair Value	$74,243	$234,712	$2,970,839	$4,313,909	$36,478
Total Assets	74,243	234,712	2,970,839	4,313,909	36,478
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$74,243	$234,712	$2,970,839	$4,313,909	$36,478
PREMIER Variable Universal Life
Net Assets		$234,712	$2,093,878	$2,648,961
Accumulation Units Outstanding		26,219	226,290	292,184
Accumulation Unit Value		$8.952	$9.253	$9.066
Enhanced Variable Universal Life
Net Assets			$876,961	$1,664,948
Accumulation Units Outstanding			7,076	12,158
Accumulation Unit Value			$123.938	$136.935
Symetra Complete & Complete Advisor
Net Assets	$74,243				$36,478
Accumulation Units Outstanding	1,078				563
Accumulation Unit Value	$68.860				$64.720
	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$30,671	$2,274,501	$56,713	$243,723	$1,160,866
Shares Owned	2,997	117,687	4,917	12,525	81,454
Investments, at Fair Value	$19,334	$1,379,299	$51,182	$130,008	$557,147
Total Assets	19,334	1,379,299	51,182	130,008	557,147
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$19,334	$1,379,299	$51,182	$130,008	$557,147
PREMIER Variable Universal Life
Net Assets	$19,334	$1,050,166		$130,008	$554,321
Accumulation Units Outstanding	2,562	82,296		21,671	45,747
Accumulation Unit Value	$7.538	$12.761		$5.999	$12.117
Enhanced Variable Universal Life
Net Assets		$329,133
Accumulation Units Outstanding		2,149
Accumulation Unit Value		$153.127
Symetra Complete & Complete Advisor
Net Assets		$-	$51,182		$2,826
Accumulation Units Outstanding		-	879		47
Accumulation Unit Value		$-	$58.236		$60.688

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX	TEMPLETON DEVELOPING MARKETS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$216,699	$82,553	$44,196	$6,260	$92,387
Shares Owned	16,205	8,636	465	116	9,134
Investments, at Fair Value	$109,548	$77,030	$26,314	$4,689	$55,807
Total Assets	109,548	77,030	26,314	4,689	55,807
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$109,548	$77,030	$26,314	$4,689	$55,807
PREMIER Variable Universal Life
Net Assets	$109,548	$77,030
Accumulation Units Outstanding	14,180	7,722
Accumulation Unit Value	$7.725	$9.975
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$26,314	$4,689	$55,807
Accumulation Units Outstanding			469	71	1,177
Accumulation Unit Value			$56.102	$65.950	$47.410
	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL INCOME SECURITIES I	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,026,645	$23,654	$110,269	$75,269	$406,776
Shares Owned	81,669	1,433	6,526	5,265	27,030
Investments, at Fair Value	$493,278	$24,973	$111,610	$43,916	$221,642
Total Assets	493,278	24,973	111,610	43,916	221,642
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$493,278	$24,973	$111,610	$43,916	$221,642
PREMIER Variable Universal Life
Net Assets	$493,278		$111,610		$221,642
Accumulation Units Outstanding	37,074		8,700		24,129
Accumulation Unit Value	$13.305		$12.829		$9.185
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$24,973		$43,916
Accumulation Units Outstanding		234		770
Accumulation Unit Value		$106.903		$57.065

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2008

	Sub-Accounts
	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$58,421	$75,011	$286,137	$295,661	$84,190
Shares Owned	2,945	5,842	11,262	16,720	6,578
Investments, at Fair Value	$43,740	$72,558	$198,327	$197,294	$60,645
Total Assets	43,740	72,558	198,327	197,294	60,645
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$43,740	$72,558	$198,327	$197,294	$60,645
PREMIER Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$43,740	$72,558	$198,327	$197,294	$60,645
Accumulation Units Outstanding	568	1,040	3,167	3,649	1,042
Accumulation Unit Value	$77.057	$69.786	$62.620	$54.063	$58.185
	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$42,340	$73,330	$57,471	$113,494	$823,482
Shares Owned	4,970	5,598	4,958	5,208	24,981
Investments, at Fair Value	$38,018	$54,750	$57,614	$94,620	$482,143
Total Assets	38,018	54,750	57,614	94,620	482,143
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$38,018	$54,750	$57,614	$94,620	$482,143
PREMIER Variable Universal Life
Net Assets					$482,143
Accumulation Units Outstanding					34,505
Accumulation Unit Value					$13.973
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$38,018	$54,750	$57,614	$94,620
Accumulation Units Outstanding	638	910	546	1,519
Accumulation Unit Value	$59.544	$60.165	$105.503	$62.298

1  Reference Note 1 for name changes, reorganizations and Commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	(8,398)	(29)	(601)	(298)	(140)
Net Investment Income (Loss)	(8,398)	(29)	(601)	(298)	(140)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(25,945)	(943)	(7,863)	(27,293)	1,027
Realized Capital Gain Distributions Received	-	-	11,057	5,860	3,864
Net Change in Unrealized Appreciation (Depreciation)	(606,475)	(835)	(54,321)	(4,560)	(10,960)
Net Gain (Loss) on Investments	(632,420)	(1,778)	(51,127)	(25,993)	(6,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(640,818)	$(1,807)	$(51,728)	$(26,291)	$(6,209)
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY I	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$42,251	$9,582	$3,095	$-	$37,289
Mortality and Expense Risk Charge	(6,121)	(11,712)	(4,656)	(45)	(10,277)
Net Investment Income (Loss)	36,130	(2,130)	(1,561)	(45)	27,012
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(70,085)	(112,336)	(56,872)	(8)	(22,913)
Realized Capital Gain Distributions Received	65,299	23,170	8,998	157	108,046
Net Change in Unrealized Appreciation (Depreciation)	(509,225)	(755,496)	(294,443)	(1,191)	(457,658)
Net Gain (Loss) on Investments	(514,011)	(844,662)	(342,317)	(1,042)	(372,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(477,881)	$(846,792)	$(343,878)	$(1,087)	$(345,513)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Investment Income
Dividend Income	$945	$6,782	$10,268	$754	$-
Mortality and Expense Risk Charge	(181)	(992)	(8,761)	(260)	(421)
Net Investment Income (Loss)	764	5,790	1,507	494	(421)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,840	1,291	5,146	(5,582)	(1,330)
Realized Capital Gain Distributions Received	-	-	120,611	1,079	9,167
Net Change in Unrealized Appreciation (Depreciation)	(723)	(11,670)	(832,618)	(12,914)	(39,042)
Net Gain (Loss) on Investments	2,117	(10,379)	(706,861)	(17,417)	(31,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,881	$(4,589)	$(705,354)	$(16,923)	$(31,626)
	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Investment Income
Dividend Income	$-	$18,705	$12,621	$10,980	$26,490
Mortality and Expense Risk Charge	(81)	(5,421)	(4,360)	(8,066)	(3,787)
Net Investment Income (Loss)	(81)	13,284	8,261	2,914	22,703
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(462)	(63,430)	(2,726)	(61,165)	(11,960)
Realized Capital Gain Distributions Received	1,551	99,308	47,013	177,810	-
Net Change in Unrealized Appreciation (Depreciation)	(7,460)	(293,226)	(268,378)	(660,348)	(38,254)
Net Gain (Loss) on Investments	(6,371)	(257,348)	(224,091)	(543,703)	(50,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,452)	$(244,064)	$(215,830)	$(540,789)	$(27,511)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
Investment Income
Dividend Income	$2,175	$15,678	$-	$28,644	$3,433
Mortality and Expense Risk Charge	(2,030)	(5,648)	(3,078)	(4,983)	(1,730)
Net Investment Income (Loss)	145	10,030	(3,078)	23,661	1,703
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	686	(418,677)	(10,574)	(998)	4,804
Realized Capital Gain Distributions Received	-	-	-	-	44,648
Net Change in Unrealized Appreciation (Depreciation)	(118,820)	(15,833)	(215,834)	(243,746)	(201,332)
Net Gain (Loss) on Investments	(118,134)	(434,510)	(226,408)	(244,744)	(151,880)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(117,989)	$(424,480)	$(229,486)	$(221,083)	$(150,177)
	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED
Investment Income
Dividend Income	$4,882	$17,216	$138,334	$13,355	$1,585
Mortality and Expense Risk Charge	(596)	(1,247)	(49,088)	(6,504)	(647)
Net Investment Income (Loss)	4,286	15,969	89,246	6,851	938
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(171)	(6,429)	(185,503)	(4,555)	(1,640)
Realized Capital Gain Distributions Received	-	-	580,558	651	3,435
Net Change in Unrealized Appreciation (Depreciation)	(23,186)	(60,550)	(2,253,438)	(317,140)	(39,645)
Net Gain (Loss) on Investments	(23,357)	(66,979)	(1,858,383)	(321,044)	(37,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,071)	$(51,010)	$(1,769,137)	$(314,193)	$(36,912)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Investment Income
Dividend Income	$97,753	$233,876	$119,383	$14,988	$3,626
Mortality and Expense Risk Charge	(81,810)	(81,697)	(126,794)	(8,339)	(5,866)
Net Investment Income (Loss)	15,943	152,179	(7,411)	6,649	(2,240)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(687,024)	(287,556)	(108,515)	(5,816)	5,138
Realized Capital Gain Distributions Received	292,298	9,885	-	124,483	-
Net Change in Unrealized Appreciation (Depreciation)	(4,981,202)	(4,826,954)	(8,754,475)	(739,069)	(618,058)
Net Gain (Loss) on Investments	(5,375,928)	(5,104,625)	(8,862,990)	(620,402)	(612,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,359,985)	$(4,952,446)	$(8,870,401)	$(613,753)	$(615,160)
	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II
Investment Income
Dividend Income	$105,683	$168,780	$58,944	$259	$1,451
Mortality and Expense Risk Charge	(10,790)	(62,704)	(12,791)	(421)	(4,116)
Net Investment Income (Loss)	94,893	106,076	46,153	(162)	(2,665)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(70,786)	(252,025)	(12,825)	(17,684)	(97,759)
Realized Capital Gain Distributions Received	-	85,085	1,145	9,146	96,280
Net Change in Unrealized Appreciation (Depreciation)	(359,979)	(3,332,848)	(92,994)	(19,678)	(277,586)
Net Gain (Loss) on Investments	(430,765)	(3,499,788)	(104,674)	(28,216)	(279,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(335,872)	$(3,393,712)	$(58,521)	$(28,378)	$(281,730)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS I
Investment Income
Dividend Income	$94,732	$100,971	$35	$528	$701
Mortality and Expense Risk Charge	(23,859)	(34,877)	(179)	(79)	(96)
Net Investment Income (Loss)	70,873	66,094	(144)	449	605
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	15,259	(24)	(19)	(65)
Realized Capital Gain Distributions Received	-	497,873	-	486	281
Net Change in Unrealized Appreciation (Depreciation)	-	(2,771,233)	(9,906)	(7,406)	(5,106)
Net Gain (Loss) on Investments	-	(2,258,101)	(9,930)	(6,939)	(4,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,873	$(2,192,007)	$(10,074)	$(6,490)	$(4,285)
	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH I	FRANKLIN SMALL-MID CAP GROWTH II
Investment Income
Dividend Income	$11,390	$275	$3,522	$-	$-
Mortality and Expense Risk Charge	(1,336)	(136)	(2,181)	(243)	(4,872)
Net Investment Income (Loss)	10,054	139	1,341	(243)	(4,872)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(39,450)	(8,601)	(57,861)	(24,342)	(29,786)
Realized Capital Gain Distributions Received	4,770	1,487	24,391	4,344	86,580
Net Change in Unrealized Appreciation (Depreciation)	(51,180)	(1,752)	(73,406)	353	(416,177)
Net Gain (Loss) on Investments	(85,860)	(8,866)	(106,876)	(19,645)	(359,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,806)	$(8,727)	$(105,535)	$(19,888)	$(364,255)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I
Investment Income
Dividend Income	$-	$19,772	$-	$345	$400
Mortality and Expense Risk Charge	(4)	(2,837)	(24)	(70)	(15)
Net Investment Income (Loss)	(4)	16,935	(24)	275	385
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(2,078)	1	(659)	3
Realized Capital Gain Distributions Received	-	-	-	3	5
Net Change in Unrealized Appreciation (Depreciation)	235	12,541	390	(80)	1,399
Net Gain (Loss) on Investments	235	10,463	391	(736)	1,407
Net Increase (Decrease) in Net Assets Resulting from Operations	$231	$27,398	$367	$(461)	$1,792
	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE GOVERNMENT BOND I
Investment Income
Dividend Income	$61	$316	$14,105	$29,771	$-
Mortality and Expense Risk Charge	(394)	(51)	(7,685)	(10,181)	(24)
Net Investment Income (Loss)	(333)	265	6,420	19,590	(24)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(152)	(9)	(43,928)	270,763	3
Realized Capital Gain Distributions Received	9	-	143,971	67,109	-
Net Change in Unrealized Appreciation (Depreciation)	(16,977)	(1,469)	(511,092)	(1,147,352)	1,496
Net Gain (Loss) on Investments	(17,120)	(1,478)	(411,049)	(809,480)	1,499
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,453)	$(1,213)	$(404,629)	$(789,890)	$1,475

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADMIN
Investment Income
Dividend Income	$3,898	$7,389	$7,561	$29,247	$1,034
Mortality and Expense Risk Charge	(1,528)	(4,814)	(3,843)	(6,770)	(93)
Net Investment Income (Loss)	2,370	2,575	3,718	22,477	941
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,886)	16,671	6,616	(157,888)	(123)
Realized Capital Gain Distributions Received	35,813	50,087	-	41,599	65
Net Change in Unrealized Appreciation (Depreciation)	(149,298)	(343,354)	(229,441)	(347,579)	(4,480)
Net Gain (Loss) on Investments	(115,371)	(276,596)	(222,825)	(463,868)	(4,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(113,001)	$(274,021)	$(219,107)	$(441,391)	$(3,597)
	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I
Investment Income
Dividend Income	$436	$15,925	$2,566	$72,411	$109
Mortality and Expense Risk Charge	(104)	(2,530)	(464)	(10,010)	(216)
Net Investment Income (Loss)	332	13,395	2,102	62,401	(107)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2,754)	(17,733)	(4,462)	(28,864)	(5,191)
Realized Capital Gain Distributions Received	5	3,501	982	-	4,486
Net Change in Unrealized Appreciation (Depreciation)	(182)	(145,216)	342	(52,391)	(21,763)
Net Gain (Loss) on Investments	(2,931)	(159,448)	(3,138)	(81,255)	(22,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,599)	$(146,053)	$(1,036)	$(18,854)	$(22,575)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I
Investment Income
Dividend Income	$642	$529	$4,193	$76,800	$-
Mortality and Expense Risk Charge	(4,864)	(93)	(1,117)	(31,750)	(47,184)
Net Investment Income (Loss)	(4,222)	436	3,076	45,050	(47,184)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(100,911)	(5)	(10,530)	(4,316)	(185,916)
Realized Capital Gain Distributions Received	113,922	-	8,507	171,386	588,249
Net Change in Unrealized Appreciation (Depreciation)	(563,878)	(1,298)	(45,090)	(1,891,159)	(2,986,956)
Net Gain (Loss) on Investments	(550,867)	(1,303)	(47,113)	(1,724,089)	(2,584,623)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(555,089)	$(867)	$(44,037)	$(1,679,039)	$(2,631,807)
	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II
Investment Income
Dividend Income	$3,851	$2,159	$22,739	$974	$7,752
Mortality and Expense Risk Charge	(321)	(188)	(15,015)	(71)	(1,354)
Net Investment Income (Loss)	3,530	1,971	7,724	903	6,398
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(55)	(1,462)	(236,623)	(365)	(101,462)
Realized Capital Gain Distributions Received	540	238	156,396	1,157	54,712
Net Change in Unrealized Appreciation (Depreciation)	(22,106)	(10,775)	(732,634)	(5,384)	(46,941)
Net Gain (Loss) on Investments	(21,621)	(11,999)	(812,861)	(4,592)	(93,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(18,091)	$(10,028)	$(805,137)	$(3,689)	$(87,293)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX
Investment Income
Dividend Income	$5,004	$363	$2,535	$1,082	$48
Mortality and Expense Risk Charge	(5,932)	(1,059)	(261)	(249)	(35)
Net Investment Income (Loss)	(928)	(696)	2,274	833	13
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(147,698)	(25,574)	(1,062)	103	(2)
Realized Capital Gain Distributions Received	133,761	24,666	50	534	59
Net Change in Unrealized Appreciation (Depreciation)	(357,156)	(66,847)	(5,497)	(17,883)	(1,571)
Net Gain (Loss) on Investments	(371,093)	(67,755)	(6,509)	(17,246)	(1,514)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(372,021)	$(68,451)	$(4,235)	$(16,413)	$(1,501)
	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL INCOME SECURITIES I	TEMPLETON GLOBAL INCOME SECURITIES II	TEMPLETON GROWTH SECURITIES I
Investment Income
Dividend Income	$1,363	$22,926	$185	$4,305	$1,277
Mortality and Expense Risk Charge	(292)	(5,820)	(62)	(673)	(418)
Net Investment Income (Loss)	1,071	17,106	123	3,632	859
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(326)	(47,849)	1	2,781	(1,137)
Realized Capital Gain Distributions Received	9,043	171,850	-	-	4,244
Net Change in Unrealized Appreciation (Depreciation)	(36,580)	(728,906)	1,270	(2,847)	(31,224)
Net Gain (Loss) on Investments	(27,863)	(604,905)	1,271	(66)	(28,117)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,792)	$(587,799)	$1,394	$3,566	$(27,258)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD INTERNATIONAL
Investment Income
Dividend Income	$5,711	$1,756	$-	$4,976	$4,411
Mortality and Expense Risk Charge	(2,285)	(323)	(92)	(1,136)	(1,082)
Net Investment Income (Loss)	3,426	1,433	(92)	3,840	3,329
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(30,850)	(69)	(10)	(4,053)	2,201
Realized Capital Gain Distributions Received	22,506	2,387	-	8,477	15,483
Net Change in Unrealized Appreciation (Depreciation)	(169,216)	(14,681)	(2,454)	(87,809)	(98,367)
Net Gain (Loss) on Investments	(177,560)	(12,363)	(2,464)	(83,385)	(80,683)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(174,134)	$(10,930)	$(2,556)	$(79,545)	$(77,354)
	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX
Investment Income
Dividend Income	$729	$212	$312	$2,139	$121
Mortality and Expense Risk Charge	(236)	(71)	(236)	(272)	(271)
Net Investment Income (Loss)	493	141	76	1,867	(150)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,023)	(214)	(1,572)	(196)	(356)
Realized Capital Gain Distributions Received	6,412	2,169	4,868	-	458
Net Change in Unrealized Appreciation (Depreciation)	(23,545)	(4,323)	(18,580)	143	(18,676)
Net Gain (Loss) on Investments	(18,156)	(2,368)	(15,284)	(53)	(18,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,663)	$(2,227)	$(15,208)	$1,814	$(18,724)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2008

Sub-Accounts
WANGER USA[1]
Investment Income
Dividend Income	$-
Mortality and Expense Risk Charge	(5,279)
Net Investment Income (Loss)	(5,279)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(39,711)
Realized Capital Gain Distributions Received	95,552
Net Change in Unrealized Appreciation (Depreciation)	(394,550)
Net Gain (Loss) on Investments	(338,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(343,988)

1  Reference Note 1 for name changes, reorganizations and Commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Net Assets at January 1, 2007	$1,386,568	$943	$135,417	$20,690	$19,447
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(10,374)	(316)	(877)	(312)	(155)
Realized Gains (Losses)	18,255	(3,035)	21,893	7,553	585
Net Change in Unrealized Appreciation (Depreciation)	146,736	9	(8,631)	(6,055)	1,837
Net Increase (Decrease) in Net Assets Resulting from Operations	154,617	(3,342)	12,385	1,186	2,267
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	229,119	4,197	20,842	55,105	4,202
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	246,500	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(248,869)	(1,455)	(62,501)	(20,268)	(2,574)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(243,044)	-	-	-
Increase (Decrease) from Contract Transactions	(19,750)	6,198	(41,659)	34,837	1,628
Total Increase (Decrease) in Net Assets	134,867	2,856	(29,274)	36,023	3,895
Net Assets at December 31, 2007	1,521,435	3,799	106,143	56,713	23,342
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(8,398)	(29)	(601)	(298)	(140)
Realized Gains (Losses)	(25,945)	(943)	3,194	(21,433)	4,891
Net Change in Unrealized Appreciation (Depreciation)	(606,475)	(835)	(54,321)	(4,560)	(10,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	(640,818)	(1,807)	(51,728)	(26,291)	(6,209)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	173,289	10,596	9,897	7,967	5,353
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	129,264	66,162	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(191,189)	(5,482)	(12,277)	(23,559)	(8,227)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(68,264)	(65,834)	-	-	-
Increase (Decrease) from Contract Transactions	43,100	5,442	(2,380)	(15,592)	(2,874)
Total Increase (Decrease) in Net Assets	(597,718)	3,635	(54,108)	(41,883)	(9,083)
Net Assets at December 31, 2008	$923,717	$7,434	$52,035	$14,830	$14,259

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY I	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2007	$1,337,901	$1,684,092	$392,697	$-	$1,518,940
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	63,070	(4,458)	(1,236)	-	20,807
Realized Gains (Losses)	408,623	386,706	62,654	-	99,637
Net Change in Unrealized Appreciation (Depreciation)	(554,504)	(161,718)	4,097	-	(57,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,811)	220,530	65,515	-	62,519
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	328,236	1,295,721	577,345	-	245,429
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	220,608	249,962	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(431,487)	(1,234,952)	(252,732)	-	(273,014)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(127,493)	(253,144)	-	-
Increase (Decrease) from Contract Transactions	(103,251)	153,884	321,431	-	(27,585)
Total Increase (Decrease) in Net Assets	(186,062)	374,414	386,946	-	34,934
Net Assets at December 31, 2007	1,151,839	2,058,506	779,643	-	1,553,874
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	36,130	(2,130)	(1,561)	(45)	27,012
Realized Gains (Losses)	(4,786)	(89,166)	(47,874)	149	85,133
Net Change in Unrealized Appreciation (Depreciation)	(509,225)	(755,496)	(294,443)	(1,191)	(457,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	(477,881)	(846,792)	(343,878)	(1,087)	(345,513)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	144,480	706,802	234,176	-	431,372
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	82,699	-	37,679	171,564
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(339,668)	(697,485)	(201,581)	-	(360,641)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(96,885)	-	(120)	(114,541)
Increase (Decrease) from Contract Transactions	(195,188)	(4,869)	32,595	37,559	127,754
Total Increase (Decrease) in Net Assets	(673,069)	(851,661)	(311,283)	36,472	(217,759)
Net Assets at December 31, 2008	$478,770	$1,206,845	$468,360	$36,472	$1,336,115

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Net Assets at January 1, 2007	$-	$62,271	$1,316,248	$41,860	$48,112
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3	3,586	(584)	(66)	(421)
Realized Gains (Losses)	-	(434)	86,360	(72)	1,912
Net Change in Unrealized Appreciation (Depreciation)	79	5,876	142,659	(4,629)	10,123
Net Increase (Decrease) in Net Assets Resulting from Operations	82	9,028	228,435	(4,767)	11,614
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	135,235	251,697	67,317	25,621
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	66,591	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(86,148)	(281,200)	(62,782)	(15,188)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	66,591	49,087	(29,503)	4,535	10,433
Total Increase (Decrease) in Net Assets	66,673	58,115	198,932	(232)	22,047
Net Assets at December 31, 2007	66,673	120,386	1,515,180	41,628	70,159
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	764	5,790	1,507	494	(421)
Realized Gains (Losses)	2,840	1,291	125,757	(4,503)	7,837
Net Change in Unrealized Appreciation (Depreciation)	(723)	(11,670)	(832,618)	(12,914)	(39,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,881	(4,589)	(705,354)	(16,923)	(31,626)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	84,236	240,476	15,129	16,833
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,844	-	6,289	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(60,904)	(247,905)	(11,716)	(7,411)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(65,124)	-	(87)	-	-
Increase (Decrease) from Contract Transactions	(60,280)	23,332	(1,227)	3,413	9,422
Total Increase (Decrease) in Net Assets	(57,399)	18,743	(706,581)	(13,510)	(22,204)
Net Assets at December 31, 2008	$9,274	$139,129	$808,599	$28,118	$47,955

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at January 1, 2007	$-	$1,312,846	$673,598	$1,576,743	$590,275
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(23)	11,177	5,806	(4,646)	24,312
Realized Gains (Losses)	28	145,211	17,541	239,722	(5,008)
Net Change in Unrealized Appreciation (Depreciation)	875	(206,813)	19,946	(220,679)	(2,943)
Net Increase (Decrease) in Net Assets Resulting from Operations	880	(50,425)	43,293	14,397	16,361
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	10,919	245,960	90,702	215,069	95,750
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(380)	(564,962)	(80,068)	(405,667)	(145,633)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	10,539	(319,002)	10,634	(190,598)	(49,883)
Total Increase (Decrease) in Net Assets	11,419	(369,427)	53,927	(176,201)	(33,522)
Net Assets at December 31, 2007	11,419	943,419	727,525	1,400,542	556,753
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(81)	13,284	8,261	2,914	22,703
Realized Gains (Losses)	1,089	35,878	44,287	116,645	(11,960)
Net Change in Unrealized Appreciation (Depreciation)	(7,460)	(293,226)	(268,378)	(660,348)	(38,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,452)	(244,064)	(215,830)	(540,789)	(27,511)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	6,964	135,752	84,670	169,476	87,848
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,158)	(211,223)	(120,399)	(253,150)	(114,253)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	5,806	(75,471)	(35,729)	(83,674)	(26,405)
Total Increase (Decrease) in Net Assets	(646)	(319,535)	(251,559)	(624,463)	(53,916)
Net Assets at December 31, 2008	$10,773	$623,884	$475,966	$776,079	$502,837

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A
Net Assets at January 1, 2007	$320,253	$1,648,104	$499,585	$840,463	$278,272
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(591)	3,411	(3,777)	21,797	5,051
Realized Gains (Losses)	9,052	125,855	14,472	21,653	14,356
Net Change in Unrealized Appreciation (Depreciation)	14,663	(71,624)	57,841	(9,463)	18,613
Net Increase (Decrease) in Net Assets Resulting from Operations	23,124	57,642	68,536	33,987	38,020
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	61,361	3,466,012	172,562	104,066	30,371
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(61,148)	(4,370,271)	(168,507)	(158,367)	(34,330)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	213	(904,259)	4,055	(54,301)	(3,959)
Total Increase (Decrease) in Net Assets	23,337	(846,617)	72,591	(20,314)	34,061
Net Assets at December 31, 2007	343,590	801,487	572,176	820,149	312,333
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	145	10,030	(3,078)	23,661	1,703
Realized Gains (Losses)	686	(418,677)	(10,574)	(998)	49,452
Net Change in Unrealized Appreciation (Depreciation)	(118,820)	(15,833)	(215,834)	(243,746)	(201,332)
Net Increase (Decrease) in Net Assets Resulting from Operations	(117,989)	(424,480)	(229,486)	(221,083)	(150,177)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	50,241	2,832,208	109,332	81,186	25,202
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(56,793)	(1,996,367)	(130,141)	(124,340)	(29,427)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(6,552)	835,841	(20,809)	(43,154)	(4,225)
Total Increase (Decrease) in Net Assets	(124,541)	411,361	(250,295)	(264,237)	(154,402)
Net Assets at December 31, 2008	$219,049	$1,212,848	$321,881	$555,912	$157,931

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED
Net Assets at January 1, 2007	$98,726	$191,120	$6,407,902	$967,076	$126,401
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,184	13,971	333,998	33,602	3,281
Realized Gains (Losses)	1,685	89	231,610	12,789	9,541
Net Change in Unrealized Appreciation (Depreciation)	(2,626)	(8,795)	303,432	123,106	(3,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,243	5,265	869,040	169,497	9,073
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	12,987	40,321	57,551	30,748	19,117
Enhanced Variable Universal Life	-	-	450,733	64,753	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(18,270)	(44,317)	(44,177)	(25,013)	(43,415)
Enhanced Variable Universal Life	-	-	(1,209,564)	(170,590)	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(5,283)	(3,996)	(745,457)	(100,102)	(24,298)
Total Increase (Decrease) in Net Assets	(2,040)	1,269	123,583	69,395	(15,225)
Net Assets at December 31, 2007	96,686	192,389	6,531,485	1,036,471	111,176
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,286	15,969	89,246	6,851	938
Realized Gains (Losses)	(171)	(6,429)	395,055	(3,904)	1,795
Net Change in Unrealized Appreciation (Depreciation)	(23,186)	(60,550)	(2,253,438)	(317,140)	(39,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,071)	(51,010)	(1,769,137)	(314,193)	(36,912)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	11,325	38,244	37,608	24,117	15,112
Enhanced Variable Universal Life	-	-	387,680	56,244	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(17,625)	(35,518)	(82,278)	(105,146)	(22,900)
Enhanced Variable Universal Life	-	-	(1,137,994)	(195,698)	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(6,300)	2,726	(794,984)	(220,483)	(7,788)
Total Increase (Decrease) in Net Assets	(25,371)	(48,284)	(2,564,121)	(534,676)	(44,700)
Net Assets at December 31, 2008	$71,315	$144,105	$3,967,364	$501,795	$66,476

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Net Assets at January 1, 2007	$11,191,928	$13,057,104	$17,353,338	$1,246,768	$958,644
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13,688	112,688	(5,065)	15,075	(7,435)
Realized Gains (Losses)	4,006,683	1,559,004	295,926	120,765	34,814
Net Change in Unrealized Appreciation (Depreciation)	(2,187,599)	(1,532,107)	4,005,638	8,175	183,851
Net Increase (Decrease) in Net Assets Resulting from Operations	1,832,772	139,585	4,296,499	144,015	211,230
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,604,904	331,422	676,898	332,573	112,521
Enhanced Variable Universal Life	653,830	1,303,277	947,239	-	-
Symetra Complete & Complete Advisor	266,302	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,694,650)	(347,649)	(891,290)	(309,378)	(154,394)
Enhanced Variable Universal Life	(1,351,797)	(2,479,048)	(2,359,631)	-	-
Symetra Complete & Complete Advisor	(1,592)	-	-	-	-
Increase (Decrease) from Contract Transactions	(523,003)	(1,191,998)	(1,626,784)	23,195	(41,873)
Total Increase (Decrease) in Net Assets	1,309,769	(1,052,413)	2,669,715	167,210	169,357
Net Assets at December 31, 2007	12,501,697	12,004,691	20,023,053	1,413,978	1,128,001
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	15,943	152,179	(7,411)	6,649	(2,240)
Realized Gains (Losses)	(394,726)	(277,671)	(108,515)	118,667	5,138
Net Change in Unrealized Appreciation (Depreciation)	(4,981,202)	(4,826,954)	(8,754,475)	(739,069)	(618,058)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,359,985)	(4,952,446)	(8,870,401)	(613,753)	(615,160)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,212,369	272,497	652,391	395,715	126,621
Enhanced Variable Universal Life	370,201	533,871	771,760	-	-
Symetra Complete & Complete Advisor	382,737	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,058,810)	(396,761)	(867,984)	(350,884)	(140,495)
Enhanced Variable Universal Life	(876,484)	(1,154,593)	(2,409,737)	-	-
Symetra Complete & Complete Advisor	(452,499)	-	-	-	-
Increase (Decrease) from Contract Transactions	(422,486)	(744,986)	(1,853,570)	44,831	(13,874)
Total Increase (Decrease) in Net Assets	(5,782,471)	(5,697,432)	(10,723,971)	(568,922)	(629,034)
Net Assets at December 31, 2008	$6,719,226	$6,307,259	$9,299,082	$845,056	$498,967

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II
Net Assets at January 1, 2007	$1,563,856	$10,257,675	$1,488,119	$-	$452,162
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	103,554	273,656	49,273	217	(1,289)
Realized Gains (Losses)	(25,099)	1,109,798	(12,492)	814	62,588
Net Change in Unrealized Appreciation (Depreciation)	(48,046)	(913,240)	13,012	(511)	4,539
Net Increase (Decrease) in Net Assets Resulting from Operations	30,409	470,214	49,793	520	65,838
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	25,506	269,544	2,523	-	439,213
Enhanced Variable Universal Life	193,297	2,771,549	435,400	-	-
Symetra Complete & Complete Advisor	-	-	-	371,139	455,212
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(30,929)	(316,041)	(15,747)	-	(280,590)
Enhanced Variable Universal Life	(387,754)	(4,161,047)	(470,456)	-	-
Symetra Complete & Complete Advisor	-	-	-	(305,083)	(461,700)
Increase (Decrease) from Contract Transactions	(199,880)	(1,435,995)	(48,280)	66,056	152,135
Total Increase (Decrease) in Net Assets	(169,471)	(965,781)	1,513	66,576	217,973
Net Assets at December 31, 2007	1,394,385	9,291,894	1,489,632	66,576	670,135
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	94,893	106,076	46,153	(162)	(2,665)
Realized Gains (Losses)	(70,786)	(166,940)	(11,680)	(8,538)	(1,479)
Net Change in Unrealized Appreciation (Depreciation)	(359,979)	(3,332,848)	(92,994)	(19,678)	(277,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	(335,872)	(3,393,712)	(58,521)	(28,378)	(281,730)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	27,693	262,452	2,142	-	273,396
Enhanced Variable Universal Life	98,233	1,414,056	129,724	-	-
Symetra Complete & Complete Advisor	-	-	-	56,481	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(41,256)	(436,049)	(8,080)	-	(242,678)
Enhanced Variable Universal Life	(204,107)	(1,505,704)	(221,418)	-	-
Symetra Complete & Complete Advisor	-	-	-	(55,125)	-
Increase (Decrease) from Contract Transactions	(119,437)	(265,245)	(97,632)	1,356	30,718
Total Increase (Decrease) in Net Assets	(455,309)	(3,658,957)	(156,153)	(27,022)	(251,012)
Net Assets at December 31, 2008	$939,076	$5,632,937	$1,333,479	$39,554	$419,123

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I1	FRANKLIN INCOME SECURITIES FUND CLASS I
Net Assets at January 1, 2007	$2,240,743	$5,070,818	$11,777	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	131,616	126,588	(89)	-	-
Realized Gains (Losses)	-	649,409	432	-	-
Statements of Changes In Net Assets
Net Increase (Decrease) in Net Assets Resulting from Operations	131,616	797,982	1,596	-	(33)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	12,156,643	42,780	9,446	-	-
Enhanced Variable Universal Life	5,333,129	337,155	-	-	-
Symetra Complete & Complete Advisor	2,426,530	-	4,840	-	14,498
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(11,412,075)	(54,270)	(3,510)	-	-
Enhanced Variable Universal Life	(4,999,046)	(924,664)	-	-	-
Symetra Complete & Complete Advisor	(2,427,951)	-	-	-	-
Increase (Decrease) from Contract Transactions	1,077,230	(598,999)	10,776	-	14,498
Total Increase (Decrease) in Net Assets	1,208,846	198,983	12,372	-	14,465
Net Assets at December 31, 2007	3,449,589	5,269,801	24,149	-	14,465
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	70,873	66,094	(144)	449	605
Realized Gains (Losses)	-	513,132	(24)	467	216
Net Change in Unrealized Appreciation (Depreciation)	-	(2,771,233)	(9,906)	(7,406)	(5,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	70,873	(2,192,007)	(10,074)	(6,490)	(4,285)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	5,750,011	33,879	16,731	-	-
Enhanced Variable Universal Life	1,292,907	202,016	-	-	-
Symetra Complete & Complete Advisor	4,249,417	95,096	-	23,594	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(6,719,059)	(52,032)	(9,998)	-	-
Enhanced Variable Universal Life	(1,734,013)	(719,832)	-	-	-
Symetra Complete & Complete Advisor	(4,220,922)	(34,247)	(74)	(43)	(238)
Increase (Decrease) from Contract Transactions	(1,381,659)	(475,120)	6,659	23,551	(238)
Total Increase (Decrease) in Net Assets	(1,310,786)	(2,667,127)	(3,415)	17,061	(4,523)
Net Assets at December 31, 2008	$2,138,803	$2,602,674	$20,734	$17,061	$9,942

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH I	FRANKLIN SMALL-MID CAP GROWTH II
Net Assets at January 1, 2007	$90,362	$-	$180,016	$-	$863,541
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,323	(16)	(80)	(18)	(6,355)
Realized Gains (Losses)	4,511	590	17,792	377	144,421
Net Change in Unrealized Appreciation (Depreciation)	(6,750)	(44)	(41,989)	(353)	(49,795)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,084	530	(24,277)	6	88,271
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	106,171	-	357,105	-	181,189
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	85,669	151,530	101,864	144,062
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(26,308)	-	(159,274)	-	(291,356)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(62,987)	(146,652)	(58,620)	(143,606)
Increase (Decrease) from Contract Transactions	79,863	22,682	202,709	43,244	(109,711)
Total Increase (Decrease) in Net Assets	80,947	23,212	178,432	43,250	(21,440)
Net Assets at December 31, 2007	171,309	23,212	358,448	43,250	842,101
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	10,054	139	1,341	(243)	(4,872)
Realized Gains (Losses)	(34,680)	(7,114)	(33,470)	(19,998)	56,794
Net Change in Unrealized Appreciation (Depreciation)	(51,180)	(1,752)	(73,406)	353	(416,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,806)	(8,727)	(105,535)	(19,888)	(364,255)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	183,058	-	180,473	-	173,999
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	16,540	-	38,593	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(130,523)	-	(156,104)	-	(184,085)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(27,969)	-	(61,955)	-
Increase (Decrease) from Contract Transactions	52,535	(11,429)	24,369	(23,362)	(10,086)
Total Increase (Decrease) in Net Assets	(23,271)	(20,156)	(81,166)	(43,250)	(374,341)
Net Assets at December 31, 2008	$148,038	$3,056	$277,282	$-	$467,760

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I
Net Assets at January 1, 2007	$-	$354,875	$-	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	15,292	-	-	-
Realized Gains (Losses)	-	(5,257)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	11,964	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	21,999	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	133,865	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(115,164)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	18,701	-	-	-
Total Increase (Decrease) in Net Assets	-	40,700	-	-	-
Net Assets at December 31, 2007	-	395,575	-	-	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4)	16,935	(24)	275	385
Realized Gains (Losses)	-	(2,078)	1	(656)	8
Net Change in Unrealized Appreciation (Depreciation)	235	12,541	390	(80)	1,399
Net Increase (Decrease) in Net Assets Resulting from Operations	231	27,398	367	(461)	1,792
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	119,095	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	5,847	-	18,839	115,682	23,390
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(133,563)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(8)	-	(64)	(57,806)	(36)
Increase (Decrease) from Contract Transactions	5,839	(14,468)	18,775	57,876	23,354
Total Increase (Decrease) in Net Assets	6,070	12,930	19,142	57,415	25,146
Net Assets at December 31, 2008	$6,070	$408,505	$19,142	$57,415	$25,146

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE GOVERNMENT BOND I
Net Assets at January 1, 2007	$-	$-	$706,372	$1,429,506	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	-	(6,150)	4,876	-
Realized Gains (Losses)	-	-	295,557	310,878	-
Net Change in Unrealized Appreciation (Depreciation)	(123)	-	(52,860)	203,205	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(123)	-	236,547	518,959	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	8,482	14,472	-
Enhanced Variable Universal Life	-	-	338,416	364,112	-
Symetra Complete & Complete Advisor	9,665	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(7,587)	(24,331)	-
Enhanced Variable Universal Life	-	-	(240,808)	(472,769)	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	9,665	-	98,503	(118,516)	-
Total Increase (Decrease) in Net Assets	9,542	-	335,050	400,443	-
Net Assets at December 31, 2007	9,542	-	1,041,422	1,829,949	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(333)	265	6,420	19,590	(24)
Realized Gains (Losses)	(143)	(9)	100,043	337,872	3
Net Change in Unrealized Appreciation (Depreciation)	(16,977)	(1,469)	(511,092)	(1,147,352)	1,496
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,453)	(1,213)	(404,629)	(789,890)	1,475
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	7,452	16,168	-
Enhanced Variable Universal Life	-	-	77,747	102,847	-
Symetra Complete & Complete Advisor	67,171	9,433	-	-	18,839
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(13,982)	(26,104)	-
Enhanced Variable Universal Life	-	-	(158,122)	(450,463)	-
Symetra Complete & Complete Advisor	(349)	(143)	-	-	(65)
Increase (Decrease) from Contract Transactions	66,822	9,290	(86,905)	(357,552)	18,774
Total Increase (Decrease) in Net Assets	49,369	8,077	(491,534)	(1,147,442)	20,249
Net Assets at December 31, 2008	$58,911	$8,077	$549,888	$682,507	$20,249

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	JP MORGAN INTERNATIONAL EQUITY	JP MORGAN MID-CAP VALUE	JP MORGAN US LARGE CAP CORE EQUITY	MUTUAL SHARES SECURITIES	PIMCO ALL ASSET PORTFOLIO ADMIN
Net Assets at January 1, 2007	$374,504	$847,220	$694,716	$1,094,524	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,293	1,634	2,817	11,067	-
Realized Gains (Losses)	49,503	107,617	37,434	144,580	-
Net Change in Unrealized Appreciation (Depreciation)	(20,157)	(95,112)	(33,398)	(120,219)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	30,639	14,139	6,853	35,428	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	73,256	356,722	129,757	1,253,134	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(177,069)	(297,635)	(168,986)	(1,116,174)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(103,813)	59,087	(39,229)	136,960	-
Total Increase (Decrease) in Net Assets	(73,174)	73,226	(32,376)	172,388	-
Net Assets at December 31, 2007	301,330	920,446	662,340	1,266,912	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,370	2,575	3,718	22,477	941
Realized Gains (Losses)	33,927	66,758	6,616	(116,289)	(58)
Net Change in Unrealized Appreciation (Depreciation)	(149,298)	(343,354)	(229,441)	(347,579)	(4,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,001)	(274,021)	(219,107)	(441,391)	(3,597)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	67,329	198,545	81,784	290,165	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	57,301
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(104,781)	(304,735)	(120,359)	(502,724)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(34,312)
Increase (Decrease) from Contract Transactions	(37,452)	(106,190)	(38,575)	(212,559)	22,989
Total Increase (Decrease) in Net Assets	(150,453)	(380,211)	(257,682)	(653,950)	19,392
Net Assets at December 31, 2008	$150,877	$540,235	$404,658	$612,962	$19,392

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I
Net Assets at January 1, 2007	$11,451	$85,397	$-	$1,292,274	$-
Statements of Changes In Net Assets
Net Investment Income (Loss)	783	7,604	112	56,785	(22)
Realized Gains (Losses)	23	749	803	(10,443)	1,111
Net Change in Unrealized Appreciation (Depreciation)	34	26,171	-	29,749	(424)
Net Increase (Decrease) in Net Assets Resulting from Operations	840	34,524	915	76,091	665
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	1,362	266,544	-	153,580	-
Enhanced Variable Universal Life	-	-	-	37,617	-
Symetra Complete & Complete Advisor	-	35,769	92,670	-	108,542
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,550)	(81,180)	-	(140,765)	(1)
Enhanced Variable Universal Life	-	-	-	(16,991)	-
Symetra Complete & Complete Advisor	-	-	(93,585)	-	(78,234)
Increase (Decrease) from Contract Transactions	(188)	221,133	(915)	33,441	30,307
Total Increase (Decrease) in Net Assets	652	255,657	-	109,532	30,972
Net Assets at December 31, 2007	12,103	341,054	-	1,401,806	30,972
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	332	13,395	2,102	62,401	(107)
Realized Gains (Losses)	(2,749)	(14,232)	(3,480)	(28,864)	(705)
Net Change in Unrealized Appreciation (Depreciation)	(182)	(145,216)	342	(52,391)	(21,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,599)	(146,053)	(1,036)	(18,854)	(22,575)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,847	222,790	-	117,516	-
Enhanced Variable Universal Life	-	-	-	44,934	-
Symetra Complete & Complete Advisor	-	70,435	194,187	-	39,561
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(29,828)	(227,654)	-	(257,779)	-
Enhanced Variable Universal Life	-	-	-	(84,025)	-
Symetra Complete & Complete Advisor	-	(47,185)	(132,094)	-	(26,770)
Increase (Decrease) from Contract Transactions	(7,981)	18,386	62,093	(179,354)	12,791
Total Increase (Decrease) in Net Assets	(10,580)	(127,667)	61,057	(198,208)	(9,784)
Net Assets at December 31, 2008	$1,523	$213,387	$61,057	$1,203,598	$21,188

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I
Net Assets at January 1, 2007	$596,258	$-	$49,272	$5,260,854	$9,194,323
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2,738)	-	3,093	23,966	(70,341)
Realized Gains (Losses)	221,112	(517)	3,474	226,039	1,719,648
Net Change in Unrealized Appreciation (Depreciation)	66,317	-	(19,487)	(27,973)	(2,010,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	284,691	(517)	(12,920)	222,032	(361,113)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	738,924	-	165,370	473,770	611,549
Symetra Complete & Complete Advisor	134,457	89,153	246,365	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(640,163)	(1)	(22,350)	(623,481)	(1,236,342)
Enhanced Variable Universal Life	-	-	-	(441,066)	(721,557)
Symetra Complete & Complete Advisor	(141,454)	(88,635)	(240,509)	-	-
Increase (Decrease) from Contract Transactions	91,764	517	148,876	(441,589)	(1,076,282)
Total Increase (Decrease) in Net Assets	376,455	-	135,956	(219,557)	(1,437,395)
Net Assets at December 31, 2007	972,713	-	185,228	5,041,297	7,756,928
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4,222)	436	3,076	45,050	(47,184)
Realized Gains (Losses)	13,011	(5)	(2,023)	167,070	402,333
Net Change in Unrealized Appreciation (Depreciation)	(563,878)	(1,298)	(45,090)	(1,891,159)	(2,986,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	(555,089)	(867)	(44,037)	(1,679,039)	(2,631,807)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	252,074	-	151,128	418,240	555,099
Enhanced Variable Universal Life	-	-	-	130,651	230,798
Symetra Complete & Complete Advisor	-	75,358	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(347,000)	-	(57,607)	(641,546)	(948,205)
Enhanced Variable Universal Life	-	-	-	(298,764)	(648,904)
Symetra Complete & Complete Advisor	-	(248)	-	-	-
Increase (Decrease) from Contract Transactions	(94,926)	75,110	93,521	(391,419)	(811,212)
Total Increase (Decrease) in Net Assets	(650,015)	74,243	49,484	(2,070,458)	(3,443,019)
Net Assets at December 31, 2008	$322,698	$74,243	$234,712	$2,970,839	$4,313,909

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II
Net Assets at January 1, 2007	$-	$9,454	$2,417,156	$-	$291,362
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	954	679	-	5,511
Realized Gains (Losses)	-	190	247,071	-	20,677
Net Change in Unrealized Appreciation (Depreciation)	-	(747)	(129,837)	(147)	(88,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	397	117,913	(147)	(61,955)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	22,457	181,005	-	261,642
Enhanced Variable Universal Life	-	-	112,735	-	-
Symetra Complete & Complete Advisor	-	-	-	4,746	60,458
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(2,528)	(250,775)	-	(273,783)
Enhanced Variable Universal Life	-	-	(132,523)	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(56,238)
Increase (Decrease) from Contract Transactions	-	19,929	(89,558)	4,746	(7,921)
Total Increase (Decrease) in Net Assets	-	20,326	28,355	4,599	(69,876)
Net Assets at December 31, 2007	-	29,780	2,445,511	4,599	221,486
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,530	1,971	7,724	903	6,398
Realized Gains (Losses)	485	(1,224)	(80,227)	792	(46,750)
Net Change in Unrealized Appreciation (Depreciation)	(22,106)	(10,775)	(732,634)	(5,384)	(46,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,091)	(10,028)	(805,137)	(3,689)	(87,293)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	19,178	169,016	-	114,868
Enhanced Variable Universal Life	-	-	43,491	-	-
Symetra Complete & Complete Advisor	54,717	-	-	50,542	29,118
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(19,596)	(406,135)	-	(120,022)
Enhanced Variable Universal Life	-	-	(67,447)	-	-
Symetra Complete & Complete Advisor	(148)	-	-	(270)	(28,149)
Increase (Decrease) from Contract Transactions	54,569	(418)	(261,075)	50,272	(4,185)
Total Increase (Decrease) in Net Assets	36,478	(10,446)	(1,066,212)	46,583	(91,478)
Net Assets at December 31, 2008	$36,478	$19,334	$1,379,299	$51,182	$130,008

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS I	PIONEER SMALL-CAP VALUE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS I	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX
Net Assets at January 1, 2007	$1,466,972	$259,990	$-	$29,818	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	97	(400)	196	3,446	-
Realized Gains (Losses)	337,743	38,063	(1,061)	1,052	-
Net Change in Unrealized Appreciation (Depreciation)	(438,853)	(50,967)	-	169	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,013)	(13,304)	(865)	4,667	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	120,125	80,070	-	5,928	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,829	-	89,123	238,758	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(357,756)	(142,817)	-	(3,422)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(88,258)	(241,723)	-
Increase (Decrease) from Contract Transactions	(232,802)	(62,747)	865	(459)	-
Total Increase (Decrease) in Net Assets	(333,815)	(76,051)	-	4,208	-
Net Assets at December 31, 2007	1,133,157	183,939	-	34,026	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(928)	(696)	-	2,274	833
Realized Gains (Losses)	(13,937)	(908)	-	(1,012)	637
Net Change in Unrealized Appreciation (Depreciation)	(357,156)	(66,847)	-	(5,497)	(17,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	(372,021)	(68,451)	-	(4,235)	(16,413)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	101,144	32,382	-	60,834	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	49,967
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(305,060)	(38,322)	-	(13,595)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(73)	-	-	-	(7,240)
Increase (Decrease) from Contract Transactions	(203,989)	(5,940)	-	47,239	42,727
Total Increase (Decrease) in Net Assets	(576,010)	(74,391)	-	43,004	26,314
Net Assets at December 31, 2008	$557,147	$109,548	$-	$77,030	$26,314

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	SUMMIT RUSSELL 2000 SMALL CAP INDEX	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL INCOME SECURITIES I	TEMPLETON GLOBAL INCOME SECURITIES II
Net Assets at January 1, 2007	$-	$-	$1,040,904	$-	$26,452
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	-	15,235	-	835
Realized Gains (Losses)	-	-	324,664	-	618
Net Change in Unrealized Appreciation (Depreciation)	-	-	(90,965)	49	4,021
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	248,934	49	5,474
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	376,596	-	101,657
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	4,850	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(542,997)	-	(25,480)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	(166,401)	4,850	76,177
Total Increase (Decrease) in Net Assets	-	-	82,533	4,899	81,651
Net Assets at December 31, 2007	-	-	1,123,437	4,899	108,103
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13	1,071	17,106	123	3,632
Realized Gains (Losses)	57	8,717	124,001	1	2,781
Net Change in Unrealized Appreciation (Depreciation)	(1,571)	(36,580)	(728,906)	1,270	(2,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,501)	(26,792)	(587,799)	1,394	3,566
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	270,978	-	130,027
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	6,289	89,917	-	18,839	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(313,338)	-	(130,086)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(99)	(7,318)	-	(159)	-
Increase (Decrease) from Contract Transactions	6,190	82,599	(42,360)	18,680	(59)
Total Increase (Decrease) in Net Assets	4,689	55,807	(630,159)	20,074	3,507
Net Assets at December 31, 2008	$4,689	$55,807	$493,278	$24,973	$111,610

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX
Net Assets at January 1, 2007	$-	$532,010	$-	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	4,171	-	-	-
Realized Gains (Losses)	-	74,253	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(129)	(64,229)	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(129)	14,195	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	352,411	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	14,562	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(439,554)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	14,562	(87,143)	-	-	-
Total Increase (Decrease) in Net Assets	14,433	(72,948)	-	-	-
Net Assets at December 31, 2007	14,433	459,062	-	-	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	859	3,426	1,433	(92)	3,840
Realized Gains (Losses)	3,107	(8,344)	2,318	(10)	4,424
Net Change in Unrealized Appreciation (Depreciation)	(31,224)	(169,216)	(14,681)	(2,454)	(87,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,258)	(174,134)	(10,930)	(2,556)	(79,545)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	44,637	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	66,661	-	54,818	75,358	773,474
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(107,923)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(9,920)	-	(148)	(244)	(495,602)
Increase (Decrease) from Contract Transactions	56,741	(63,286)	54,670	75,114	277,872
Total Increase (Decrease) in Net Assets	29,483	(237,420)	43,740	72,558	198,327
Net Assets at December 31, 2008	$43,916	$221,642	$43,740	$72,558	$198,327

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
Net Assets at January 1, 2007	$-	$-	$-	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2007	-	-	-	-	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,329	493	141	76	1,867
Realized Gains (Losses)	17,684	5,389	1,955	3,296	(196)
Net Change in Unrealized Appreciation (Depreciation)	(98,367)	(23,545)	(4,323)	(18,580)	143
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,354)	(17,663)	(2,227)	(15,208)	1,814
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	488,168	177,336	40,437	167,696	156,260
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(213,520)	(99,028)	(192)	(97,738)	(100,460)
Increase (Decrease) from Contract Transactions	274,648	78,308	40,245	69,958	55,800
Total Increase (Decrease) in Net Assets	197,294	60,645	38,018	54,750	57,614
Net Assets at December 31, 2008	$197,294	$60,645	$38,018	$54,750	$57,614

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2008

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA[1]
Net Assets at January 1, 2007	$-	$821,116
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	(5,929)
Realized Gains (Losses)	-	183,641
Net Change in Unrealized Appreciation (Depreciation)	(198)	(143,657)
Net Increase (Decrease) in Net Assets Resulting from Operations	(198)	34,055
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	494,085
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	9,671	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(376,762)
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	-	-
Increase (Decrease) from Contract Transactions	9,671	117,323
Total Increase (Decrease) in Net Assets	9,473	151,378
Net Assets at December 31, 2007	9,473	972,494
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(150)	(5,279)
Realized Gains (Losses)	102	55,841
Net Change in Unrealized Appreciation (Depreciation)	(18,676)	(394,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,724)	(343,988)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	118,106
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	104,413	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(264,469)
Enhanced Variable Universal Life	-	-
Symetra Complete & Complete Advisor	(542)	-
Increase (Decrease) from Contract Transactions	103,871	(146,363)
Total Increase (Decrease) in Net Assets	85,147	(490,351)
Net Assets at December 31, 2008	$94,620	$482,143

1  Reference Note 1 for name changes, reorganizations and Commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Basic Value Fund I4	AIM V.I. Basic Value Fund (Series I shares)

AIM Capital Appreciation I	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II	AIM V.I. International Growth Fund (Series II shares)

AIM Small Cap Equity I	AIM V.I. Small Cap Equity Fund (Series I shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection I	VP Inflation Protection Class I Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value I4	VP Large Company Value Class I Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus International[4]	Dreyfus VIF International Value Portfolio–Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio— Initial Class

Fidelity Mid-Cap Advisor I	VIP Mid Cap Portfolio — Initial Class

Fidelity Mid-Cap Advisor II	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio— Initial Class

Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class I	Franklin Income Securities Fund — Class 1

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund I	Franklin Small Cap Value Securities Fund — Class 1

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth I3	Franklin Small-Mid Cap Growth Securities Fund — Class 1

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund — Class 1[1]	Franklin Templeton VIP Founding Funds Allocation Fund — Class 1

Franklin U.S. Government I	Franklin U.S. Government Securities Fund — Class 1

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Franklin Zero Coupon 2010 I	Franklin Zero Coupon 2010 Fund — Class I

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation — Class 1

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation — Class 1

Ibbotson Conservative Class I4	Ibbotson Conservative ETF Asset Allocation — Class 1

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation — Class 1

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation — Class 1

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Global Resources Portfolio

JPMorgan Insurance Trust

JP Morgan Core Bond I4	JP Morgan Insurance Trust Core Bond Portfolio — Class I

JP Morgan Insurance Government Bond I	JP Morgan Insurance Trust Government Bond Portfolio — Class I

JP Morgan Intrepid Mid Cap I4	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio — Class I

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JP Morgan Series Trust II

JP Morgan International Equity	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value	JP Morgan Mid Cap Value Portfolio

JP Morgan Bond I4	JP Morgan Bond Portfolio

JP Morgan US Large Cap Core Equity	JP Morgan U.S. Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities 1	Mutual Shares Securities Fund — Class 1

Mutual Shares Securities	Mutual Shares Securities fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio Class 1[2]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1

Neuberger Berman Guardian Portfolio Class 1[2]	Neuberger Berman AMT Guardian Portfolio — Class 1

Neuberger Berman Regency Portfolio Class 1[2]	Neuberger Berman AMT Regency Portfolio — Class 1

PIMCO Variable Insurance trust

PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Porftolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio — Administrative Class Shares

PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class I	Pioneer Emerging Markets VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class I	Pioneer Equity Income VCT Portfolio — Class I

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class I	Pioneer High Yield VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class I	Pioneer Real Estate VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class I5	Pioneer Strategic Income VCT Portfolio — Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Summit Mutual Funds, Inc.

Summit Balanced Index[4]	Summit Balanced Index Portfolio

Summit EAFE International Index	Summit EAFE International Index Portfolio

Summit Nasdaq 100 Index[4]	Summit Nasdaq — 100 Index Portfolio

Summit Russell 2000 Small Cap Index	Summit Russell 2000 Small Cap Index Portfolio

Summit S&P MidCap 400 Index[4]	Summit S&P MidCap 400 Index Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets I	Templeton Developing Markets Securities Fund — Class 1

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Income Securities I	Templeton Global Income Securities Fund — Class 1

Templeton Global Income Securities II	Templeton Global Income Securities Fund — Class 2

Templeton Growth Securities I	Templeton Growth Securities Fund — Class 1

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio

Vanguard Diversified Value[4]	Vanguard VIF — Diversified Value Portfolio

Vanguard Equity Income[4]	Vanguard VIF — Equity Income Portfolio

Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio

Vanguard International	Vanguard VIF — High Yield Bond Portfolio

Vanguard High Yield Bond[4]	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Short Term Investment Grade[4]	Vanguard VIF — Short Term Investment Grade Portfolio

Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA[6]	Wanger USA

  1  The commencement date was May 1, 2008. The 2008 activity is from such date through December 31, 2008, where applicable.

  2  The commencement date was May 1, 2008. However there was no activity to report.

  3  The commencement date was prior to 2008. The 2008 activity is from January 1, 2008 through December 31, 2008, where applicable. There is no net asset balance to report as of December 31, 2008.

  4  The commencement date was prior to 2008. There was no activity and no net asset balance to report as of December 31, 2008.

  5  The commencement date was prior to 2007. There was no activity and no net asset balance to report as of December 31, 2007 and 2008.

  6  Wanger USA was known as Wanger U.S. Smaller Companies prior to June 1, 2008.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Separate Account SL's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (GAAP).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value as reported by the underlying portfolio on the last trading day of the year.

On January 1, 2008, the Separate Account adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Under SFAS No. 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (an "exit price"). This Statement establishes a three-level, fair value hierarchy that distinguishes between inputs based on market data from independent sources ("observable inputs") and a reporting entity's internal assumptions based upon the best information available when external market data is limited or unavailable ("unobservable inputs"). The fair value hierarchy in SFAS No. 157 prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3"). The adoption of SFAS No. 157 did not have a material impact on the financial statements of the Separate Account.

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. At December 31, 2008, the Separate Account investments are reported at the net asset value (NAV) of each mutual fund's assets, based on the closing market prices of the securities in the mutual fund's portfolio. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy in accordance to SFAS No. 157.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ESTIMATES — The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that may affect the amounts reported in the Separate Account Financial Statements and accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The administration charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The cost of insurance is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchase and proceeds from sales activity by sub-account for the year ended December 31, 2008. The table also summarizes underlying investment information for each sub-account as of December 31, 2008.

	Year Ended		As of December 31, 2008
	December 31, 2008		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AIM Capital Appreciation I	$302,553	$(267,851)	$1,379,872	$923,717	54,690	$16.89
AIM Capital Appreciation II	76,758	(71,344)	8,262	7,434	447	16.61
AIM Capital Development Series I	20,954	(12,878)	103,768	52,035	6,562	7.93
AIM Capital Development Series II	13,827	(23,857)	24,358	14,830	1,916	7.74
AIM Global Healthcare	9,217	(8,367)	21,441	14,259	1,143	12.47
AIM Global Real Estate	252,031	(345,790)	1,062,088	478,770	51,871	9.23
AIM International Growth I	822,252	(806,082)	1,824,718	1,206,845	61,921	19.49
AIM International Growth II	246,268	(206,237)	724,456	468,360	24,356	19.23
AIM Small Cap Equity I	37,836	(165)	37,663	36,472	3,434	10.62
American Century Balanced	748,272	(485,460)	1,710,367	1,336,115	253,052	5.28
American Century Inflation Protection I	5,789	(65,305)	9,918	9,274	936	9.91
American Century Inflation Protection II	91,018	(61,895)	145,208	139,129	14,053	9.90
American Century International	377,644	(256,754)	1,231,358	808,599	136,128	5.94
American Century Large Company Value II	16,962	(11,976)	44,747	28,118	3,676	7.65
American Century Ultra I	26,001	(7,833)	75,607	47,955	7,913	6.06
American Century Ultra II	8,514	(1,238)	17,358	10,773	1,799	5.99
American Century Value	253,765	(216,644)	961,404	623,884	133,308	4.68
Dreyfus Appreciation	144,303	(124,758)	613,483	475,966	16,481	28.88
Dreyfus MidCap Stock	358,266	(261,217)	1,497,226	776,079	98,863	7.85
Dreyfus Quality Bond	114,337	(118,039)	552,608	502,837	49,736	10.11
Dreyfus Socially Responsible	52,416	(58,822)	294,965	219,049	11,030	19.86
Dreyfus Stock Index	2,847,885	(2,002,014)	1,263,578	1,212,848	52,732	23.00
Dreyfus Technology Growth	109,332	(133,220)	473,610	321,881	50,530	6.37
DWS Balanced VIP A	109,830	(129,323)	713,742	555,912	32,022	17.36
DWS International VIP A	73,283	(31,157)	252,831	157,931	24,222	6.52
Federated Capital Income	16,207	(18,221)	88,051	71,315	9,836	7.25
Federated High Income Bond	55,459	(36,764)	205,819	144,105	28,649	5.03
Fidelity Asset Manager	1,144,180	(1,269,357)	5,730,583	3,967,364	384,807	10.31
Fidelity Asset Manager Growth	94,365	(307,347)	702,437	501,795	51,838	9.68
Fidelity Balanced	20,132	(23,547)	97,158	66,476	6,735	9.87
Fidelity Contrafund	2,355,357	(2,469,599)	11,716,547	6,719,226	436,597	15.39
Fidelity Equity Income	1,050,128	(1,633,050)	11,178,799	6,307,259	478,547	13.18
Fidelity Growth	1,543,534	(3,404,516)	14,434,854	9,299,082	395,201	23.53
Fidelity Growth & Income	535,186	(359,223)	1,375,025	845,056	96,138	8.79
Fidelity Growth Opportunities	130,247	(146,360)	831,402	498,967	49,947	9.99
Fidelity High Income	231,609	(256,153)	1,468,280	939,076	237,140	3.96
Fidelity Index 500	1,930,373	(2,004,456)	8,313,683	5,632,937	56,789	99.19
Fidelity Investment Grade Bond	191,954	(242,287)	1,400,364	1,333,479	112,625	11.84
Fidelity Mid-Cap Advisor I	65,886	(55,545)	59,744	39,554	2,146	18.43
Fidelity Mid-Cap Advisor II	371,127	(246,795)	674,003	419,123	23,130	18.12
Fidelity Money Market Fund	11,387,068	(12,697,854)	2,138,803	2,138,803	2,138,803	1.00
Fidelity Overseas	929,835	(840,989)	4,101,967	2,602,674	213,860	12.17
Franklin Flex Cap Growth Securities	16,766	(10,252)	29,223	20,734	2,523	8.22
Franklin Founding Allocation Fund Class I1	24,608	(122)	24,467	17,061	3,036	5.62
Franklin Income Securities Fund Class I	982	(334)	15,081	9,942	858	11.58

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2008
	December 31, 2008		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Franklin Income Securities Fund Class II	$199,217	$(131,860)	$199,695	$148,038	13,055	$11.34
Franklin Small Cap Value Fund I	18,302	(28,105)	4,852	3,056	285	10.73
Franklin Small Cap Value Fund II	208,386	(158,285)	386,849	277,282	26,283	10.55
Franklin Small-Mid Cap Growth I	42,937	(62,198)	-	-	-	12.06
Franklin Small-Mid Cap Growth II	260,579	(188,958)	815,761	467,760	39,809	11.75
Franklin U.S. Government I	5,847	(12)	5,835	6,070	460	13.19
Franklin U.S. Government II	138,867	(136,400)	390,648	408,505	31,448	12.99
Franklin Zero Coupon 2010 I	18,839	(88)	18,753	19,142	1,148	16.68
Ibbotson Aggressive Growth Class I	116,031	(57,877)	57,495	57,415	9,027	6.36
Ibbotson Balanced Class I	23,795	(51)	23,747	25,146	3,287	7.65
Ibbotson Growth Class I	67,240	(742)	76,010	58,911	8,501	6.93
Ibbotson Income and Growth Class I	9,750	(195)	9,546	8,077	960	8.41
ING JP Morgan Emerging Markets Equity I	215,896	(486,750)	993,350	682,507	56,687	12.04
ING Global Resources	243,275	(179,789)	933,973	549,888	42,201	13.03
JP Morgan Insurance Government Bond I	18,839	(89)	18,753	20,249	1,700	11.91
JP Morgan International Equity	107,040	(106,308)	265,138	150,877	19,026	7.93
JP Morgan Mid-Cap Value	256,021	(309,549)	848,768	540,235	28,553	18.92
JP Morgan US Large Cap Core Equity	89,346	(124,203)	545,127	404,658	39,287	10.30
Mutual Shares Securities	361,011	(509,494)	1,006,171	612,962	52,034	11.78
PIMCO All Asset Portfolio Admin	58,400	(34,405)	23,872	19,392	2,108	9.20
PIMCO All Asset Portfolio Advisor	22,288	(29,932)	1,720	1,523	165	9.23
PIMCO Commodity Fund Admin	312,651	(277,369)	337,133	213,387	30,483	7.00
PIMCO Total Return Admin	197,735	(132,558)	60,715	61,057	5,922	10.31
Pioneer Bond VCT Class I	234,861	(351,813)	1,287,201	1,203,598	117,538	10.24
Pioneer Emerging Markets VCT Class I	44,156	(26,986)	43,374	21,188	1,337	15.84
Pioneer Emerging Markets VCT Class II	366,638	(351,864)	761,848	322,698	20,659	15.62
Pioneer Equity Income VCT Class I	75,887	(341)	75,540	74,243	4,891	15.18
Pioneer Equity Income VCT Class II	163,827	(58,724)	293,925	234,712	15,380	15.26
Pioneer Fund VCT Class I	797,076	(972,059)	4,111,408	2,970,839	186,377	15.94
Pioneer Growth Opportunities VCT Class I	1,374,147	(1,644,294)	6,986,436	4,313,909	325,825	13.24
Pioneer High Yield VCT Class I	60,186	(1,547)	58,583	36,478	5,647	6.46
Pioneer High Yield VCT Class II	21,892	(20,101)	30,671	19,334	2,997	6.45
Pioneer Mid-Cap Value VCT Class I	391,641	(488,598)	2,274,501	1,379,299	117,687	11.72
Pioneer Real Estate VCT Class I	52,673	(342)	56,713	51,182	4,917	10.41
Pioneer Real Estate VCT Class II	206,450	(149,524)	243,723	130,008	12,525	10.38
Pioneer Small-Cap Value VCT Class I	239,909	(311,065)	1,160,866	557,147	81,454	6.84
Pioneer Small-Cap Value VCT Class II	57,411	(39,382)	216,699	109,548	16,205	6.76
Pioneer Strategic Income VCT Class II	63,662	(14,098)	82,553	77,030	8,636	8.92
Summit EAFE International Index	51,583	(7,489)	44,196	26,314	465	56.54
Summit Russell 2000 Small Cap Index	6,396	(134)	6,260	4,689	116	40.41
Templeton Developing Markets I	100,324	(7,611)	92,387	55,807	9,134	6.11
Templeton Developing Markets II	465,754	(319,158)	1,026,645	493,278	81,669	6.04
Templeton Global Income Securities I	19,024	(220)	23,654	24,973	1,433	17.42
Templeton Global Income Securities II	134,331	(130,758)	110,269	111,610	6,526	17.10
Templeton Growth Securities I	72,182	(10,338)	75,269	43,916	5,265	8.34
Templeton Growth Securities II	72,853	(110,206)	406,776	221,642	27,030	8.20
Vanguard Balanced	58,962	(472)	58,421	43,740	2,945	14.85
Vanguard Capital Growth	75,358	(336)	75,011	72,558	5,842	12.42
Vanguard Equity Index	786,926	(496,737)	286,137	198,327	11,262	17.61
Vanguard International	508,062	(214,602)	295,661	197,294	16,720	11.80

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2008
	December 31, 2008		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Vanguard Mid-Cap Index	$184,477	$(99,264)	$84,190	$60,645	6,578	$9.22
Vanguard REIT Index	42,818	(263)	42,340	38,018	4,970	7.65
Vanguard Small Company Growth	172,875	(97,973)	73,330	54,750	5,598	9.78
Vanguard Total Bond Market Index	158,399	(100,732)	57,471	57,614	4,958	11.62
VanGuard Total Stock Market Index	104,992	(813)	113,494	94,620	5,208	18.17
Wanger USA[1]	213,658	(269,749)	823,482	482,143	24,981	19.30

  1  Reference Note 1 for name changes, reorganizations and commencement dates occurring in 2008.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2008, and 2007 were as follows:

	2008			2007
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life
AIM Capital Appreciation I	20,862	(22,190)	(1,328)	21,450	(23,336)	(1,886)
AIM Capital Appreciation II	1,137	(462)	675	309	(108)	201
AIM Capital Development Series I	611	(962)	(351)	1,011	(3,100)	(2,089)
AIM Capital Development Series II	917	(3,351)	(2,434)	4,638	(1,730)	2,908
AIM Global Healthcare	378	(581)	(203)	279	(169)	110
AIM Global Real Estate	5,565	(13,897)	(8,332)	8,929	(11,989)	(3,060)
AIM International Growth I	34,311	(33,972)	339	49,757	(48,000)	1,757
AIM International Growth II	23,017	(21,999)	1,018	43,697	(18,886)	24,811
American Century Balanced	28,390	(23,814)	4,576	15,152	(16,916)	(1,764)
American Century Inflation Protection II	7,601	(5,594)	2,007	13,159	(8,352)	4,807
American Century International	13,977	(16,157)	(2,180)	12,809	(14,121)	(1,312)
American Century Large Company Value II	1,463	(1,178)	285	4,899	(4,851)	48
American Century Ultra I	1,439	(630)	809	1,899	(1,092)	807
American Century Ultra II	717	(129)	588	970	(33)	937
American Century Value	10,589	(16,395)	(5,806)	15,675	(35,610)	(19,935)
Dreyfus Appreciation	8,495	(12,495)	(4,000)	7,881	(6,951)	930
Dreyfus MidCap Stock	14,333	(20,362)	(6,029)	13,977	(26,778)	(12,801)
Dreyfus Quality Bond	6,250	(8,217)	(1,967)	6,747	(10,234)	(3,487)
Dreyfus Socially Responsible	7,810	(8,762)	(952)	8,286	(8,177)	109
Dreyfus Stock Index	230,643	(161,137)	69,506	208,967	(264,515)	(55,548)
Dreyfus Technology Growth	29,744	(34,172)	(4,428)	37,940	(37,300)	640
DWS Balanced VIP A	8,137	(12,543)	(4,406)	9,304	(14,159)	(4,855)
DWS International VIP A	2,817	(3,267)	(450)	2,751	(3,120)	(369)
Federated Capital Income	1,245	(1,902)	(657)	1,325	(1,862)	(537)
Federated High Income Bond	2,908	(2,654)	254	2,781	(3,050)	(269)
Fidelity Asset Manager	2,608	(5,594)	(2,986)	3,656	(2,837)	819
Fidelity Asset Manager Growth	1,750	(7,492)	(5,742)	2,134	(1,725)	409
Fidelity Balanced	1,048	(1,637)	(589)	1,188	(2,728)	(1,540)
Fidelity Contrafund	59,092	(54,750)	4,342	65,293	(69,449)	(4,156)
Fidelity Equity Income	18,685	(25,470)	(6,785)	16,731	(17,732)	(1,001)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2008			2007
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life (Continued)
Fidelity Growth	45,300	(60,531)	(15,231)	40,236	(53,142)	(12,906)
Fidelity Growth & Income	25,781	(23,273)	2,508	18,965	(17,547)	1,418
Fidelity Growth Opportunities	12,522	(13,291)	(769)	8,664	(11,795)	(3,131)
Fidelity High Income	2,594	(3,972)	(1,378)	2,242	(2,711)	(469)
Fidelity Index 500	18,935	(30,878)	(11,943)	15,487	(18,121)	(2,634)
Fidelity Investment Grade Bond	131	(488)	(357)	156	(963)	(807)
Fidelity Mid-Cap Advisor II	21,795	(19,959)	1,836	28,434	(18,703)	9,731
Fidelity Money Market Fund	415,850	(485,673)	(69,823)	912,431	(856,217)	56,214
Fidelity Overseas	2,109	(3,346)	(1,237)	2,215	(2,820)	(605)
Franklin Flex Cap Growth Securities	1,466	(852)	614	726	(275)	451
Franklin Income Securities Fund Class II	15,771	(12,585)	3,186	8,164	(2,028)	6,136
Franklin Small Cap Value Fund II	18,166	(13,644)	4,522	25,647	(11,406)	14,241
Franklin Small-Mid Cap Growth II	23,837	(26,262)	(2,425)	19,170	(30,968)	(11,798)
Franklin U.S. Government II	7,938	(8,836)	(898)	9,453	(8,100)	1,353
ING JP Morgan Emerging Markets Equity I	651	(1,082)	(431)	509	(858)	(349)
ING Global Resources	329	(552)	(223)	377	(341)	36
JP Morgan International Equity	3,385	(5,247)	(1,862)	3,387	(8,028)	(4,641)
JP Morgan Mid-Cap Value	11,840	(17,411)	(5,571)	18,255	(15,177)	3,078
JP Morgan US Large Cap Core Equity	10,052	(14,762)	(4,710)	13,181	(17,248)	(4,067)
Mutual Shares Securities	21,580	(39,762)	(18,182)	79,153	(70,092)	9,061
PIMCO All Asset Portfolio Advisor	1,871	(2,751)	(880)	121	(137)	(16)
PIMCO Commodity Fund Admin	18,665	(19,918)	(1,253)	22,614	(7,111)	15,503
Pioneer Bond VCT Class I	7,469	(16,532)	(9,063)	10,183	(9,322)	861
Pioneer Emerging Markets VCT Class II	11,904	(19,167)	(7,263)	33,470	(28,614)	4,856
Pioneer Equity Income VCT Class II	16,860	(4,925)	11,935	12,163	(1,672)	10,491
Pioneer Fund VCT Class I	34,826	(55,879)	(21,053)	33,239	(43,758)	(10,519)
Pioneer Growth Opportunities VCT Class I	48,460	(86,241)	(37,781)	40,320	(82,004)	(41,684)
Pioneer High Yield VCT Class II	1,745	(1,706)	39	1,897	(214)	1,683
Pioneer Mid-Cap Value VCT Class I	10,593	(27,304)	(16,711)	9,087	(12,598)	(3,511)
Pioneer Real Estate VCT Class II	12,990	(13,921)	(931)	21,793	(23,077)	(1,284)
Pioneer Small-Cap Value VCT Class I	6,301	(17,890)	(11,589)	5,636	(17,160)	(11,524)
Pioneer Small-Cap Value VCT Class II	3,149	(3,602)	(453)	5,936	(10,367)	(4,431)
Pioneer Strategic Income VCT Class II	5,969	(1,237)	4,732	537	(310)	227
Templeton Developing Markets II	12,662	(15,243)	(2,581)	14,729	(22,060)	(7,331)
Templeton Global Income Securities II	10,316	(10,504)	(188)	8,757	(2,266)	6,491
Templeton Growth Securities II	3,649	(8,144)	(4,495)	21,925	(27,014)	(5,089)
Wanger USA[1]	6,781	(13,961)	(7,180)	20,896	(16,044)	4,852
Enhanced Variable Universal Life				-	-
Fidelity Asset Manager	1,374	(4,089)	(2,715)	1,517	(4,081)	(2,564)
Fidelity Asset Manager: Growth	277	(909)	(632)	285	(729)	(444)
Fidelity Contrafund	1,089	(2,543)	(1,454)	1,605	(3,256)	(1,651)
Fidelity Equity Income	1,332	(2,843)	(1,511)	2,433	(4,595)	(2,162)
Fidelity Growth	2,219	(6,553)	(4,334)	2,307	(5,754)	(3,447)
Fidelity High Income	601	(1,238)	(637)	1,058	(2,122)	(1,064)
Fidelity Index 500	5,131	(5,316)	(185)	7,607	(11,412)	(3,805)
Fidelity Investment Grade Bond	582	(990)	(408)	1,947	(2,105)	(158)
Fidelity Money Market Fund	7,703	(10,335)	(2,632)	32,902	(30,829)	2,073
Fidelity Overseas	791	(2,729)	(1,938)	1,069	(2,906)	(1,837)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2008			2007
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Enhanced Variable Universal Life (Continued)
ING JP Morgan Emerging Markets Equity I	567	(2,051)	(1,484)	1,538	(1,997)	(459)
ING Global Resources	315	(597)	(282)	1,121	(800)	321
Pioneer Bond VCT Class I	275	(517)	(242)	239	(108)	131
Pioneer Fund VCT Class I	824	(1,816)	(992)	782	(2,309)	(1,527)
Pioneer Growth Opportunities VCT Class I	1,341	(3,595)	(2,254)	1,180	(3,158)	(1,978)
Pioneer Mid-Cap Value VCT Class I	222	(352)	(130)	468	(552)	(84)
Symetra Complete & Complete Advisor
AIM Capital Appreciation I	2,308	(1,198)	1,110	-	-	-
AIM Capital Appreciation II	1,065	(1,065)	-	2,291	(2,291)	-
AIM International Growth I	900	(1,201)	(301)	2,222	(1,280)	942
AIM International Growth II	-	-	-	2,216	(2,216)	-
AIM Small Cap Equity I	534	(3)	531	-	-	-
American Century Balanced	1,726	(1,157)	569	-	-	-
American Century Inflation Protection I	47	(621)	(574)	668	-	668
American Century International	59	(1)	58	-	-	-
Fidelity Contrafund	3,601	(5,219)	(1,618)	2,464	(19)	2,445
Fidelity Mid-Cap Advisor I	617	(630)	(13)	3,716	(3,052)	664
Fidelity Mid-Cap Advisor II	-	-	-	4,065	(4,065)	-
Fidelity Money Market Fund	40,107	(39,805)	302	23,865	(23,865)	-
Fidelity Overseas	1,346	(581)	765	-	-	-
Franklin Flex Cap Growth Securities	-	(1)	(1)	41	-	41
Franklin Founding Allocation Fund Class I1	255	(1)	254	-	-	-
Franklin Income Securities Fund Class I	-	(4)	(4)	145	-	145
Franklin Small Cap Value Fund I	165	(351)	(186)	863	(632)	231
Franklin Small Cap Value Fund II	-	-	-	1,459	(1,459)	-
Franklin Small-Mid Cap Growth I	431	(862)	(431)	1,017	(586)	431
Franklin Small-Mid Cap Growth II	-	-	-	1,304	(1,304)	-
Franklin U.S. Government I	56	-	56	-	-	-
Franklin Zero Coupon 2010 I	179	(1)	178	-	-	-
Ibbotson Aggressive Growth Class I	1,844	(928)	916	-	-	-
Ibbotson Balanced Class I	334	(1)	333	-	-	-
Ibbotson Growth Class I	779	(8)	771	96	-	96
Ibbotson Income and Growth Class I	98	(2)	96	-	-	-
JP Morgan Insurance Government Bond I	185	(1)	184	-	-	-
PIMCO All Asset Portfolio Admin	575	(345)	230	-	-	-
PIMCO Commodity Fund Admin	844	(383)	461	291	-	291
PIMCO Total Return Admin	1,888	(1,307)	581	933	(933)	-
Pioneer Emerging Markets VCT Class I	507	(313)	194	1,076	(772)	304
Pioneer Emerging Markets VCT Class II	-	-	-	1,058	(1,058)	-
Pioneer Equity Income VCT Class I	1,083	(5)	1,078	895	(895)	-
Pioneer Equity Income VCT Class II	-	-	-	2,271	(2,271)	-
Pioneer High Yield VCT Class I	569	(6)	563	-	-	-
Pioneer Real Estate VCT Class I	835	(5)	830	49	-	49
Pioneer Real Estate VCT Class II	563	(563)	-	586	(586)	-
Pioneer Small-Cap Value VCT Class I	-	(1)	(1)	48	-	48
Pioneer Strategic Income VCT Class I	-	-	-	889	(889)	-
Pioneer Strategic Income VCT Class II	-	-	-	2,296	(2,296)	-
Summit EAFE International Index	550	(81)	469	-	-	-

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2008			2007
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra Complete & Complete Advisor (Continued)
Summit Russell 2000 Small Cap Index	73	(2)	71	-	-	-
Templeton Developing Markets I	1,263	(86)	1,177	-	-	-
Templeton Global Income Securities I	187	(2)	185	49	-	49
Templeton Growth Securities I	738	(114)	624	146	-	146
Vanguard Balanced	573	(5)	568	-	-	-
Vanguard Capital Growth	1,045	(5)	1,040	-	-	-
Vanguard Equity Index	8,677	(5,510)	3,167	-	-	-
Vanguard International	6,043	(2,394)	3,649	-	-	-
Vanguard Mid-Cap Index	2,132	(1,090)	1,042	-	-	-
Vanguard REIT Index	642	(4)	638	-	-	-
Vanguard Small Company Growth	2,056	(1,146)	910	-	-	-
Vanguard Total Bond Market Index	1,536	(990)	546	-	-	-
VanGuard Total Stock Market Index	1,434	(10)	1,424	95	-	95

  1  Reference Note 1 for name changes, reorganizations and commencement dates occurring in 2008.

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2008.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Appreciation I
PREMIER Variable Universal Life
2008	$6.304	136,494	$860,454	0.00%	0.70%	(42.89%)
2007	11.039	137,822	1,521,435	0.00%	0.70%	11.23%
2006	9.925	139,708	1,386,568	0.06%	0.70%	(0.75%)
Symetra Complete & Complete Advisor
2008	56.984	1,110	63,263	0.00%	0.75%	(42.49%)
2007	99.089	-	-	0.00%	0.75%	(0.91%)
AIM Capital Appreciation II
PREMIER Variable Universal Life
2008	7.813	952	7,434	0.00%	0.70%	(43.02%)
2007	13.713	277	3,799	0.00%	0.70%	10.95%
2006	12.359	76	943	0.00%	0.70%	5.32%
2005	11.735	32	368	0.00%	0.70%	16.06%
Symetra Complete & Complete Advisor
2008	64.107	-	-	0.00%	0.75%	(42.62%)
2007	111.733	-	-	0.00%	0.75%	11.73%
AIM Capital Development Series I
PREMIER Variable Universal Life
2008	10.807	4,815	52,035	0.00%	0.70%	(47.40%)
2007	20.544	5,166	106,143	0.00%	0.70%	10.07%
2006	18.665	7,255	135,417	0.00%	0.70%	15.71%
2005	16.131	13,582	219,091	0.00%	0.70%	8.85%
2004	14.820	2,664	39,478	0.00%	0.70%	14.69%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Development Series II
PREMIER Variable Universal Life
2008	$6.139	2,416	$14,830	0.00%	0.70%	(47.49%)
2007	11.692	4,850	56,713	0.00%	0.70%	9.77%
2006	10.651	1,942	20,690	0.00%	0.70%	6.51%
AIM Global Healthcare
PREMIER Variable Universal Life
2008	11.236	1,270	14,259	0.00%	0.70%	(29.12%)
2007	15.852	1,473	23,342	0.00%	0.70%	11.07%
2006	14.272	1,363	19,447	0.00%	0.70%	4.50%
2005	13.657	2,536	34,638	0.00%	0.70%	7.40%
2004	12.716	2,256	28,691	0.00%	0.70%	6.81%
AIM Global Real Estate
PREMIER Variable Universal Life
2008	18.524	25,845	478,770	4.84%	0.70%	(45.03%)
2007	33.701	34,177	1,151,839	5.38%	0.70%	(6.20%)
2006	35.929	37,237	1,337,901	1.03%	0.70%	41.61%
2005	25.372	42,064	1,067,241	1.00%	0.70%	13.44%
2004	22.366	60,598	1,355,321	0.85%	0.70%	35.63%
AIM International Growth I
PREMIER Variable Universal Life
2008	15.973	73,202	1,169,263	0.58%	0.70%	(40.80%)
2007	26.980	72,863	1,965,828	0.44%	0.70%	13.92%
2006	23.684	71,106	1,684,092	0.83%	0.70%	27.34%
2005	18.599	86,991	1,617,920	1.02%	0.70%	17.11%
2004	15.882	6,824	108,381	1.35%	0.70%	23.14%
Symetra Complete & Complete Advisor
2008	58.634	641	37,582	0.45%	0.75%	(40.38%)
2007	98.346	942	92,678	0.36%	0.75%	(1.65%)
AIM International Growth II
PREMIER Variable Universal Life
2008	7.932	59,044	468,360	0.47%	0.70%	(40.96%)
2007	13.436	58,026	779,643	0.52%	0.70%	13.64%
2006	11.823	33,215	392,697	1.58%	0.70%	18.23%
Symetra Complete & Complete Advisor
2008	68.044	-	-	0.00%	0.75%	(40.55%)
2007	114.447	-	-	0.00%	0.75%	14.45%
AIM Small Cap Equity I
Symetra Complete & Complete Advisor
2008	68.638	531	36,472	0.00%	0.75%	(31.31%)
2007	99.925	-	-	0.00%	0.75%	(0.08%)
American Century Balanced
PREMIER Variable Universal Life
2008	12.946	99,531	1,288,536	2.59%	0.70%	(20.89%)
2007	16.364	94,955	1,553,874	2.03%	0.70%	4.20%
2006	15.705	96,719	1,518,940	1.89%	0.70%	8.86%
2005	14.427	95,909	1,383,662	1.65%	0.70%	4.20%
2004	13.845	78,432	1,085,874	1.50%	0.70%	9.02%
Symetra Complete & Complete Advisor
2008	83.600	569	47,579	0.00%	0.75%	(20.33%)
2007	104.935	-	-	0.00%	0.75%	4.94%
American Century Inflation Protection I
Symetra Complete & Complete Advisor
2008	98.498	94	9,274	4.79%	0.75%	(1.28%)
2007	99.777	668	66,673	0.01%	0.75%	(0.22%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Inflation Protection II
PREMIER Variable Universal Life
2008	$10.709	12,994	$139,129	4.78%	0.70%	(2.29%)
2007	10.960	10,987	120,386	4.41%	0.70%	8.77%
2006	10.076	6,180	62,271	3.16%	0.70%	0.86%
2005	9.990	1,531	15,295	3.24%	0.70%	(0.10%)
American Century International
PREMIER Variable Universal Life
2008	11.622	69,253	804,850	0.78%	0.70%	(45.21%)
2007	21.211	71,433	1,515,180	0.66%	0.70%	17.23%
2006	18.094	72,745	1,316,248	1.56%	0.70%	24.16%
2005	14.573	72,558	1,057,423	1.17%	0.70%	12.46%
2004	12.958	74,204	961,528	0.55%	0.70%	14.12%
Symetra Complete & Complete Advisor
2008	65.140	58	3,749	10.76%	0.75%	(44.82%)
2007	118.056	-	-	0.00%	0.75%	18.06%
American Century Large Company Value II
PREMIER Variable Universal Life
2008	7.917	3,551	28,118	2.03%	0.70%	(37.86%)
2007	12.741	3,266	41,628	0.55%	0.70%	(2.04%)
2006	13.006	3,218	41,860	0.01%	0.70%	18.95%
2005	10.934	458	5,012	2.68%	0.70%	7.99%
American Century Ultra I
PREMIER Variable Universal Life
2008	8.886	5,397	47,955	0.00%	0.70%	(41.89%)
2007	15.292	4,588	70,159	0.00%	0.70%	20.17%
2006	12.725	3,781	48,112	0.00%	0.70%	(3.95%)
2005	13.248	3,173	42,040	0.00%	0.70%	1.46%
2004	13.058	4,220	55,103	0.00%	0.70%	9.90%
American Century Ultra II
PREMIER Variable Universal Life
2008	7.062	1,525	10,773	0.00%	0.70%	(42.06%)
2007	12.188	937	11,419	0.00%	0.70%	21.88%
American Century Value
PREMIER Variable Universal Life
2008	10.696	58,330	623,884	2.42%	0.70%	(27.28%)
2007	14.709	64,136	943,419	1.72%	0.70%	(5.81%)
2006	15.616	84,071	1,312,846	1.77%	0.70%	17.83%
2005	13.253	156,361	2,072,249	0.41%	0.70%	4.31%
2004	12.706	50,381	640,195	0.98%	0.70%	13.53%
Dreyfus Appreciation
PREMIER Variable Universal Life
2008	8.242	57,755	475,966	2.03%	0.70%	(30.04%)
2007	11.781	61,755	727,525	1.52%	0.70%	6.38%
2006	11.074	60,825	673,598	1.57%	0.70%	15.67%
2005	9.574	63,397	606,991	0.02%	0.70%	3.65%
2004	9.237	88,273	815,385	1.67%	0.70%	4.31%
Dreyfus MidCap Stock
PREMIER Variable Universal Life
2008	8.716	89,038	776,079	0.95%	0.70%	(40.84%)
2007	14.732	95,067	1,400,542	0.42%	0.70%	0.79%
2006	14.617	107,868	1,576,743	0.38%	0.70%	7.00%
2005	13.661	119,188	1,628,224	0.03%	0.70%	8.41%
2004	12.601	120,677	1,520,637	0.41%	0.70%	13.68%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Quality Bond
PREMIER Variable Universal Life
2008	$13.685	36,744	$502,837	4.90%	0.70%	(4.85%)
2007	14.382	38,711	556,753	4.83%	0.70%	2.82%
2006	13.988	42,198	590,275	4.58%	0.70%	3.51%
2005	13.514	45,412	613,708	3.60%	0.70%	1.76%
2004	13.280	46,616	619,038	4.12%	0.70%	2.65%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2008	4.927	44,456	219,049	0.75%	0.70%	(34.89%)
2007	7.567	45,408	343,590	0.53%	0.70%	7.03%
2006	7.070	45,299	320,253	0.11%	0.70%	8.45%
2005	6.519	49,648	323,681	0.00%	0.70%	2.89%
2004	6.336	51,201	324,423	0.42%	0.70%	5.46%
Dreyfus Stock Index
PREMIER Variable Universal Life
2008	10.272	118,070	1,212,848	1.95%	0.70%	(37.76%)
2007	16.504	48,564	801,487	1.01%	0.70%	4.26%
2006	15.830	104,112	1,648,104	1.39%	0.70%	14.40%
2005	13.837	41,986	580,950	1.23%	0.70%	3.71%
2004	13.342	80,663	1,076,215	1.17%	0.70%	9.58%
Dreyfus Technology Growth
PREMIER Variable Universal Life
2008	2.779	115,805	321,881	0.00%	0.70%	(41.61%)
2007	4.759	120,233	572,176	0.00%	0.70%	13.92%
2006	4.177	119,593	499,585	0.00%	0.70%	3.57%
2005	4.033	112,096	452,058	0.00%	0.70%	3.07%
2004	3.913	114,608	448,456	0.00%	0.70%	(0.23%)
DWS Balanced VIP A
PREMIER Variable Universal Life
2008	8.150	68,208	555,912	4.03%	0.70%	(27.84%)
2007	11.295	72,614	820,149	3.27%	0.70%	4.11%
2006	10.849	77,469	840,463	2.54%	0.70%	9.48%
2005	9.910	84,264	835,050	2.92%	0.70%	3.39%
2004	9.585	91,406	876,099	1.67%	0.70%	5.74%
DWS International VIP A
PREMIER Variable Universal Life
2008	5.977	26,423	157,931	1.39%	0.70%	(48.58%)
2007	11.623	26,873	312,333	2.37%	0.70%	13.79%
2006	10.215	27,242	278,272	1.87%	0.70%	25.05%
2005	8.169	27,557	225,129	1.57%	0.70%	15.35%
2004	7.082	27,805	196,908	1.27%	0.70%	15.72%
Federated Capital Income
PREMIER Variable Universal Life
2008	7.811	9,130	71,315	5.74%	0.70%	(20.93%)
2007	9.879	9,787	96,686	4.96%	0.70%	3.31%
2006	9.563	10,324	98,726	6.03%	0.70%	14.84%
2005	8.327	12,311	102,522	4.88%	0.70%	5.54%
2004	7.890	12,938	102,086	4.46%	0.70%	9.16%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated High Income Bond
PREMIER Variable Universal Life
2008	$10.681	13,491	$144,105	9.68%	0.70%	(26.51%)
2007	14.533	13,237	192,389	7.77%	0.70%	2.70%
2006	14.151	13,506	191,120	8.33%	0.70%	10.04%
2005	12.860	13,656	175,621	7.18%	0.70%	1.94%
2004	12.615	11,824	149,168	9.41%	0.70%	9.69%
Fidelity Asset Manager
PREMIER Variable Universal Life
2008	11.898	20,269	241,153	2.57%	0.70%	(29.22%)
2007	16.809	23,255	390,872	6.14%	0.70%	14.70%
2006	14.655	22,436	328,802	2.81%	0.70%	6.57%
2005	13.752	27,142	373,249	3.04%	0.70%	3.32%
2004	13.310	34,271	456,140	2.53%	0.70%	4.74%
Enhanced Variable Universal Life
2008	225.293	16,539	3,726,211	2.50%	0.90%	(29.36%)
2007	318.920	19,254	6,140,613	6.06%	0.90%	14.46%
2006	278.621	21,818	6,079,100	2.74%	0.90%	6.36%
2005	261.965	25,103	6,576,040	2.76%	0.90%	3.12%
2004	254.051	28,128	7,145,911	2.76%	0.90%	4.52%
Fidelity Asset Manager Growth
PREMIER Variable Universal Life
2008	10.057	15,326	154,141	1.69%	0.70%	(36.26%)
2007	15.778	21,068	332,423	4.21%	0.70%	18.13%
2006	13.357	20,659	275,929	2.12%	0.70%	6.24%
2005	12.572	26,141	328,636	2.32%	0.70%	3.17%
2004	12.186	26,747	325,927	2.20%	0.70%	5.24%
Enhanced Variable Universal Life
2008	158.595	2,192	347,654	1.74%	0.90%	(36.39%)
2007	249.311	2,824	704,048	4.06%	0.90%	17.90%
2006	211.467	3,268	691,147	2.06%	0.90%	6.03%
2005	199.439	3,645	726,900	2.57%	0.90%	2.96%
2004	193.702	4,436	859,202	2.28%	0.90%	5.03%
Fidelity Balanced
PREMIER Variable Universal Life
2008	10.940	6,076	66,476	1.72%	0.70%	(34.42%)
2007	16.681	6,665	111,176	3.58%	0.70%	8.28%
2006	15.406	8,205	126,401	2.02%	0.70%	10.93%
2005	13.888	9,036	125,489	2.61%	0.70%	5.03%
2004	13.223	10,193	134,776	2.10%	0.70%	4.74%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Contrafund
PREMIER Variable Universal Life
2008	$14.947	186,483	$2,787,391	1.02%	0.70%	(42.92%)
2007	26.184	182,141	4,769,214	0.97%	0.70%	16.77%
2006	22.424	186,297	4,177,560	1.31%	0.70%	10.94%
2005	20.213	173,340	3,503,681	0.24%	0.70%	16.13%
2004	17.406	135,541	2,359,252	0.30%	0.70%	14.67%
Enhanced Variable Universal Life
2008	251.516	15,410	3,875,957	0.98%	0.90%	(43.03%)
2007	441.487	16,864	7,444,903	0.91%	0.90%	16.53%
2006	378.851	18,515	7,014,368	1.28%	0.90%	10.72%
2005	342.174	20,031	6,853,926	0.30%	0.90%	15.89%
2004	295.251	21,943	6,478,597	0.34%	0.90%	14.44%
Symetra Complete & Complete Advisor
2008	67.600	827	55,878	0.37%	0.75%	(42.51%)
2007	117.592	2,445	287,580	0.87%	0.75%	17.59%
Fidelity Equity Income
PREMIER Variable Universal Life
2008	10.825	89,497	968,796	2.56%	0.70%	(43.05%)
2007	19.009	96,282	1,830,234	1.82%	0.70%	0.82%
2006	18.855	97,283	1,834,252	3.33%	0.70%	19.36%
2005	15.797	109,855	1,735,354	1.95%	0.70%	5.13%
2004	15.026	143,247	2,152,425	1.45%	0.70%	10.75%
Enhanced Variable Universal Life
2008	293.763	18,172	5,338,463	2.49%	0.90%	(43.17%)
2007	516.906	19,683	10,174,457	1.72%	0.90%	0.62%
2006	513.741	21,845	11,222,852	3.35%	0.90%	19.12%
2005	431.280	23,444	10,111,090	1.63%	0.90%	4.92%
2004	411.057	25,536	10,496,781	1.54%	0.90%	10.53%
Fidelity Growth
PREMIER Variable Universal Life
2008	9.938	271,303	2,696,281	0.82%	0.70%	(47.54%)
2007	18.943	286,534	5,427,863	0.82%	0.70%	26.08%
2006	15.025	299,440	4,499,190	0.39%	0.70%	6.11%
2005	14.160	325,874	4,614,531	0.54%	0.70%	5.06%
2004	13.478	392,594	5,291,415	0.25%	0.70%	2.66%
Enhanced Variable Universal Life
2008	239.746	27,540	6,602,801	0.79%	0.90%	(47.64%)
2007	457.896	31,874	14,595,190	0.82%	0.90%	25.82%
2006	363.926	35,321	12,854,148	0.40%	0.90%	5.90%
2005	343.665	40,219	13,821,736	0.52%	0.90%	4.85%
2004	327.756	46,099	15,109,226	0.27%	0.90%	2.45%
Fidelity Growth & Income
PREMIER Variable Universal Life
2008	10.554	80,069	845,056	1.26%	0.70%	(42.11%)
2007	18.231	77,561	1,413,978	1.79%	0.70%	11.34%
2006	16.374	76,143	1,246,768	0.90%	0.70%	12.39%
2005	14.569	77,572	1,130,140	1.82%	0.70%	6.89%
2004	13.630	111,543	1,520,365	0.89%	0.70%	5.06%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2008	$6.363	78,420	$498,967	0.43%	0.70%	(55.33%)
2007	14.244	79,189	1,128,001	0.00%	0.70%	22.32%
2006	11.645	82,320	958,644	0.73%	0.70%	4.72%
2005	11.120	93,097	1,035,252	0.95%	0.70%	8.13%
2004	10.284	100,559	1,034,111	0.52%	0.70%	6.45%
Fidelity High Income
PREMIER Variable Universal Life
2008	8.489	22,628	192,096	8.48%	0.70%	(25.52%)
2007	11.397	24,006	273,584	8.24%	0.70%	2.07%
2006	11.166	24,475	273,288	7.26%	0.70%	10.47%
2005	10.108	27,183	274,775	14.84%	0.70%	1.99%
2004	9.911	28,353	281,022	7.48%	0.70%	8.83%
Enhanced Variable Universal Life
2008	135.354	5,519	746,980	8.41%	0.90%	(25.66%)
2007	182.067	6,156	1,120,801	7.68%	0.90%	1.86%
2006	178.742	7,220	1,290,568	7.56%	0.90%	10.24%
2005	162.135	7,965	1,291,415	14.81%	0.90%	1.78%
2004	159.294	8,495	1,353,270	8.33%	0.90%	8.61%
Fidelity Index 500
PREMIER Variable Universal Life
2008	10.940	177,592	1,942,825	2.17%	0.70%	(37.44%)
2007	17.486	189,535	3,314,287	3.59%	0.70%	4.70%
2006	16.701	192,169	3,209,479	1.77%	0.70%	14.93%
2005	14.532	223,129	3,242,589	1.81%	0.70%	4.09%
2004	13.961	242,604	3,386,912	1.29%	0.70%	9.84%
Enhanced Variable Universal Life
2008	227.595	16,213	3,690,112	2.27%	0.90%	(37.56%)
2007	364.521	16,398	5,977,607	3.59%	0.90%	4.49%
2006	348.859	20,203	7,048,196	1.81%	0.90%	14.70%
2005	304.162	20,496	6,233,981	1.94%	0.90%	3.89%
2004	292.780	25,840	7,565,587	1.35%	0.90%	9.62%
Fidelity Investment Grade Bond
PREMIER Variable Universal Life
2008	15.929	1,389	22,127	4.58%	0.70%	(3.93%)
2007	16.580	1,746	28,942	4.62%	0.70%	3.62%
2006	16.001	2,553	40,855	4.11%	0.70%	3.62%
2005	15.442	3,046	47,040	3.43%	0.70%	1.48%
2004	15.217	4,033	61,372	4.18%	0.70%	3.73%
Enhanced Variable Universal Life
2008	218.727	5,995	1,311,352	4.12%	0.90%	(4.12%)
2007	228.118	6,403	1,460,690	4.19%	0.90%	3.41%
2006	220.601	6,561	1,447,264	3.72%	0.90%	3.42%
2005	213.313	5,975	1,274,473	3.38%	0.90%	1.28%
2004	210.619	6,026	1,269,284	4.27%	0.90%	3.52%
Fidelity Mid-Cap Advisor I
Symetra Complete & Complete Advisor
2008	60.722	651	39,554	0.51%	0.75%	(39.44%)
2007	100.271	664	66,576	0.27%	0.75%	0.27%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Mid-Cap Advisor II
PREMIER Variable Universal Life
2008	$9.385	44,660	$419,123	0.25%	0.70%	(40.03%)
2007	15.649	42,824	670,135	0.54%	0.70%	14.53%
2006	13.663	33,093	452,162	0.07%	0.70%	11.62%
2005	12.241	7,287	89,201	0.00%	0.70%	21.85%
Symetra Complete & Complete Advisor
2008	69.658	-	-	0.00%	0.75%	(39.61%)
2007	115.338	-	-	0.00%	0.75%	15.34%
Fidelity Money Market Fund
PREMIER Variable Universal Life
2008	13.960	85,789	1,197,222	2.96%	0.70%	2.30%
2007	13.646	155,612	2,123,169	5.07%	0.70%	4.48%
2006	13.060	99,398	1,298,099	4.76%	0.70%	4.15%
2005	12.540	183,697	2,303,621	3.01%	0.70%	2.31%
2004	12.257	106,835	1,309,436	1.18%	0.70%	0.51%
Enhanced Variable Universal Life
2008	169.253	5,371	908,754	2.96%	0.90%	2.10%
2007	165.769	8,003	1,326,420	5.07%	0.90%	4.27%
2006	158.977	5,930	942,644	4.74%	0.90%	3.94%
2005	152.952	12,093	1,849,603	2.99%	0.90%	2.11%
2004	149.790	9,000	1,348,177	1.19%	0.90%	0.30%
Symetra Complete & Complete Advisor
2008	108.402	302	32,827	3.90%	0.75%	3.02%
2007	105.220	-	-	3.37%	0.75%	5.22%
Fidelity Overseas
PREMIER Variable Universal Life
2008	11.487	25,208	289,554	2.63%	0.70%	(44.19%)
2007	20.584	26,445	544,368	3.31%	0.70%	16.49%
2006	17.671	27,050	477,987	0.90%	0.70%	17.26%
2005	15.070	33,232	500,805	0.63%	0.70%	18.22%
2004	12.747	33,400	425,762	1.16%	0.70%	12.84%
Enhanced Variable Universal Life
2008	186.174	12,197	2,270,757	2.53%	0.90%	(44.31%)
2007	334.300	14,135	4,725,433	3.27%	0.90%	16.26%
2006	287.556	15,972	4,592,831	0.86%	0.90%	17.02%
2005	245.722	16,993	4,175,494	0.66%	0.90%	17.98%
2004	208.269	19,200	3,998,711	1.15%	0.90%	12.62%
Symetra Complete & Complete Advisor
2008	55.389	765	42,363	3.20%	0.75%	(43.80%)
2007	98.564	-	-	0.00%	0.75%	(1.44%)
Franklin Flex Cap Growth Securities
PREMIER Variable Universal Life
2008	8.605	2,063	17,753	0.14%	0.70%	(35.76%)
2007	13.395	1,449	19,417	0.12%	0.70%	13.52%
2006	11.800	998	11,777	0.02%	0.70%	4.47%
2005	11.295	61	689	0.14%	0.70%	12.23%
Symetra Complete & Complete Advisor
2008	73.953	40	2,981	0.13%	0.75%	(35.31%)
2007	114.322	41	4,732	0.00%	0.75%	14.32%
Franklin Founding Allocation Fund Class I1
Symetra Complete & Complete Advisor
2008	67.276	254	17,061	2.65%	0.75%	(32.72%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income Securities Fund Class I
Symetra Complete & Complete Advisor
2008	$70.591	141	$9,942	5.52%	0.75%	(29.41%)
2007	100.000	145	14,465	0.00%	0.75%	0.00%
Franklin Income Securities Fund Class II
PREMIER Variable Universal Life
2008	8.904	16,626	148,038	5.98%	0.70%	(30.14%)
2007	12.746	13,440	171,309	3.34%	0.70%	3.03%
2006	12.371	7,304	90,362	3.41%	0.70%	17.42%
2005	10.536	3,899	41,081	0.89%	0.70%	4.60%
Franklin Small Cap Value Fund I
Symetra Complete & Complete Advisor
2008	67.597	45	3,056	1.69%	0.75%	(32.87%)
2007	100.695	231	23,212	0.00%	0.75%	0.70%
Franklin Small Cap Value Fund II
PREMIER Variable Universal Life
2008	8.592	32,273	277,282	1.13%	0.70%	(33.48%)
2007	12.917	27,751	358,448	0.62%	0.70%	(3.06%)
2006	13.325	13,510	180,016	0.66%	0.70%	16.17%
2005	11.470	2,540	29,133	0.24%	0.70%	14.01%
Symetra Complete & Complete Advisor
2008	65.390	-	-	0.00%	0.75%	(33.02%)
2007	97.621	-	-	0.86%	0.75%	(2.38%)
Franklin Small-Mid Cap Growth I
Symetra Complete & Complete Advisor
2008	57.831	-	-	0.00%	0.75%	(42.34%)
2007	100.300	431	43,250	0.00%	0.75%	0.30%
Franklin Small-Mid Cap Growth II
PREMIER Variable Universal Life
2008	5.410	86,460	467,760	0.00%	0.70%	(42.90%)
2007	9.474	88,885	842,101	0.00%	0.70%	10.46%
2006	8.577	100,683	863,541	0.00%	0.70%	7.94%
2005	7.946	95,757	760,896	0.00%	0.70%	4.06%
2004	7.636	104,474	797,783	0.00%	0.70%	10.70%
Symetra Complete & Complete Advisor
2008	63.970	-	-	0.00%	0.75%	(42.49%)
2007	111.241	-	-	0.00%	0.75%	11.24%
Franklin U.S. Government I
Symetra Complete & Complete Advisor
2008	107.996	56	6,070	0.00%	0.75%	7.91%
2007	100.078	-	-	0.00%	0.75%	0.08%
Franklin U.S. Government II
PREMIER Variable Universal Life
2008	15.720	25,987	408,505	4.88%	0.70%	6.84%
2007	14.713	26,885	395,575	4.75%	0.70%	5.86%
2006	13.899	25,532	354,875	4.25%	0.70%	3.29%
2005	13.456	32,263	434,123	4.34%	0.70%	1.69%
2004	13.232	25,352	335,453	4.96%	0.70%	2.75%
Franklin Zero Coupon 2010 I
Symetra Complete & Complete Advisor
2008	107.629	178	19,142	0.00%	0.75%	7.50%
2007	100.123	-	-	0.00%	0.75%	0.12%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Aggressive Growth Class I
Symetra Complete & Complete Advisor
2008	$62.681	916	$57,415	0.64%	0.75%	(36.57%)
2007	98.825	-	-	0.00%	0.75%	(1.18%)
Ibbotson Balanced Class I
Symetra Complete & Complete Advisor
2008	75.517	333	25,146	1.67%	0.75%	(23.74%)
2007	99.029	-	-	0.00%	0.75%	(0.97%)
Ibbotson Growth Class I
Symetra Complete & Complete Advisor
2008	67.956	867	58,911	0.12%	0.75%	(31.30%)
2007	98.923	96	9,542	0.00%	0.75%	(1.08%)
Ibbotson Income and Growth Class I
Symetra Complete & Complete Advisor
2008	84.556	96	8,077	3.55%	0.75%	(14.95%)
2007	99.421	-	-	0.00%	0.75%	(0.58%)
ING JP Morgan Emerging Markets Equity I
PREMIER Variable Universal Life
2008	16.012	7,901	126,507	2.62%	0.70%	(51.49%)
2007	33.010	8,332	275,037	1.19%	0.70%	37.83%
2006	23.949	8,681	207,904	0.63%	0.70%	35.23%
2005	17.710	9,683	171,476	0.73%	0.70%	33.92%
2004	13.224	9,638	127,451	0.78%	0.70%	20.86%
Enhanced Variable Universal Life
2008	132.513	4,196	556,000	2.52%	0.90%	(51.59%)
2007	273.737	5,680	1,554,912	1.17%	0.90%	37.56%
2006	198.999	6,139	1,221,602	0.65%	0.90%	34.96%
2005	147.446	5,949	877,180	0.73%	0.90%	33.65%
2004	110.319	6,564	724,188	0.85%	0.90%	20.62%
ING Global Resources
PREMIER Variable Universal Life
2008	15.450	5,295	81,829	1.58%	0.70%	(41.41%)
2007	26.371	5,518	145,531	0.16%	0.70%	32.07%
2006	19.967	5,482	109,450	0.00%	0.70%	20.89%
2005	16.517	5,609	92,650	0.04%	0.70%	41.86%
2004	11.643	5,254	61,175	0.84%	0.70%	11.88%
Enhanced Variable Universal Life
2008	198.510	2,357	468,059	1.61%	0.90%	(41.53%)
2007	339.507	2,639	895,891	0.15%	0.90%	31.81%
2006	257.569	2,318	596,922	0.00%	0.90%	20.64%
2005	213.496	2,038	435,112	0.04%	0.90%	41.58%
2004	150.798	1,533	231,200	1.01%	0.90%	11.65%
JP Morgan Insurance Government Bond I
Symetra Complete & Complete Advisor
2008	110.028	184	20,249	0.00%	0.75%	10.03%
2007	100.000	-	-	0.00%	0.75%	0.00%
JP Morgan International Equity
PREMIER Variable Universal Life
2008	13.209	11,423	150,877	1.79%	0.70%	(41.76%)
2007	22.681	13,285	301,330	1.06%	0.70%	8.57%
2006	20.891	17,926	374,504	1.10%	0.70%	21.19%
2005	17.238	13,078	225,445	0.81%	0.70%	9.92%
2004	15.682	6,911	108,381	0.36%	0.70%	17.54%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan Mid-Cap Value
PREMIER Variable Universal Life
2008	$12.613	42,831	$540,235	1.08%	0.70%	(33.68%)
2007	19.017	48,402	920,446	0.87%	0.70%	1.74%
2006	18.693	45,324	847,220	0.61%	0.70%	16.03%
2005	16.110	63,805	1,027,931	0.12%	0.70%	8.45%
2004	14.855	16,087	238,968	0.21%	0.70%	20.22%
JP Morgan US Large Cap Core Equity
PREMIER Variable Universal Life
2008	6.280	64,440	404,658	1.38%	0.70%	(34.43%)
2007	9.578	69,150	662,340	1.10%	0.70%	0.94%
2006	9.488	73,217	694,716	0.98%	0.70%	15.76%
2005	8.196	75,354	617,638	1.24%	0.70%	0.64%
2004	8.144	101,024	822,731	0.77%	0.70%	8.72%
Mutual Shares Securities
PREMIER Variable Universal Life
2008	9.804	62,521	612,962	3.03%	0.70%	(37.55%)
2007	15.698	80,703	1,266,912	1.46%	0.70%	2.75%
2006	15.278	71,642	1,094,524	1.24%	0.70%	17.56%
2005	12.996	14,791	192,217	0.87%	0.70%	9.78%
2004	11.838	10,581	125,253	0.80%	0.70%	11.85%
PIMCO All Asset Portfolio Admin
Symetra Complete & Complete Advisor
2008	84.183	230	19,392	7.42%	0.75%	(15.84%)
2007	100.031	-	-	0.00%	0.75%	0.03%
PIMCO All Asset Portfolio Advisor
PREMIER Variable Universal Life
2008	9.758	157	1,523	2.94%	0.70%	(16.50%)
2007	11.686	1,037	12,103	7.38%	0.70%	7.43%
2006	10.878	1,053	11,451	17.79%	0.70%	3.84%
2005	10.476	1	7	0.00%	0.70%	4.68%
PIMCO Commodity Fund Admin
PREMIER Variable Universal Life
2008	7.230	22,319	161,357	4.33%	0.70%	(44.18%)
2007	12.952	23,572	305,310	6.26%	0.70%	22.37%
2006	10.584	8,069	85,397	5.71%	0.70%	(3.77%)
2005	10.999	4,265	46,915	2.33%	0.70%	9.99%
Symetra Complete & Complete Advisor
2008	69.273	752	52,030	5.90%	0.75%	(43.79%)
2007	123.242	291	35,744	0.00%	0.75%	23.24%
PIMCO Total Return Admin
Symetra Complete & Complete Advisor
2008	105.112	581	61,057	4.40%	0.75%	4.80%
2007	100.297	-	-	0.00%	0.75%	0.30%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Bond VCT Class I
PREMIER Variable Universal Life
2008	$15.456	65,546	$1,012,788	5.30%	0.70%	(1.33%)
2007	15.664	74,609	1,168,368	4.96%	0.70%	5.82%
2006	14.802	73,748	1,091,555	5.24%	0.70%	3.96%
2005	14.238	78,541	1,118,240	9.82%	0.70%	1.91%
2004	13.971	73,507	1,026,949	0.28%	0.70%	2.83%
Enhanced Variable Universal Life
2008	161.102	1,185	190,810	5.28%	0.90%	(1.53%)
2007	163.601	1,427	233,438	4.95%	0.90%	5.61%
2006	154.914	1,296	200,719	5.28%	0.90%	3.76%
2005	149.300	1,292	192,839	9.57%	0.90%	1.71%
2004	146.794	2,053	301,417	0.24%	0.90%	2.63%
Pioneer Emerging Markets VCT Class I
Symetra Complete & Complete Advisor
2008	42.473	498	21,188	0.41%	0.75%	(58.20%)
2007	101.622	304	30,972	0.00%	0.75%	1.62%
Pioneer Emerging Markets VCT Class II
PREMIER Variable Universal Life
2008	11.022	29,278	322,698	0.09%	0.70%	(58.60%)
2007	26.620	36,541	972,713	0.36%	0.70%	41.46%
2006	18.819	31,685	596,258	0.42%	0.70%	34.57%
2005	13.985	3,373	47,168	0.29%	0.70%	39.85%
Symetra Complete & Complete Advisor
2008	59.399	-	-	0.00%	0.75%	(58.30%)
2007	142.452	-	-	0.37%	0.75%	42.45%
Pioneer Equity Income VCT Class I
Symetra Complete & Complete Advisor
2008	68.860	1,078	74,243	3.63%	0.75%	(30.29%)
2007	98.786	-	-	0.00%	0.75%	(1.21%)
Pioneer Equity Income VCT Class II
PREMIER Variable Universal Life
2008	8.952	26,219	234,712	2.64%	0.70%	(30.96%)
2007	12.967	14,284	185,228	2.49%	0.70%	(0.16%)
2006	12.988	3,793	49,272	2.57%	0.70%	21.27%
2005	10.710	2,379	25,482	2.28%	0.70%	5.89%
Symetra Complete & Complete Advisor
2008	69.898	-	-	0.00%	0.75%	(30.48%)
2007	100.543	-	-	1.20%	0.75%	0.54%
Pioneer Fund VCT Class I
PREMIER Variable Universal Life
2008	9.253	226,290	2,093,878	1.84%	0.70%	(34.73%)
2007	14.176	247,343	3,506,281	1.23%	0.70%	4.25%
2006	13.597	257,862	3,506,300	1.34%	0.70%	15.82%
2005	11.740	286,295	3,361,120	1.33%	0.70%	5.43%
2004	11.135	318,361	3,544,915	1.06%	0.70%	6.94%
Enhanced Variable Universal Life
2008	123.938	7,076	876,961	1.83%	0.90%	(34.86%)
2007	190.257	8,068	1,535,016	1.20%	0.90%	4.04%
2006	182.864	9,595	1,754,554	1.34%	0.90%	15.59%
2005	158.200	10,702	1,692,987	1.33%	0.90%	5.22%
2004	150.345	12,114	1,821,294	1.09%	0.90%	6.73%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Growth Opportunities VCT Class I
PREMIER Variable Universal Life
2008	$9.066	292,184	$2,648,961	0.00%	0.70%	(35.94%)
2007	14.153	329,965	4,669,866	0.00%	0.70%	(4.53%)
2006	14.825	371,649	5,509,569	0.00%	0.70%	4.87%
2005	14.137	423,588	5,988,327	0.00%	0.70%	5.94%
2004	13.344	463,498	6,184,869	0.00%	0.70%	21.47%
Enhanced Variable Universal Life
2008	136.935	12,158	1,664,948	0.00%	0.90%	(36.07%)
2007	214.193	14,412	3,087,062	0.00%	0.90%	(4.73%)
2006	224.816	16,390	3,684,754	0.00%	0.90%	4.65%
2005	214.820	18,949	4,070,525	0.00%	0.90%	5.73%
2004	203.170	22,103	4,490,692	0.00%	0.90%	21.23%
Pioneer High Yield VCT Class I
Symetra Complete & Complete Advisor
2008	64.720	563	36,478	7.65%	0.75%	(35.51%)
2007	100.362	-	-	0.00%	0.75%	0.36%
Pioneer High Yield VCT Class II
PREMIER Variable Universal Life
2008	7.538	2,562	19,334	8.04%	0.70%	(36.17%)
2007	11.810	2,523	29,780	5.07%	0.70%	4.87%
2006	11.262	840	9,454	5.73%	0.70%	12.62%
Pioneer Mid-Cap Value VCT Class I
PREMIER Variable Universal Life
2008	12.761	82,296	1,050,166	1.13%	0.70%	(34.04%)
2007	19.347	99,007	1,915,551	0.77%	0.70%	4.84%
2006	18.454	102,518	1,891,877	1.03%	0.70%	11.81%
2005	16.505	110,473	1,823,345	0.30%	0.70%	7.13%
2004	15.406	120,104	1,850,308	0.41%	0.70%	14.42%
Enhanced Variable Universal Life
2008	153.127	2,149	329,133	1.13%	0.90%	(34.18%)
2007	232.632	2,279	529,960	0.80%	0.90%	4.63%
2006	222.336	2,363	525,279	1.02%	0.90%	11.59%
2005	199.251	2,451	488,318	0.31%	0.90%	6.92%
2004	186.355	2,790	520,008	0.40%	0.90%	14.19%
Pioneer Real Estate VCT Class I
Symetra Complete & Complete Advisor
2008	58.236	879	51,182	11.44%	0.75%	(38.19%)
2007	94.225	49	4,599	0.00%	0.75%	(5.78%)
Pioneer Real Estate VCT Class II
PREMIER Variable Universal Life
2008	5.999	21,671	130,008	4.06%	0.70%	(38.78%)
2007	9.799	22,602	221,486	2.56%	0.70%	(19.67%)
2006	12.198	23,886	291,362	2.46%	0.70%	21.98%
Symetra Complete & Complete Advisor
2008	49.879	-	-	0.00%	0.75%	(38.35%)
2007	80.903	-	-	1.32%	0.75%	(19.10%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Small-Cap Value VCT Class I
PREMIER Variable Universal Life
2008	$12.117	45,747	$554,321	0.59%	0.70%	(38.44%)
2007	19.682	57,336	1,128,476	0.71%	0.70%	(7.61%)
2006	21.304	68,860	1,466,972	0.82%	0.70%	11.49%
2005	19.109	82,770	1,581,658	0.58%	0.70%	14.14%
2004	16.741	92,895	1,555,167	1.63%	0.70%	21.45%
Symetra Complete & Complete Advisor
2008	60.688	47	2,826	0.59%	0.75%	(38.00%)
2007	97.887	48	4,681	0.00%	0.75%	(2.11%)
Pioneer Small-Cap Value VCT Class II
PREMIER Variable Universal Life
2008	7.725	14,180	109,548	0.24%	0.70%	(38.54%)
2007	12.570	14,633	183,939	0.53%	0.70%	(7.83%)
2006	13.638	19,064	259,990	0.00%	0.70%	13.35%
2005	12.032	3,665	44,093	0.00%	0.70%	19.54%
Pioneer Strategic Income VCT Class II
PREMIER Variable Universal Life
2008	9.975	7,722	77,030	6.84%	0.70%	(12.34%)
2007	11.379	2,990	34,026	5.15%	0.70%	5.44%
2006	10.792	2,763	29,818	5.25%	0.70%	5.50%
2005	10.230	1,994	20,401	3.84%	0.70%	2.30%
Symetra Complete & Complete Advisor
2008	93.734	-	-	0.00%	0.75%	(11.72%)
2007	106.181	-	-	3.57%	0.75%	6.18%
Summit EAFE International Index
Symetra Complete & Complete Advisor
2008	56.102	469	26,314	3.24%	0.75%	(42.68%)
2007	97.879	-	-	0.00%	0.75%	(2.12%)
Summit Russell 2000 Small Cap Index
Symetra Complete & Complete Advisor
2008	65.950	71	4,689	0.79%	0.75%	(33.96%)
2007	99.866	-	-	0.00%	0.75%	(0.13%)
Templeton Developing Markets I
Symetra Complete & Complete Advisor
2008	47.410	1,177	55,807	3.28%	0.75%	(52.62%)
2007	100.062	-	-	0.00%	0.75%	0.06%
Templeton Developing Markets II
PREMIER Variable Universal Life
2008	13.305	37,074	493,278	2.76%	0.70%	(53.04%)
2007	28.330	39,655	1,123,437	2.16%	0.70%	27.88%
2006	22.154	46,986	1,040,904	1.05%	0.70%	27.20%
2005	17.417	67,266	1,171,550	1.50%	0.70%	26.54%
2004	13.764	30,937	425,802	1.84%	0.70%	23.84%
Templeton Global Income Securities I
Symetra Complete & Complete Advisor
2008	106.903	234	24,973	2.09%	0.75%	6.46%
2007	100.413	49	4,899	0.00%	0.75%	0.41%
Templeton Global Income Securities II
PREMIER Variable Universal Life
2008	12.829	8,700	111,610	4.48%	0.70%	5.47%
2007	12.164	8,888	108,103	1.97%	0.70%	10.22%
2006	11.036	2,397	26,452	5.10%	0.70%	12.00%
2005	9.854	243	2,399	6.72%	0.70%	(1.59%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Growth Securities I
Symetra Complete & Complete Advisor
2008	$57.065	770	$43,916	2.55%	75.00%	(42.13%)
2007	98.616	146	14,433	0.00%	75.00%	(1.38%)
Templeton Growth Securities II
PREMIER Variable Universal Life
2008	9.185	24,129	221,642	1.75%	0.70%	(42.73%)
2007	16.038	28,624	459,062	1.40%	0.70%	1.63%
2006	15.781	33,713	532,010	1.18%	0.70%	20.96%
2005	13.046	14,382	187,632	0.41%	0.70%	8.10%
2004	12.068	86,962	1,049,431	1.17%	0.70%	15.22%
Vanguard Balanced
Symetra Complete & Complete Advisor
2008	77.057	568	43,740	3.46%	0.75%	(22.57%)
2007	99.521	-	-	0.00%	0.75%	(0.48%)
Vanguard Capital Growth
Symetra Complete & Complete Advisor
2008	69.786	1,040	72,558	0.00%	0.75%	(30.36%)
2007	100.216	-	-	0.00%	0.75%	0.22%
Vanguard Equity Index
Symetra Complete & Complete Advisor
2008	62.620	3,167	198,327	2.18%	0.75%	(36.93%)
2007	99.294	-	-	0.00%	0.75%	(0.71%)
Vanguard International
Symetra Complete & Complete Advisor
2008	54.063	3,649	197,294	2.39%	0.75%	(44.92%)
2007	98.147	-	-	0.00%	0.75%	(1.85%)
Vanguard Mid-Cap Index
Symetra Complete & Complete Advisor
2008	58.185	1,042	60,645	1.52%	0.75%	(41.82%)
2007	100.000	-	-	0.00%	0.75%	0.00%
Vanguard REIT Index
Symetra Complete & Complete Advisor
2008	59.544	638	38,018	1.61%	0.75%	(37.25%)
2007	94.885	-	-	0.00%	0.75%	(5.11%)
Vanguard Small Company Growth
Symetra Complete & Complete Advisor
2008	60.165	910	54,750	0.66%	0.75%	(39.47%)
2007	99.398	-	-	0.00%	0.75%	(0.60%)
Vanguard Total Bond Market Index
Symetra Complete & Complete Advisor
2008	105.503	546	57,614	4.02%	0.75%	5.23%
2007	100.261	-	-	0.00%	0.75%	0.26%
VanGuard Total Stock Market Index
Symetra Complete & Complete Advisor
2008	62.298	1,519	94,620	0.32%	0.75%	(37.28%)
2007	99.329	95	9,473	0.00%	0.75%	(0.67%)
Wanger USA[1]
PREMIER Variable Universal Life
2008	13.973	34,505	482,143	0.00%	0.70%	(40.11%)
2007	23.330	41,685	972,494	0.00%	0.70%	4.65%
2006	22.293	36,833	821,116	0.24%	0.70%	7.12%
2005	20.811	44,597	928,102	0.00%	0.70%	10.48%
2004	18.837	48,675	916,876	0.00%	0.70%	17.51%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL (comprising, respectively, the AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, AIM Small Cap Equity I, American Century Balanced, American Century Inflation Protection I, American Century Inflation Protection II, American Century International, American Century Large Company Value II, American Century Ultra I, American Century Ultra II, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS International VIP A, Federated Capital Income, Federated High Income Bond, Fidelity Asset Manager, Fidelity Asset Manager Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity High Income, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Mid-Cap Advisor I, Fidelity Mid-Cap Advisor II, Fidelity Money Market Fund, Fidelity Overseas, Franklin Flex Cap Growth Securities, Franklin Founding Allocation Fund Class I, Franklin Income Securities Fund Class I, Franklin Income Securities Fund Class II, Franklin Small Cap Value Fund I, Franklin Small Cap Value Fund II, Franklin Small-Mid Cap Growth I, Franklin Small-Mid Cap Growth II, Franklin U.S. Government I, Franklin U.S. Government II, Franklin Zero Coupon 2010 I, Ibbotson Aggressive Growth Class I, Ibbotson Balanced Class I, Ibbotson Growth Class I, Ibbotson Income and Growth Class I, ING Global Resources, ING JP Morgan Emerging Markets Equity I, JP Morgan Insurance Government Bond I, JP Morgan International Equity, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, PIMCO All Asset Portfolio Admin, PIMCO All Asset Portfolio Advisor, PIMCO Commodity Fund Admin, PIMCO Total Return Admin, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class I, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Real Estate VCT Class I, Pioneer Real Estate VCT Class II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class I, Pioneer Strategic Income VCT Class II, Summit EAFE International Index, Summit Russell 2000 Small Cap Index, Templeton Developing Markets I, Templeton Developing Markets II, Templeton Global Income Securities I, Templeton Global Income Securities II, Templeton Growth Securities I, Templeton Growth Securities II, Vanguard Balanced, Vanguard Capital Growth, Vanguard Equity Index, Vanguard International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Small Company Growth, Vanguard Total Bond Market Index, Vanguard Total Stock Market Index, and Wanger USA sub-accounts) ("the Separate Account") as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Seattle, Washington
April 17, 2009

FINANCIAL STATEMENTS – STATUTORY BASIS

Symetra Life Insurance Company

As of December 31, 2008 and 2007

and Each of the Three Years in the Period Ended

December 31, 2008

With Report of Independent Auditors

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2008 and 2007

and Each of the Three Years in the Period Ended

December 31, 2008

Report of Independent Auditors

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of Washington Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Department.

April 10, 2009	/s/ Ernst & Young LLP

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	December 31,
	2008	2007
Admitted assets
Cash and invested assets:
Bonds	$12,313,790,055	$11,679,266,442
Preferred stocks	560,058,638	595,320,924
Common stocks:
Affiliated	56,784,961	39,671,645
Nonaffiliated	103,709,066	79,395,122
Mortgage loans	990,327,460	845,920,899
Contract loans	74,962,718	76,929,930
Cash, cash equivalents, and short-term investments	297,912,055	105,141,767
Limited partnerships and other invested assets	82,412,574	179,865,832
Surplus notes	35,013,365	35,036,615
Receivable for securities sold	11,834,953	22,403,873
Options	2,274,242	3,841,238

Total cash and invested assets	14,529,080,087	13,662,794,287
Investment income, due and accrued	171,566,124	163,575,275
Uncollected premiums (net of loading of $(1,088,268) and $(1,280,242) respectively)	21,426,446	21,801,090
Deferred premiums (net of loading of $(25,439,988) and $(26,174,597) respectively)	47,261,538	48,595,925
Net deferred tax assets	42,803,128	34,228,399
Funds on deposit with reinsured company	69,734,732	68,426,890
Reinsurance recoverable	3,750,588	6,310,964
Current federal income tax recoverable	22,136,914	3,584,432
Affiliated receivables	7,564,667	4,721,479
Other receivables	9,268,837	7,701,883
Separate accounts assets	3,721,509,888	3,983,088,469

Total admitted assets	$18,646,102,949	$18,004,829,093

2

	December 31,
	2008	2007
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$10,579,100,464	$9,492,975,082
Accident and health reserves	5,744,538	6,185,724
Policy and contract claims	125,369,724	105,114,352
Liability for deposit-type contracts	2,419,281,720	2,565,619,395
Unearned premiums and annuity considerations	1,440,313	1,693,194

Total policy and contract liabilities	13,130,936,759	12,171,587,747
Commissions and agents’ balances, due and accrued	1,840,325	3,095,698
General expenses and taxes, due and accrued	28,612,014	30,859,421
Transfers from Separate Accounts	(6,913,278)	(10,477,587)
Unearned investment income	1,642,047	1,697,249
Limited partnership liability	52,418,158	59,230,886
Secured benefit accounts liability	29,155,944	26,911,390
Other liabilities	90,671,873	35,987,911
Asset valuation reserve	112,732,854	175,321,185
Interest maintenance reserve	260,779,068	262,334,245
Affiliated payables	21,689,298	24,871,727
Payable for securities	22,053,340	15,322,570
Separate account liabilities	3,721,509,888	3,983,088,469

Total liabilities	17,467,128,290	16,779,830,911
Commitments and contingencies
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued, and outstanding	5,000,000	5,000,000
Gross paid-in and contributed surplus	320,107,129	270,107,129
Unassigned funds	853,867,530	949,891,053

Total capital and surplus	1,178,974,659	1,224,998,182

Total liabilities and capital and surplus	$18,646,102,949	$18,004,829,093

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Operations – Statutory Basis

	Year Ended December 31,
	2008	2007	2006
Premiums and other revenues:
Premiums and annuity considerations	$2,275,145,032	$1,281,084,705	$1,148,428,673
Net investment income	842,865,956	855,779,066	898,118,828
Amortization of interest maintenance reserve	20,076,298	19,671,954	19,032,052
Net gain from Separate Accounts’ statement of operations	1,103,413	1,433,377	1,324,250
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	13,017,801	11,729,999	9,558,829
Other income	62,371,296	70,379,500	56,330,069

Total premiums and other revenues	3,214,579,796	2,240,078,601	2,132,792,701
Benefits:
Death benefits	86,203,940	89,685,921	76,794,162
Annuity benefits	281,167,396	283,075,873	274,187,943
Surrender and maturity benefits	839,814,104	1,476,216,175	1,544,247,522
Other benefits	452,183,808	377,097,237	407,993,968
Increase (decrease) in policy reserves	1,085,684,195	(562,287,938)	(695,800,941)

Total benefits	2,745,053,443	1,663,787,268	1,607,422,654
Insurance expenses and other deductions:
Commissions	140,172,047	100,947,471	97,053,777
General insurance expenses	204,667,853	209,971,060	194,132,939
Net transfers to Separate Accounts	10,512,944	100,408,780	37,590,792

Total insurance expenses and other deductions	355,352,844	411,327,311	328,777,508

Gain from operations before dividends to policyholders, federal income taxes, and net realized capital losses	114,173,509	164,964,022	196,592,539
Dividends to policyholders	4,090	5,771	6,425

Gain from operations before federal income taxes and net realized capital losses	114,169,419	164,958,251	196,586,114
Federal income tax expense	14,949,198	29,742,518	30,171,419

Gain from operations before net realized capital losses	99,220,221	135,215,733	166,414,695
Net realized capital losses (net of federal income taxes and transfer to interest maintenance reserve)	(62,512,058)	(1,110,356)	(21,394,500)

Net income	$36,708,163	$134,105,377	$145,020,195

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Unassigned Funds	Total Capital and Surplus
Balances at January 1, 2006	$5,000,000	$270,107,129	$985,028,765	$1,260,135,894
Net income	—	—	145,020,195	145,020,195
Change in net unrealized capital gains	—	—	6,175,878	6,175,878
Change in deferred income taxes	—	—	(18,569,248)	(18,569,248)
Change in nonadmitted assets	—	—	20,943,404	20,943,404
Change in asset valuation reserve	—	—	(17,650,775)	(17,650,775)
Dividends to Parent	—	—	(122,500,000)	(122,500,000)
Correction of an error			(7,333,387)	(7,333,387)

Balances at December 31, 2006	5,000,000	270,107,129	991,114,832	1,266,221,961
Net income	—	—	134,105,377	134,105,377
Change in net unrealized capital gains	—	—	1,437,432	1,437,432
Change in deferred income taxes	—	—	(12,788,307)	(12,788,307)
Change in nonadmitted assets	—	—	19,913,998	19,913,998
Change in asset valuation reserve	—	—	(17,492,279)	(17,492,279)
Dividends to Parent	—	—	(166,400,000)	(166,400,000)

Balances at December 31, 2007	5,000,000	270,107,129	949,891,053	1,224,998,182
Net income	—	—	36,708,163	36,708,163
Change in net unrealized capital losses	—	—	(73,649,729)	(73,649,729)
Change in deferred income taxes	—	—	13,881,238	13,881,238
Change in nonadmitted assets	—	—	(35,504,894)	(35,504,894)
Change in liability for reinsurance in unauthorized companies	—	—	(46,632)	(46,632)
Change in asset valuation reserve	—	—	62,588,331	62,588,331
Capital contribution from Parent	—	50,000,000	—	50,000,000
Dividends to Parent	—	—	(100,000,000)	(100,000,000)

Balances at December 31, 2008	$5,000,000	$320,107,129	$853,867,530	$1,178,974,659

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums and annuity considerations	$2,275,935,816	$1,288,689,073	$1,151,375,818
Net investment income	836,749,853	878,374,426	914,737,314
Other income	76,114,769	82,272,816	68,141,099

Total cash provided by operating activities	3,188,800,438	2,249,336,315	2,134,254,231
Benefits and loss-related payments	(1,635,093,046)	(2,241,813,696)	(2,329,813,003)
Transfers to Separate Accounts	(6,948,635)	(98,677,467)	(35,264,654)
Commissions, other expenses, and taxes	(341,897,448)	(302,869,172)	(299,930,157)
Dividends to policyholders	(5,130)	(6,285)	(6,857)
Federal income taxes paid	(41,827,942)	(71,448,209)	(59,595,546)

Total cash used in operating activities	(2,025,772,201)	(2,714,814,829)	(2,724,610,217)

Net cash provided by (used in) operating activities	1,163,028,237	(465,478,514)	(590,355,986)
Investing activities
Investments sold or matured:
Bonds	1,009,479,133	2,516,188,506	2,523,144,163
Stocks	42,268,810	261,015,836	36,969,218
Mortgage loans	91,428,556	94,801,649	99,093,292
Real estate	—	—	936,843
Limited partnerships and other invested assets	101,753,794	35,156,862	7,670,516
Net gains (losses) on short-term investments	(18,439)	(11,436)	3,825

Total investments sold or matured	1,244,911,854	2,907,151,417	2,667,817,857
Cost of investments acquired:
Bonds	(1,690,678,027)	(1,808,918,831)	(1,437,273,180)
Stocks	(132,806,369)	(256,236,318)	(83,391,697)
Mortgage loans	(235,835,117)	(149,963,633)	(121,987,549)
Limited partnerships and other invested assets	(18,869,319)	(75,858,256)	(22,955,079)
Miscellaneous proceeds (applications), net	14,701,138	(585,486)	(26,427,688)

Total cost of investments acquired	(2,063,487,694)	(2,291,562,524)	(1,692,035,193)
Decrease in contract loans	1,967,213	2,067,541	1,241,362

Net cash provided by (used in) investing activities	(816,608,627)	617,656,434	977,024,026

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2008	2007	2006
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(146,336,634)	$(61,014,681)	$(123,750,900)
Net transfers (to) from Parent, subsidiaries, and affiliates	(6,025,617)	(9,136,367)	16,891,207
Capital contribution from Parent	50,000,000	—	—
Dividends to Parent	(100,000,000)	(166,400,000)	(122,500,000)
Other cash provided	48,712,929	22,689,983	8,302,711

Net cash used in financing activities	(153,649,322)	(213,861,065)	(221,056,982)

Net increase (decrease) in cash and short-term investments	192,770,288	(61,683,145)	165,611,058
Cash, cash equivalents, and short-term investments, beginning of year	105,141,767	166,824,912	1,213,854

Cash, cash equivalents, and short-term investments, end of year	$297,912,055	$105,141,767	$166,824,912

Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds and stocks – exchanges	$44,226,030	$164,114,997	$248,777,242
Bonds and stocks – net transfer from general account to Separate Accounts	(36,239,249)	(166,552,187)	(118,864,976)
Interest capitalization	29,345,926	34,745,670	42,848,328
Investment in limited partnership	4,202,340	22,943,048	19,951,393
Bonds and stocks – convertible bonds converted to common stock	1,043,438	79,343	1,401,814
Noncash litigation settlement	195,840	743,923	—
Bonds and stocks – transfer to the Company from Parent	79,031,953	—	—
Bonds – capital contribution to the Company from Parent	49,729,250	—	—
Stocks – spin-offs	949,849	—	—
Other invested assets – transfer from the Company to Parent	(79,031,953)	—	—

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2008

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Washington. It is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway, Inc. The Company offers group and individual insurance products and retirement products, including annuities marketed through professional agents and distributors, in all states (except New York) and the District of Columbia. The Company’s principal products include medical stop-loss insurance, fixed and variable deferred annuities, single premium immediate annuities, and individual life insurance. The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the State of Washington Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.

Certain prior year amounts have been reclassified to conform to the current year presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized when due, while amounts received for universal life policies, annuity contracts, and pension deposit contracts are recorded as liabilities when received. Universal life GAAP premiums consist of policy charges made against the account balances.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $36,711,833, $31,947,579, and $32,550,252 in 2008, 2007, and 2006, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and deferred annuity contracts, to the extent recoverable from future gross profits, deferred policy acquisition costs (DAC) and sales inducements are amortized in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. For payout annuities, a constant yield approach is used to amortize DAC.

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. Loan-backed bonds and structured securities are carried at amortized cost using the scientific interest method, including anticipated prepayments at the date of purchase. Prepayment assumptions for loan-backed bonds and structured securities are obtained from Bloomberg or internal estimates, and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all securities. Yields and the related amortization schedules are adjusted for changes in estimated cash flows from the original purchase assumptions. For all bonds, in or near default, reported values are at the lower of amortized cost or fair value.

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are credited or charged directly to unassigned funds.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds along with any adjustment for federal income taxes.

Under GAAP, fixed-maturity investments (bonds, surplus notes, and redeemable preferred stocks) and some marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) are classified as available-for-sale and carried at fair value with the changes in unrealized gains (losses) recorded directly to accumulated other comprehensive income (AOCI), net of applicable income taxes, and adjustments for DAC.

Also under GAAP, common stocks of publicly traded companies are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses) in the Consolidated Statements of Income.

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, as described in Section (3iiA) of the SVO Practices and Procedures Manual. Changes in the carrying value of subsidiaries are credited or charged directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

When the collectibility of interest income for bonds is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and the amount that each security is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with the terms and covenants of the security.

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company’s review of its bonds and stocks for impairment includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities for which the estimated fair value has declined and remained below cost or amortized cost by less than 20%; (ii) securities for which the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities for which the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or greater. While all securities are monitored for impairment, the Company’s experience indicates that the first two categories do not represent a significant risk of impairment, and often, fair values recover over time as the factors that caused the declines improve.

If the value of any of the Company’s investments falls in the third category, the Company analyzes the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers:

•	How long and by how much the fair value has been below its amortized cost.

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•	The Company’s intent to sell, if any, prior to maturity at an amount below its carrying value.

•	Any downgrades of the security by a rating agency.

•	Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on the analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized capital gains (losses) in the Statements of Operations in the period that the Company makes the determination. In addition, any impaired investments where the Company has made a decision to sell prior to maturity at an amount below the carrying value is recorded as an other-than-temporary impairment.

Mortgage loans on real estate are carried at the amount of outstanding indebtedness. The maximum percentage of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages, is 75%. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value of the improvements. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset.

Contract loans are carried at the aggregate unpaid principal balance.

Cash, cash equivalents, and short-term investments represent highly liquid investments with original maturities of one year or less and are carried at cost, which approximates fair value. Under GAAP, short-term investments consists of highly liquid debt instruments with original maturities of greater than three months and less than 12 months, and cash consists of demand bank deposits and highly liquid short-term investments with original maturities of three months or less.

Investments in limited partnerships consist of investments in hedge funds and private equity funds, recorded at fair value with changes in unrealized gains (losses) reported in unassigned funds, and investments in tax-sheltered affordable housing projects and state tax credit funds are initially recorded at cost and subsequently carried at amortized cost. In 2008, all hedge funds and private equity funds were transferred at current fair value to the Parent. At December 31, 2008, the Company was invested in 12 limited partnership interests related to tax-sheltered affordable housing projects and state tax credit funds; three of which were entered into during 2008. Annual amortization of tax-sheltered affordable housing projects and state tax credit funds is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company. An offsetting amount is recorded in unrealized gains (losses) on investments. A liability is also recorded for the delayed equity contributions at the present value of these future contributions, which are considered unconditional and legally binding.

During 2007, under GAAP, the Company used the equity method of accounting for those investments in hedge funds and private equity funds in which it has more than a minor interest of 3% or greater. Those investments in which the Company has a minor interest are carried at fair value with changes in unrealized gains (losses) recorded to AOCI.

Surplus notes are recorded at amortized cost. Interest income on the surplus notes is accrued only if payments have been approved by the issuer’s domiciliary state insurance commissioner.

Net realized capital gains (losses) are determined on a specific-identification basis.

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company engages in securities lending whereby certain securities from its portfolios are loaned to other institutions, primarily major brokerage firms. Initial collateral is required at a rate of 102% of the fair value of a loaned security. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent to generate additional income according to the Company’s guidelines. The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates. The fair value of the collateral deposited by the borrower for the general account was $88,115,675 and $264,432,449 at December 31, 2008 and 2007, respectively. The Separate Accounts participate in the general account’s securities lending program. The fair value of the collateral deposited by the borrower within the separate account was $17,598,540 and $18,897,092 at December 31, 2008 and 2007, respectively. The collateral is not under the Company’s exclusive control and, therefore, is not recorded as an admitted asset or liability on the balance sheets. Under GAAP, the securities lending collateral and corresponding securities lending payable are reported on the balance sheets as assets and liabilities, respectively.

Derivative Financial Instruments

Derivatives are instruments whose value is derived from an underlying instrument, index, or rate, have a notional amount, and can be net settled. The Company may use derivative financial instruments, including interest rate swaps and options, as a means of mitigating exposure to changes in equity prices and/or interest rate risk on anticipated transactions or on existing assets and liabilities. All derivative instruments are recognized in the financial statements in accordance with Statement of Statutory Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation and Replication (Synthetic Asset) Transactions. Derivative instruments used in transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (hedge accounting). Changes in the carrying value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with the changes in the carrying value or cash flow of the hedged asset or liability. Derivative instruments used in transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized capital gains or losses.

Under GAAP, derivatives are accounted for in accordance with Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, and are carried at their estimated fair value in the financial statements. The financial statement recognition of the change in the fair value of a derivative depends on the nature of the derivative instrument, including its intended use and whether it qualifies for hedge accounting treatment.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Under GAAP, such assets are included in the balance sheets. Nonadmitted assets are comprised principally of certain receivables for securities, deferred tax assets, fixed assets, software, accounts and notes receivable, and intangible assets from acquisitions.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, claims, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts. Under GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Benefit Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, reserves that are greater than, or equal to, the minimum or guaranteed policy cash values or the amount required by the Department.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated on an exact basis for group annuities and as the product of the valuation interest rate and the mean amount of funds held at the beginning and end of the year for other lines of business. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged, or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company does not use anticipated investment income as a factor in the premium deficiency calculation. For medical stop-loss and group term life insurance, the liabilities are a factor of premiums, as well as a policy level factor of expected claims. The factors are validated and reviewed annually for adequacy.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. These types of contracts include guaranteed investment contracts, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the Statements of Operations.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally about 5%) approved by the Department. The reserves for reported but unpaid claims incurred as of the reporting date are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) as of the reporting date are based on expected loss ratios, claims paying completion patterns, and historical experience. These estimates are subject to the effects of trends in claims costs and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are considered adequate. The estimates are continually reviewed and adjusted, as necessary, as experience develops or new information becomes known; such adjustments are recorded in the results from current operations.

Under GAAP, the liability for pending claims for universal life and Bank Owned Life Insurance (BOLI) products equals the net amount at risk, which is the face amount of the policy, less the account value.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) defers after-tax realized gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of fixed-income investments. These deferrals are amortized to income, using the grouped method, over the approximate remaining periods to maturity of the securities sold. This amortization method is based on groupings of gains and losses, in five-year bands, according to the number of calendar years to expected maturity. Under GAAP, realized capital gains (losses) are reported in the Statements of Income on a pre-tax basis in the period in which the assets are sold or are other-than-temporarily impaired.

Federal Income Taxes

The Company is the parent of a consolidated group filing a life consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement that has been approved by the Company’s Board of Directors. Allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of operations within the current accounting period. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. Deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year; plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus, excluding any net deferred tax assets, electronic data processing (EDP) equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Claims Adjustment Expenses

The liability balance for unpaid accident and health claims adjustment expenses, as of December 31, 2008 and 2007, was $1,228,000 and $1,271,000, respectively. The Company incurred $2,419,553 and paid $2,462,553 of claim adjustment expenses in the current year, of which $575,810 of the paid amount was attributable to insured or covered events of prior years. The Company did not take into account estimated anticipated salvage and subrogation in its determination of the liability for unpaid claims adjustment expenses.

Separate Accounts

The Company administers segregated asset accounts (Separate Accounts) for variable annuity, variable life, and variable universal life policyholders. The assets of these Separate Accounts, which consist of publicly traded fixed maturities and equity securities, are the property of the Company and are reported at fair value. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets of these Separate Accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers Separate Accounts for BOLI policyholders. The assets of these Separate Accounts, which consist of bonds and surplus notes, are the property of the Company and are held at amortized cost. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets are not subject to liabilities arising out of any other business the Company may conduct.

The operations of all Separate Accounts, excluding investment gains (loss) allocable solely to the policyholders, are combined with the general account of the Company in the Statements of Operations under the appropriate captions. Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the Separate Accounts.

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively. The Company reinsures nearly all of the GMDB risk on its individual variable contracts, therefore, the recorded liability is not material.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of variable annuity, life, and universal life contracts. Net investment income and net realized and unrealized investment gains (losses) accrue directly to the policyholder. The Company does not include investment results accruing directly to the policyholder in its revenues. BOLI separate account assets and liabilities are reported with general account assets and liabilities.

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

A reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP, is as follows:

	Net Income Year Ended December 31
	2008	2007	2006
Statutory-basis amounts	$36,708,163	$134,105,377	$145,020,195
(Deduct) add adjustments:
Investments	(147,841,558)	(61,336,825)	(67,859,141)
Reserves	59,128,716	86,181,318	74,917,081
Policy acquisition costs	78,686,020	41,223,098	37,633,847
Federal income taxes	9,035,456	(50,522,396)	(54,729,181)
Intangible assets and goodwill	5,585,284	5,611,534	5,630,284
Nonadmitted assets and other, net	6,400,410	12,267,847	20,442,518

	10,994,328	33,424,576	16,035,408

GAAP-basis amounts	$47,702,491	$167,529,953	$161,055,603

	Capital and Surplus December 31
	2008	2007	2006
Statutory-basis amounts	$1,178,974,659	$1,224,998,182	$1,266,221,961
(Deduct) add adjustments:
Investments	(696,920,850)	797,124,614	863,795,711
Reserves	(958,256,498)	(867,055,777)	(940,470,315)
Policy acquisition costs	238,977,087	131,727,066	87,335,968
Federal income taxes	565,890,353	125,180,433	130,740,329
Intangible assets and goodwill	(17,217,721)	(22,803,006)	(28,414,540)
Nonadmitted assets and other, net	160,548,506	105,375,017	118,131,966

	(706,979,123)	269,548,347	231,119,119

GAAP-basis amounts	$471,995,536	$1,494,546,529	$1,497,341,080

18

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Correction of an Error

During 2008, the Company discovered an error in the reporting of the Group variable annuities (Group VA) product for the prior year. Group VA was classified as deposit-type contracts but should have been classified as life contracts since this product contains permanent guaranteed annuity purchase rates, which subjects the Company to mortality risk. The Group VA is in both the general account and Separate Accounts. All prior period amounts presented have been reclassified for comparability purposes with no effect on net income or total capital and surplus.

In 2006, the Company made a correction in its calculation of the Commissioners’ Annuity Reserve Valuation Method (CARVM) reserve due from the Separate Accounts. In 2005, the Company’s transfers from the Separate Accounts liability and net transfers from Separate Accounts on the Statements of Operations were overstated by $11,282,134. A correction for this error, net of tax of $3,948,747, is reported in the Statements of Changes in Capital and Surplus.

There were no prior period surplus adjustments during the years ended December 31, 2008 and 2007.

Events Subsequent

Type I Events – The Company has not experienced any events that provide additional evidence with respect to conditions that existed at the date of the balance sheet and affect the estimates inherent in the process of preparing financial statements.

Type II Events – A Type II subsequent event is an event that provides evidence with respect to conditions that did not exist at the balance sheet date but arose subsequent to that date. A Type II subsequent event occurred related to the fair value of the Company’s bonds, stocks, and other invested assets. At February 28, 2009, the fair value of these investments declined driven by continued economic turbulence and equity market volatility.

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The February 28, 2009, estimated statement value, fair value, and unrealized loss associated with the Company’s bonds, stocks, and other invested assets is as follows:

	Book Value February 28, 2009	Fair Value February 28, 2009	Unrealized Loss February 28, 2009
Bonds	$12,888,859,420	$11,724,335,462	$(1,164,523,958)
Preferred stocks	$580,734,250	$342,776,039	$(237,958,211)
Common stocks	$205,298,401	$140,124,457	$(65,173,944)
Other invested assets	$137,906,814	$116,052,400	$(21,854,414)

This represented an increase in unrealized losses of $358,454,180 compared to total unrealized losses at December 31, 2008, of $1,131,056,347. Of the total increase, $234,029,323, or 65.3%, relates to the increase in unrealized losses associated with bonds, $98,979,863 to preferred stocks, $21,800,664 to common stocks, and $3,644,330 to other invested assets.

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments

The book/adjusted carrying value, gross unrealized gains (losses), and fair value of investments in bonds are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds at December 31, 2008:
U.S. government and agencies	$80,470,561	$3,850,466	$(881,097)	$83,439,930
Foreign governments and agencies	11,834,156	996,853	—	12,831,009
States, territories, and possessions	13,317,707	3,621,462	—	16,939,169
Political subdivisions	228,725,235	2,643,058	(25,456,947)	205,911,346
Special revenue and assessments	240,015,546	11,250,921	(16,944,074)	234,322,393
Public utilities	1,507,279,957	64,241,085	(130,401,367)	1,441,119,675
Industrial and miscellaneous	6,702,045,586	149,635,826	(795,306,506)	6,056,374,906
Mortgage-backed/asset-backed securities	3,530,101,307	99,885,094	(297,572,877)	3,332,413,524

Total bonds	$12,313,790,055	$336,124,765	$(1,266,562,868)	$11,383,351,952

Bonds at December 31, 2007:
U.S. government and agencies	$117,298,785	$4,411,766	$(1,148,677)	$120,561,874
Foreign governments and agencies	14,095,907	1,095,682	—	15,191,589
States, territories, and possessions	78,762,854	24,953,392	—	103,716,246
Political subdivisions	212,588,150	20,890,717	(2,358,863)	231,120,004
Special revenue and assessments	246,336,012	22,234,413	(3,861,122)	264,709,303
Public utilities	1,598,897,099	102,888,767	(25,653,105)	1,676,132,761
Industrial and miscellaneous	6,357,375,223	272,298,255	(137,931,302)	6,491,742,176
Mortgage-backed/asset-backed securities	3,053,912,412	78,234,767	(35,015,731)	3,097,131,448

Total bonds	$11,679,266,442	$527,007,759	$(205,968,800)	$12,000,305,401

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables show gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds at December 31, 2008:
U.S. government and agencies	$48,364,000	$(881,097)	$—	$—	$48,364,000	$(881,097)
Political subdivisions	133,072,566	(23,394,699)	17,411,264	(2,062,248)	150,483,830	(25,456,947)
Special revenue and assessments	94,769,118	(12,621,127)	39,519,024	(4,322,947)	134,288,142	(16,944,074)
Public utilities	578,150,127	(51,554,213)	298,884,199	(78,847,154)	877,034,326	(130,401,367)
Industrial and miscellaneous	2,823,520,209	(386,876,276)	1,274,528,848	(408,430,230)	4,098,049,057	(795,306,506)
Mortgage-backed/asset-backed securities	885,757,735	(159,246,094)	551,506,461	(138,326,783)	1,437,264,196	(297,572,877)

Total bonds	$4,563,633,755	$(634,573,506)	$2,181,849,796	$(631,989,362)	$6,745,483,551	$(1,266,562,868)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds at December 31, 2007:
U.S. government and agencies	$77,187,250	$(1,148,301)	$299,226	$(376)	$77,486,476	$(1,148,677)
Political subdivisions	23,304,161	(739,265)	31,401,455	(1,619,598)	54,705,616	(2,358,863)
Special revenue and assessments	8,969,205	(100,099)	57,993,558	(3,761,023)	66,962,763	(3,861,122)
Public utilities	296,870,904	(11,914,384)	293,155,681	(13,738,721)	590,026,585	(25,653,105)
Industrial and miscellaneous	1,227,242,011	(50,922,582)	1,598,378,418	(87,008,720)	2,825,620,429	(137,931,302)
Mortgage-backed/asset-backed securities	219,181,639	(4,429,502)	1,135,739,639	(30,586,229)	1,354,921,278	(35,015,731)

Total bonds	$1,852,755,170	$(69,254,133)	$3,116,967,977	$(136,714,667)	$4,969,723,147	$(205,968,800)

The Company reviewed all its investments with unrealized losses at the end of 2008 and 2007 in accordance with the impairment policy described in Note 1. The Company’s evaluation determined that these declines in fair value were temporary, and it did not intend to sell the securities prior to maturity at an amount below the carrying value. As of December 31, 2008 and 2007, the Company had $481,685,327 and $119,514,128, respectively, of unrealized losses for a period of 12 months or more related to investment-grade bonds. Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and the sector-related credit spreads since the securities were acquired. Sector-related credit spreads widened substantially in the fourth quarter of 2008.

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

At December 31, 2008 and 2007, the Company held below-investment-grade bonds with fair values of $623,753,877 and $718,144,042, respectively, and statement values of $878,437,468 and $729,044,478, respectively. These holdings amounted to 5.5% and 6.0% of the Company’s investments in bonds at fair value as of December 31, 2008 and 2007, respectively.

As of December 31, 2008 and 2007, the majority of the Company’s mortgage-backed securities were classified as prime. The Company classified $383,110 and $841,478 as subprime, representing 0.01% and 0.03% of the fair value of total mortgage-backed securities as of December 31, 2008 and 2007, respectively. The subprime mortgage-backed securities were issued from a dedicated second-lien shelf, which the Company considers to be a subprime risk, regardless of credit score or other metrics. The Company does not own any securities from dedicated subprime shelves. The subprime securities had a Standard & Poor’s (S&P) credit rating of B and AAA, as of December 31, 2008 and 2007, respectively.

In addition, based on a review of the characteristics of their underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified certain securities as Alt-A, as each has overall collateral credit quality between prime and subprime. At December 31, 2008 and 2007, $113,073,894 and $147,729,958 were classified as Alt-A, representing 3.52% and 4.99%, respectively, of the fair value of total mortgage-backed securities. Of the securities classified as Alt-A, $113,073,894 and $129,219,124, or 100% and 87%, had an S&P credit rating of AAA as of December 31, 2008 and 2007, respectively.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $121,460,808 and $138,001,808 as of December 31, 2008 and 2007, respectively.

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The book/adjusted carrying value and fair value of bonds at December 31, 2008, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$282,858,849	$277,327,158
Over one through five	2,132,777,399	1,963,888,533
Over five through ten	2,312,535,092	2,048,746,985
Over ten	4,055,517,408	3,760,975,752
Mortgage-backed securities	3,530,101,307	3,332,413,524

Total	$12,313,790,055	$11,383,351,952

Certain bonds with statement values of $5,564,474 and $5,595,337 were on deposit with various regulatory authorities to meet qualification requirements at December 31, 2008 and 2007, respectively.

The book/adjusted carrying value, gross unrealized gains (losses), and fair value of investments in preferred stocks are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks at December 31, 2008:
Public utilities	$27,598,735	$757,019	$(1,112,770)	$27,242,984
Banks, trusts, and insurance companies	493,345,332	1,863,936	(128,849,977)	366,359,291
Industrial and miscellaneous	39,114,571	2,850,554	(14,487,108)	27,478,017

Total preferred stocks	$560,058,638	$5,471,509	$(144,449,855)	$421,080,292

Preferred stocks at December 31, 2007:
Public utilities	$58,301,114	$1,253,401	$(1,873,159)	$57,681,356
Banks, trusts, and insurance companies	515,934,349	13,258,446	(44,903,270)	484,289,525
Industrial and miscellaneous	21,085,461	7,644,822	(680,512)	28,049,771

Total preferred stocks	$595,320,924	$22,156,669	$(47,456,941)	$570,020,652

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The cost, gross unrealized gains (losses), and fair value of investments in common stocks are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks at December 31, 2008:
Affiliated	$51,888,098	$4,963,572	$(66,709)	$56,784,961
Nonaffiliated	151,781,801	3,658,087	(51,730,822)	103,709,066

Total common stocks	$203,669,899	$8,621,659	$(51,797,531)	$160,494,027

Common stocks at December 31, 2007:
Affiliated	$31,465,212	$8,206,433	$—	$39,671,645
Nonaffiliated	67,040,756	15,193,140	(2,838,774)	79,395,122

Total common stocks	$98,505,968	$23,399,573	$(2,838,774)	$119,066,767

The following tables show the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Preferred stocks at December 31, 2008:
Public utilities	$—	$—	$1,200,000	$(1,112,770)	$1,200,000	$(1,112,770)
Banks, trusts, and insurance companies	55,777,208	(20,283,438)	256,022,018	(108,566,539)	311,799,226	(128,849,977)
Industrial and miscellaneous	9,022,464	(8,999,726)	6,140,597	(5,487,382)	15,163,061	(14,487,108)

Total preferred stocks	$64,799,672	$(29,283,164)	$263,362,615	$(115,166,691)	$328,162,287	$(144,449,855)

Preferred stocks at December 31, 2007:
Public utilities	$2,269,896	$(42,469)	$18,008,800	$(1,830,691)	$20,278,696	$(1,873,160)
Banks, trusts, and insurance companies	318,691,445	(42,379,512)	28,462,690	(2,523,758)	347,154,135	(44,903,270)
Industrial and miscellaneous	1,994,680	(5,320)	11,073,991	(675,191)	13,068,671	(680,511)

Total preferred stocks	$322,956,021	$(42,427,301)	$57,545,481	$(5,029,640)	$380,501,502	$(47,456,941)

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Common stocks at December 31, 2008:
Affiliated	$308,544	$(66,709)	$—	$—	$308,544	$(66,709)
Unaffiliated	66,305,305	(42,082,060)	14,336,613	(9,648,762)	80,641,918	(51,730,822)

Total common stocks	$66,613,849	$(42,148,769)	$14,336,613	$(9,648,762)	$80,950,462	$(51,797,531)

Common stocks at December 31, 2007:
Unaffiliated	$19,423,032	$(2,704,959)	$518,871	$(133,815)	$19,941,903	$(2,838,774)

Total common stocks	$19,423,032	$(2,704,959)	$518,871	$(133,815)	$19,941,903	$(2,838,774)

For the year ended December 31, 2008, financial institutions, U.S. federal government, utilities, and industrials represented 23.4%, 17.3%, 12.4%, and 10.2% respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

For the year ended December 31, 2007, financial institutions, U.S. federal government, and utilities represented 23.9%, 15.8%, and 13.6%, respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds and common and preferred stocks at December 31, 2008 or 2007.

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s net investment income is summarized as follows:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$747,119,617	$756,250,370	$803,434,441
Preferred stocks	39,285,940	42,499,635	41,871,651
Common stocks	2,270,223	1,607,214	2,268,982
Mortgage loans	59,919,328	53,723,155	54,274,745
Contract loans	4,465,185	4,723,426	4,854,621
Cash, and short-term investments	5,254,483	10,972,388	8,128,416
Other invested assets	1,911,326	2,204,682	3,496,547
Other interest income	894,906	2,028,319	658,192

Total investment income	861,121,008	874,009,189	918,987,595
Expenses:
Investment expenses	18,123,937	18,130,171	20,587,074
Investment taxes, licenses, and fees, excluding federal income taxes	131,115	99,952	100,271
Interest expense	—	—	181,422

Total investment expenses	18,255,052	18,230,123	20,868,767

Net investment income	$842,865,956	$855,779,066	$898,118,828

The carrying value of investments in bonds that have not produced income for the last 12 months was $0 and $173,343 at December 31, 2008 and 2007, respectively.

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The proceeds from sales and maturities of investments in bonds, the related capital gains (losses) on bonds, and other invested assets are as follows:

	Year Ended December 31
	2008	2007	2006
Bonds:
Proceeds from sales	$259,819,468	$1,598,969,062	$1,540,479,330
Proceeds from maturities	749,659,665	917,219,444	982,664,833

Total bonds	$1,009,479,133	$2,516,188,506	$2,523,144,163

Bonds:
Gross realized capital gains on sales	$31,057,934	$90,897,189	$143,300,379
Gross realized capital losses on sales	(3,473,764)	(15,398,860)	(5,893,045)

Net realized capital gains on sales	27,584,170	75,498,329	137,407,334
Other:
Net gains (losses) on dispositions other than sales	(1,460,213)	2,215,154	10,453,861
Impairments	(70,664,672)	(12,352,309)	(24,230,245)

Total gains (losses) on bonds	(44,540,715)	65,361,174	123,630,950
Preferred stocks	(143,929)	7,490,994	32,714
Common stocks	1,365,112	9,431,470	9,330,885
Impairments – preferred and common stocks	(1,380,573)	(773,554)	(470,502)
Real estate	—	—	876,843
Other invested assets	13,447,693	2,693,787	—
Derivatives	(4,393,823)	(2,441,796)	2,384,947
Short-term investments	(18,439)	(11,436)	3,825

Realized capital gains (losses) before federal income taxes and transfer to IMR	(35,664,674)	81,750,639	135,789,662
Amount transferred to IMR	(18,521,121)	(49,719,359)	(96,680,009)
Federal income tax expense	(8,326,263)	(33,141,636)	(60,504,153)

Net realized capital losses	$(62,512,058)	$(1,110,356)	$(21,394,500)

During 2008, the Company recorded impairment charges on fixed maturities investments and equity securities totaling $72,045,245. The largest write-downs were from investments in the paper-related industry, totaling $12,678,816, or 17.6%; in the diversified financial service industry totaling, $8,371,816, or 11.62%; and in commercial printing industry totaling $7,792,727, or 10.82%. During 2007, the Company recorded write-downs of $13,125,863 primarily on investments in the paper-related industry totaling $4,838,030, or 36.9%, and in the

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

publishing industry totaling $2,131,397, or 16.24%. During 2006, the Company recorded impairments of $24,700,747, of which $15,334,088, or 62%, was attributable to investments in the paper-related industry. The additional write-downs in 2008, 2007, and 2006 represent securities that the Company had intent to sell prior to maturity for less than carrying value.

At December 31, 2008 and 2007, the Company’s investment portfolio included $990,327,460 and $845,920,899, respectively, of mortgage loan investments, constituting approximately 5.3%, and 4.7%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The average loan to value (LTV) ratio, which is a loan’s carrying amount divided by its appraised value at loan inception, was 53.8% and 53.2% for loans funded during 2008 and 2007, respectively. The average LTV ratio for the Company’s entire mortgage portfolio was 50.7% as of December 31, 2008. The majority of the properties are located in the western United States, with 26.8% and 28.9% of the total in California with carrying values totaling $265,852,737 and $244,208,375, respectively, and with 21.3% and 18.9% of the total in Washington with carrying values totaling $211,218,869 and $159,886,884, respectively, at December 31, 2008 and 2007. At December 31, 2008 and 2007, there were no nonperforming loans. The maximum and minimum lending rates for mortgage loans made during 2008 were 7.303% and 5.4%, respectively.

The Company held no mortgage loans with interest more than 180 days past due at December 31, 2008 or 2007. During 2008, the Company reduced interest rates on outstanding mortgage loans by 1.865% on one loan with a carrying value totaling $1,054,616 and by 1.125% on another loan with a carrying value of $348,650. During 2007, the Company did not modify interest rates on any existing mortgage loans. As of December 31, 2008 and 2007, there were no taxes, assessments, or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

The Company has no investments in impaired or restructured loans at December 31, 2008 or 2007.

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Low-Income Housing Tax Credits (LIHTC) recorded as limited partnerships at December 31, 2008, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
MMA Financial Institutional Tax Credits XXXII	11 Years	15 Years
MMA Financial Institutional Tax Credits XXX	10 Years	15 Years
Centerline Corporate Partners XXX, LP	10 Years	14 Years
PNC Multifamily Capital Institutional Fund XXXV	12 Years	16 Years
Centerline Corporate Partners XXI, LP	9 Years	10 Years
Centerline Corporate Partners XXXV, LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 15 – Commitments and Contingencies.

3. Derivative Financial Instruments

The Company has a closed block of equity indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program that consists of buying over-the-counter S&P 500 Index call options with the objective of mitigating the exposure to changes in the S&P 500 Index. These call options are not effective hedges according to the criteria in SSAP No. 86 and are, therefore, marked to fair value on the balance sheets. These options have some limited off-balance sheet risk related to the risk of default by the counterparty. The Company’s options’ book value amounts totaled $1,424,000 and $3,976,000 at December 31, 2008 and 2007, respectively. Unrealized capital gains (losses) on the options of $850,242 and $(134,762) were recorded in unassigned funds as of December 31, 2008 and 2007, respectively.

4. Fair Value Disclosures

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

In 2008, the NAIC changed its long-standing requirement to use fair values as prescribed by the SVO. The Company elected to use the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arms length transaction between a willing buyer and seller in possession of the same information. The Company uses quoted market prices or public market information to determine the fair value of its investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, the Company uses other valuation techniques. Such techniques include evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods.

In accordance with GAAP, effective January 1, 2008, the Company determined the fair value of its financial instruments based on the fair value hierarchy established in SFAS No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical instruments assessable on the measurement date.

•

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies, models, or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread, and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the market place.

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

•

Level 3 – Instruments whose significant value drivers are unobservable. This is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes.

The following table provides information as of December 31, 2008, about the Company’s financial assets measured and reported at fair value on a recurring basis:

Assets at fair Value	Level 1	Level 2	Level 3	Total	Level 3 Percent
Common stock – Nonaffiliated	$103,529,266	$—	$179,800	$103,709,066	0.02%
Common stock – Affiliated	3,127,222	—	—	3,127,222	0.00
Other invested assets	—	—	157,970	157,970	0.02
Options	—	—	2,274,242	2,274,242	0.28
Separate account assets [1]	716,088,048	—	—	716,088,048	0.00

Total assets at fair value	$822,744,536	$—	$2,612,012	$825,356,548	0.32%

Note 1: Reflects only variable annuity separate account assets.

During 2007, the fair value of the Company’s investments in bonds and nonaffiliated common and preferred stocks was based on fair values prescribed by the SVO of the NAIC. These values generally represented quoted market prices for securities traded in the public marketplace or analytically determined values for securities not traded in the public marketplace. For certain investments, the SVO did not provide a value and the Company used quoted market prices by other third-party organizations as a substitute for fair value in accordance with SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for similar maturities.

Carrying value is a reasonable estimate of fair value for cash, cash equivalents, short-term investments, contract loans, other receivables, and other liabilities.

The fair value of surplus notes is determined using quoted market prices by other third-party organizations as a substitute for fair values prescribed by the SVO, in accordance with SSAP No. 27. Fair value of investments in limited partnerships is provided by the general partner.

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The credit exposure of options is represented by the fair value of the contracts on the reporting date.

The fair value of investment contracts with defined maturities as defined in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains (losses) from the Sale of Investments, is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities.

For investment contracts with no defined maturity, fair value is estimated to be the current surrender value.

The estimated fair values of financial instruments are as follows:

	December 31, 2008
	Book/Adjusted Carrying Value	Fair Value
Bonds	$12,313,790,055	$11,383,351,952
Preferred stocks	560,058,638	421,080,292
Common stocks	160,494,027	160,494,027
Mortgage loans	990,327,460	907,606,345
Other invested assets	117,425,939	113,780,762
Options	2,274,242	2,274,242
Annuity and deposit contracts	10,946,483,794	10,729,250,646

	December 31, 2007
	Book/Adjusted Carrying Value	Fair Value
Bonds	$11,679,266,442	$12,000,305,401
Preferred stocks	595,320,924	570,020,652
Common stocks	119,066,767	119,066,767
Mortgage loans	845,920,899	857,372,167
Other invested assets	214,902,447	219,651,465
Options	3,841,238	3,841,238
Annuity and deposit contracts	9,979,699,080	10,648,781,584

Other insurance-related financial instruments are exempt from the disclosure requirements of SSAP No. 27.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

5. Premium and Annuity Considerations Deferred and Uncollected

The deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2008		December 31, 2007
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$927,094	$162,237	$1,307,904	$193,104
Ordinary – renewal	22,307,862	49,600,975	22,108,660	50,678,299
Group life	(531,318)	(531,318)	(495,275)	(495,275)

Total	$22,703,638	$49,231,894	$22,921,289	$50,376,128

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A contingent liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. Management of the Company is not aware of any of the Company’s major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers at December 31, 2008, 99.7% was with reinsurers rated A- or higher by A.M. Best.

The Company has catastrophic loss coverage for its group life, individual life, and aggregate stop-loss medical business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force.

For individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $500,000. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance recoverable relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

For aggregate stop-loss medical reinsurance, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1,000,000 and up to $10,000,000. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $500,000. If the specific excess loss deductible is greater than $500,000, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9,000,000 for each policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up to $2,000,000.

The Company also reinsures 100% of its group long-term and short-term disability business, except for the short-term disability sold within limited medical benefit plans, which is not reinsured. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $327,231,000 and $301,722,654 at December 31, 2008 and 2007, respectively.

The Company, in the ordinary course of business, has two coinsurance agreements in-force with related parties, Wilton Reassurance Company, and White Mountains Reinsurance Company, affiliates of the Company’s Parent. Of the total reserve credits taken as of December 31, 2008 and 2007, $6,958,786 and $5,155,644, respectively, related to Wilton Reassurance Company. No reserve credit has been taken in relation to White Mountains Reinsurance Company as of December 31, 2008 and 2007. Except as mentioned prior, neither the Company nor any of its related parties control, either directly or indirectly, any other reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company that is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2008 and 2007. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2008, 2007 and 2006, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2008	2007	2006
Premiums and annuity considerations
Direct:
Accident and health premiums	$448,440,758	$390,139,699	$388,577,822
Life insurance premiums	192,468,746	209,992,492	161,550,704
Annuity premiums	1,702,640,198	741,937,867	655,438,894

Total direct premiums	2,343,549,702	1,342,070,058	1,205,567,420
Assumed:
Accident and health premiums	611,093	—	(1,559)
Life insurance premiums	156,306	131,593	94,127
Annuity premiums	78,879	110,204	1,377,599

Total assumed premiums	846,278	241,797	1,470,167
Ceded:
Accident and health premiums	(14,106,260)	(10,315,678)	(10,321,640)
Life insurance premiums	(54,245,228)	(49,854,431)	(47,255,924)
Annuity premiums	(899,460)	(1,057,041)	(1,031,350)

Total ceded premiums	(69,250,948)	(61,227,150)	(58,608,914)

Total premiums and annuity considerations	$2,275,145,032	$1,281,084,705	$1,148,428,673

Ceded reinsurance reduced the Company’s claims by $42,117,186, $42,679,372 and $23,385,488 for 2008, 2007 and 2006, respectively.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves

The Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities, are summarized as follows:

	December 31, 2008		December 31, 2007
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$380,456,965	3.2%	$483,686,095	4.2%
At book value, less surrender charge of 5% or more	2,508,477,298	20.9	1,365,181,271	11.9
At fair value	641,090,157	5.3	1,052,104,259	9.2

Total with adjustment or at fair value	3,530,024,420	29.4	2,900,971,625	25.3
Subject to discretionary withdrawal (without adjustment):
At book value (minimal or no charge or adjustment)	2,388,775,042	19.9	2,373,062,848	20.7
Not subject to discretionary withdrawal	6,095,873,085	50.7	6,203,006,032	54.0

Total annuity actuarial reserves and deposit fund liabilities, before reinsurance	12,014,672,547	100%	11,477,040,505	100.0%

Reinsurance ceded	(5,515,066)		(5,961,790)

Total net annuity actuarial reserves and deposit fund liabilities	$12,009,157,481		$11,471,078,715

As of December 31, 2008 and 2007, the Company had $2,726,808,207 and $3,523,321,073, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $36,578,353 and $43,253,520 at December 31, 2008 and 2007, respectively, and were included in aggregate reserves.

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverables, for 2008, 2007, and 2006:

	Year Ended December 31,
	2008	2007	2006
Policy and contract claims liability, beginning of the year	$105,114,352	$114,940,894	$141,157,601
Add provision for claims, net of reinsurance, occurring in:
Current year	371,122,639	301,178,369	300,092,437
Prior years	4,437,460	(3,338,355)	(1,758,053)

Net incurred losses during the year	375,560,099	297,840,014	298,334,384
Deduct payments for claims, net of reinsurance, occurring in:
Current year	281,276,334	234,448,475	234,248,839
Prior years	74,028,393	73,218,081	90,302,252

Net claim payments during the current year	355,304,727	307,666,556	324,551,091

Policy and contract claims, end of year	$125,369,724	$105,114,352	$114,940,894

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2008, the change in prior year incurred claims was primarily due to higher than expected paid claims and unfavorable changes in liability estimates related to medical stop-loss claims. For the year ended December 31, 2007, the change in prior year incurred claims primarily relates to favorable changes in estimates within the group IBNR reserve model offset by higher-than-expected claims experience in the Company’s individual life segment. For the year ended December 31, 2006, the change in prior year incurred claims was primarily due to favorable claims experience.

9. Capital and Surplus and Shareholder Dividend

Under insurance regulations of the State of Washington, the Company is required to maintain minimum capital of at least $2,400,000 and additional unassigned funds of $2,400,000. Life and health insurance companies are also subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2008, the Company met the minimum capital and surplus and RBC requirements.

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividend (continued)

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval of the Department. This restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2009 is $117,897,466.

During 2008, the Company paid dividends to its Parent, of $100,000,000 as follows:

Payment date	Ordinary	Extraordinary
March 27, 2008	$—	$40,000,000
June 23, 2008	—	30,000,000
September 19, 2008	—	30,000,000

Total	$—	$100,000,000

During 2007, the Company paid dividends to its Parent, of $166,400,000 as follows:

Payment date	Ordinary	Extraordinary
March 30, 2007	$23,000,000	$—
September 4, 2007	20,900,000	—
September 26, 2007	22,500,000	—
October 31, 2007	—	60,000,000
November 29, 2007	—	40,000,000

Total	$66,400,000	$100,000,000

During 2006, the Company paid dividends to its Parent, of $122,500,000 as follows:

Payment date	Ordinary	Extraordinary
September 25, 2006	$22,500,000	$—
December 22, 2006	100,000,000	—

Total	$122,500,000	$—

The Company provided the required notification for all dividend payments and obtained approval from the Department prior to all extraordinary dividend payments.

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes

The components of the net deferred tax assets are as follows:

	December 31
	2008	2007
Gross deferred tax assets	$168,764,645	$120,629,237
Gross deferred tax liabilities	(42,134,045)	(46,497,398)

Net deferred tax assets	126,630,600	74,131,839
Deferred tax assets nonadmitted	(83,827,472)	(39,903,440)

Net admitted deferred tax assets	$42,803,128	$34,228,399

(Increase) decrease in deferred tax assets nonadmitted	$(43,924,032)	$13,474,490

The components of income tax expense and the change in deferred tax assets and liabilities are as follows:

	Year Ended December 31
	2008	2007	2006
Current income taxes:
Current year tax provision	$26,755,215	$46,281,146	$49,331,568
Tax credits	(8,521,307)	(4,641,517)	(837,780)
Additional provided	(321,621)	20,044	301,556
Prior year over accrual	(2,963,089)	(11,917,155)	(18,623,925)

Income tax expense from operations	14,949,198	29,742,518	30,171,419
Taxes on capital gains	8,326,263	33,141,636	60,504,153

Current income taxes incurred	$23,275,461	$62,884,154	$90,675,572

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007	Net Change
Assets
Fixed assets/intangibles	$8,908,189	$9,855,751	$(947,562)
Investments	39,508,692	16,494,683	23,014,009
Nonadmitted assets	8,312,865	10,237,077	(1,924,212)
Proxy deferred acquisition costs	43,760,771	44,228,132	(467,361)
Reserves	35,429,926	37,428,585	(1,998,659)
Benefit accruals	1,194,475	1,253,800	(59,325)
Unrealized capital losses	30,637,915	—	30,637,915
All others	1,011,811	1,131,209	(119,398)

Gross deferred tax assets	168,764,644	120,629,237	48,135,407
Liabilities
Investments	14,202,359	9,305,257	4,897,102
Deferred premium/loading	17,436,813	18,952,116	(1,515,303)
Reserves	9,049,321	9,005,581	43,740
Unrealized capital gains	—	7,979,607	(7,979,607)
All others	1,445,552	1,254,837	190,715

Total deferred tax liabilities	$42,134,045	$46,497,398	(4,363,353)

Increase in net deferred tax asset			52,498,760
Surplus/other adjustments:
Tax effect of change in unrealized capital gains			(38,617,522)

Subtotal			13,881,238
Tax effect of change in nonadmitted assets			1,924,212
Adjustments to prior year net deferred tax assets			98,225

Change in net deferred income taxes			$15,903,675

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the net realized capital losses and actual tax provision are as follows:

	Year Ended December 31
	2008	2007	2006
Significant statutory-to-tax adjustments on current taxes:
Ordinary income tax at federal statutory rate (35%)	$39,959,296	$57,735,388	$68,805,140
Taxes on capital gains at federal statutory rate (35%)	(12,482,636)	28,612,724	47,526,382

Total income tax	27,476,660	86,348,112	116,331,522
Dividend-received deduction	(1,365,000)	(1,465,542)	(2,166,260)
Tax-exempt income	(133,000)	(133,000)	(126,000)
Tax credits	(8,521,307)	(4,641,517)	(837,780)
Permanent items and other adjustments	224,415	201,988	179,163
Change in interest maintenance reserve	(7,026,704)	(6,885,184)	(6,661,218)
Prior year over accrual	(2,963,089)	(11,917,155)	(18,623,925)
Additional provided and other adjustments	(320,189)	22,071	301,556

Federal income tax expense	$7,371,786	$61,529,773	$88,397,058

Federal and foreign taxes incurred	$23,275,461	$62,884,154	$90,675,572
Change in net deferred income taxes	(15,903,675)	(1,354,381)	(2,278,514)

Total statutory income taxes	$7,371,786	$61,529,773	$88,397,058

The Company files a life insurance consolidated federal income tax return with its subsidiary life insurance companies. As a result, any loss carryforwards are calculated on a consolidated basis. As of December 31, 2008, the consolidated return had no loss carryforwards estimated. The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses amounts to $26,560,171 for 2008, $73,659,193 for 2007, and $99,231,064 for 2006.

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service or the statute of limitations has expired for all tax periods through December 31, 2003. The Internal Revenue Service is in the process of auditing the Company’s returns for the tax year ended July 31, 2004, filed in consolidation with the Company’s former parent, Safeco Corporation. No significant tax issues or proposed adjustments have been raised by the examiners. The Internal Revenue Service has also completed an audit of the Company’s returns for the years ended December 31, 2004 and 2005. As of December 31, 2008, all issues were agreed upon and a Form 4549-A was prepared and sent to the Joint Committee on Taxation for review pursuant to IRC §6405(a) (refund in excess of $2,000,000). The Company is not currently subject to any state income tax examinations.

11. Employee Benefit Plans

The Company sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k) retirement plan that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. Defined contribution plan expense was $4,093,215, $3,876,900, and $2,039,749 for the years ended December 31, 2008, 2007, and 2006, respectively.

The Company also participates in the Parent’s performance share plan (the “Performance Share Plan”), which was adopted by the Company’s parent in 2004, that provides incentives to selected executives based on the long-term success of the Company. Awards under the Performance Share Plan are typically made in the form of performance shares with a three-year award period. The value of each performance share is based on achievement of a growth target in intrinsic business value per share, which is based on book value per share and enterprise value per share. The expense recorded for grants related to the Performance Share Plan was $5,977,901, $9,384,372 and $11,800,905, for the years ended December 31, 2008, 2007, and 2006 respectively.

The Company does not offer any health care, life insurance, or other post-retirement benefits to retired employees.

The Company does not participate in a cash balance or deferred compensation plan.

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts

Funds received from sales of individual and group variable annuities, variable universal life products, and variable life products are held in separate variable accounts. The assets of these accounts are held at fair value. Funds received from BOLI are held in separate fixed accounts, and the assets of these accounts are held at amortized cost.

Information regarding the Separate Accounts of the Company for the year ended December 31, 2008, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$28,875,508	$128,614,688	$157,490,196

Reserves at December 31, 2008:
For accounts with assets at:
Fair value	$—	$709,174,770	$709,174,770
Amortized cost	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	$3,703,758,728

By withdrawal characteristics:
At fair value	$—	$709,174,770	$709,174,770
At book value without fair value adjustment and with current surrender charge less than 5%	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	3,703,758,728

Transfers from separate accounts			6,913,278
Payable for securities			6,510,807
Payable to general account			4,327,075

Total separate account liabilities			$3,721,509,888

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Information regarding the Separate Accounts of the Company for the year ended December 31, 2007, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$46,000,000	$140,353,433	$186,353,433

Reserves at December 31, 2007:
For accounts with assets at:
Fair value	$—	$1,171,199,398	$1,171,199,398
Amortized cost	2,800,513,557	—	2,800,513,557

Total	$2,800,513,557	$1,171,199,398	$3,971,712,955

By withdrawal characteristics:
At fair value	$—	$1,171,199,398	$1,171,199,398
At book value without fair value adjustment and with current surrender charge less than 5%	2,800,513,557	—	2,800,513,557

Total	$2,800,513,557	$1,171,199,398	3,971,712,955

Transfers from separate accounts			10,477,587
Payable to general account			897,927

Total separate account liabilities			$3,983,088,469

A reconciliation of the amounts transferred to and from the Separate Accounts is as follows:

	Year Ended December 31
	2008	2007	2006
Transfers as reported in statements of operations of the Separate Accounts’ Annual Statements:
Transfers to Separate Accounts	$296,525,116	$306,967,149	$270,081,813
Transfers from Separate Accounts	(286,012,172)	(206,558,369)	(221,208,887)
Prior year CARVM reserve adjustment	—	—	(11,282,134)

Net transfers as reported in the statements of operations	$10,512,944	$100,408,780	$37,590,792

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

13. Fixed Assets and Software

Fixed assets and software are nonadmitted assets and are recorded at cost. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Depreciation and amortization expenses associated with property, equipment, and leasehold improvements, including equipment and software, amounted to $5,022,730, $6,063,784 and $4,756,698 for the years ended December 31, 2008, 2007, and 2006, respectively.

Following is a summary of EDP equipment and software at cost and the accumulated depreciation:

	December 31, 2008
	Cost	Accumulated Depreciation	Balance
Software	$9,317,403	$6,125,104	$3,192,299
Personal computers	369,265	369,265	—
Mainframe/data center equipment	13,825,134	11,930,052	1,895,082

Total	$23,511,802	$18,424,421	$5,087,381

	December 31, 2007
	Cost	Accumulated Depreciation	Balance
Software	$9,153,392	$5,841,253	$3,312,139
Personal computers	370,043	370,043	—
Mainframe/data center equipment	13,825,134	9,601,152	4,223,982

Total	$23,348,569	$15,812,448	$7,536,121

14. Related-Party Transactions

The following transactions were entered into by the Company with affiliates. Non-insurance transactions involving less than 0.5% of the total assets of the Company are omitted, with the exception of cost allocation transactions, which are discussed separately.

On December 2, 2008, the Company contributed $20,000,000 in cash to First Symetra National Life Insurance Company of New York, its subsidiary.

On December 22, 2008, the Company received $50,000,000 from its Parent.

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Related-Party Transactions (continued)

The Company paid concessions, commissions, general agent fees, administrative and underwriting fees to its affiliates, Symetra Administrative Services, Inc., Symetra Investment Services, Inc., Symetra Securities, Inc. and Medical Risk Managers, Inc. totaling $9,728,329, $10,306,841, and $10,937,450 for the years ended December 31, 2008, 2007, and 2006, respectively. These payments are included in other underwriting and operating expenses in the Statements of Operations.

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $53,140,331, $40,352,079, and $38,455,021 during the years ended December 31, 2008, 2007, and 2006, respectively. The Company, in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2008, 2007, and 2006, the Company paid $43,121,598, $49,974,679, and $46,543,518, respectively, to SABSCO related to the commutation endorsements.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC., a subsidiary of White Mountains Investments Group, Ltd. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $13,611,647, $14,395,128, and $19,314,581 for the years ended December 31, 2008, 2007, and 2006, respectively.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide and receive from each other certain general services (related to sharing common management, personnel, and facilities) and to share the expense thereof. Total related party rent expense for all facilities charged to operations was $5,805,056, $5,844,528, and $5,627,823 for the years ended December 31, 2008, 2007, and 2006, respectively. Other operating expenses and intercompany cost allocations, including the Performance Share Plan due to the Parent, subsidiaries, and affiliates were $14,124,631, $20,150,248, and $28,767,748 at December 31, 2008, 2007, and 2006, respectively.

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Commitments and Contingencies

Leases

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2013. The Company accounts for these leases as operating leases. Certain leases include renewal options. The minimum lease commitments, including cost escalation clauses, for the next five years are as follows:

Minimum Rentals
2009	$1,489,682
2010	1,038,989
2011	405,450
2012	276,170
2013	125,950

Total lease commitments	$3,336,241

The amount of rent expense incurred was $7,712,767, $6,400,836, and $6,159,586 for the years ended December 31, 2008, 2007, and 2006, respectively. The Company had no other material commitments or contingencies at December 31, 2008, 2007, and 2006.

In October 2004, the Company entered into a service agreement with a third-party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2010, subject to early termination provisions in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $13,193,974 to $14,663,928 for five years ending in 2010. The remaining annual service fee is $11,583,088 for 2009 and $6,722,960 for 2010, subject to certain annual service fee adjustments based on actual benchmark and production utilization. The Company incurred service fee expenses of $11,810,846, $12,831,562, and $13,257,107 for the years ended December 31, 2008, 2007, and 2006, respectively.

Other Commitments

At December 31, 2008, 2007, and 2006, unfunded mortgage loan commitments were $9,000,000, $1,500,000, and $14,602,500, respectively.

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Commitments and Contingencies (continued)

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2008, will have a material adverse effect on its financial condition, future operating results, or liquidity.

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the balance sheets. At December 31, 2008 and 2007, the Company had liabilities of $7,272,338 and $6,504,224, respectively, for estimated guaranty fund assessments. The Company had a related asset for premium tax offsets of $5,791,158 and $5,083,491 at December 31, 2008 and 2007, respectively, which is available for a period of five to 20 years.

Investment in Limited Partnerships

At December 31, 2008, the Company was invested in 12 limited partnership interests related to tax-sheltered affordable housing projects and state tax credit funds; three of which were entered into during 2008. The Company unconditionally committed to provide capital contributions of $106,945,543 over a period of four years. Capital contributions of $50,141,954 were paid as of December 31, 2008. The remaining expected capital cash contributions are recorded at present value as investment in limited partnerships, with the corresponding amount in other liabilities of $50,752,634. The expected capital contributions are payable as follows:

Expected Capital Contributions
2009	$22,508,273
2010	27,007,906
2011	83,603
2012	1,152,852

Total capital contributions payable	$50,752,634

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

16. Organization Chart

Name	FEIN	NAIC #	Domicile	Ownership
Symetra Financial Corporation	20-0978027		DE	18.8%	White Mountains Insurance Group, Ltd.*
				18.8%	Berkshire Hathaway, Inc.
				11.7%	Franklin Mutual Advisors, LLC
				50.7%	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%	Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%	Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%	Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%	Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%	Symetra Financial Corporation
Employee Benefit Consultants, Inc.	39-1277023		WI	100.0%	Symetra Administrative Services, Inc.
Wisconsin Pension and Group Services, Inc.	39-1146247		WI	100.0%	Symetra Administrative Services, Inc.
Symetra Securities, Inc.	91-0824835		WA	100.0%	Symetra Financial Corporation
Symetra Services Corporation	91-0887019		WA	100.0%	Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%	Symetra Financial Corporation
TFS Training and Consulting, Inc.	20-3494693		WA	100.0%	Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%	Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%	Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%	Symetra Financial Corporation
				40.0%	Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%	Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%	Symetra Financial Corporation

*	Controlling entity

50

Other Financial Information

Report of Independent Auditors on Other Financial Information

The Board of Directors

Symetra Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data and supplemental investment disclosures are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and are not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be, and should not be, used by anyone other than these specified parties.

April 10, 2009	/s/ Ernst & Young LLP

52

Symetra Life Insurance Company

Selected Financial Data – Statutory Basis

December 31, 2008

Set forth below is a summary of selected financial data included in other exhibits and schedules of Symetra Life Insurance Company’s 2008 Annual Statement that has been subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment income earned:
Bonds exempt from U.S. tax	$—
U.S. government bonds	5,792,930
Other bonds (unaffiliated)	741,326,687
Bonds of affiliates	—
Preferred stocks (unaffiliated)	39,285,940
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	2,270,223
Common stocks of affiliates	—
Mortgage loans	59,919,328
Real estate	—
Contract loans	4,465,185
Cash/short-term investments	5,254,483
Other invested assets	1,911,326
Aggregate write-ins for investment income	2,720,185

Gross investment income	$862,946,287

Real estate owned – book value, less encumbrances	$—

Mortgage loans – book value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	990,327,460

Total mortgage loans	$990,327,460

Mortgage loans by standing – book value:
Good standing	$990,327,460

Good standing with restructured terms	$—

Interest overdue more than three months, not in foreclosure	$—

Foreclosure in process	$—

Other invested assets – statement value	$117,425,939

Bonds and stocks of Parent, subsidiaries, and affiliates – book value:
Bonds	$—

Preferred stocks	$—

Common stocks	$56,784,961

53

Symetra Life Insurance Company

Selected Financial Data – Statutory Basis (continued)

December 31, 2008

Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity – statement value:
Due within one year or less	$998,895,582
Over 1 year through 5 years	3,453,195,614
Over 5 years through 10 years	3,198,628,258
Over 10 years through 20 years	2,640,004,914
Over 20 years	2,347,198,144

Total by maturity	$12,637,922,512

Bonds and short-term investments by class – statement value:
Class 1	$6,688,554,682
Class 2	5,070,426,546
Class 3	490,470,696
Class 4	259,969,325
Class 5	125,951,566
Class 6	2,549,697

Total by class	$12,637,922,512

Total bonds and short-term investments publicly traded	$10,674,839,444

Total bonds privately placed	$1,963,083,068

Preferred stocks – statement value	$560,058,638

Common stocks – fair value	$160,494,027

Short-term investments – book value	$324,132,457

Options, caps, and floors owned – statement value	$2,274,242

Options, caps, and floors written and in force – statement value	$—

Collar, swap, and forward agreements open – statement value	$—

Futures contracts open – current value	$—

Cash and cash equivalents	$(26,220,402)

Life insurance in force (in thousands):
Industrial	$—

Ordinary	$29,070,820

Credit life	$—

Group life	$2,469,632

Amount of accidental death insurance in force under ordinary policies (in thousands)	$208,334

Life insurance policies with disability provisions in force (in thousands):
Industrial	$—

Ordinary	$1,749,628

Credit life	$—

Group life	$3,615,962

54

Symetra Life Insurance Company

Selected Financial Data – Statutory Basis (continued)

December 31, 2008

Supplementary contracts in force:
Ordinary – not involving life contingencies:
Amount on deposit	$1,330,423

Income payable	$—

Ordinary – involving life contingencies:
Amount on deposit	$107,071

Income payable	$11,979

Group – not involving life contingencies:
Amount on deposit	$—

Income payable	$—

Group – involving life contingencies:
Income payable	$—

Annuities:
Ordinary:
Immediate – amount of income payable	$583,018,020

Deferred – fully paid – account balance	$3,546,415,794

Deferred – not fully paid – account balance	$1,327,302,388

Group:
Amount of income payable	$9,908,400

Fully paid – account balance	$64,699,490

Not fully paid – account balance	$978,893,937

Accident and health insurance – premiums in force:
Ordinary	$938,271

Group	$409,239,105

Credit	$—

Deposit funds and dividend accumulations:
Deposit funds – account balance	$125,852,387

Dividend accumulations – account balance	$227,985

Claim payments 2008:
Group accident and health:
2008	$202,590,418

2007	$61,398,228

2006	$505,410

2005 and prior	$(75,675)

Other accident and health:
2008	$66,483

2007	$72,725

2006	$109,581

2005 and prior	$169,028

Other coverages that use developmental methods to calculate claims reserves:
2008	$—

2007	$—

2006	$—

2005 and prior	$—

55

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis

December 31, 2008

The Company’s total admitted assets, as reported on page 2 of its Annual Statement, are $18,646,102,949. The Company’s total admitted assets, excluding Separate Account business, are $14,924,593,061.

1.	Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, U.S. government agency securities, and those U.S. government money market funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) contract loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets*
a. Morgan Stanley	Bonds	$187,643,918	1.3%
b. Bear Stearns	Bonds	166,436,879	1.1
c. AT&T Corp	Bonds	139,304,979	0.9
d. Countrywide Home Loan Mtg.	Bonds	132,680,889	0.9
e. Greenwich	Bonds	104,491,495	0.7
f. Countrywide Alternative Loan	Bonds	93,668,474	0.6
g. General Electric	Bonds	85,006,405	0.6
h. Wells Fargo	Bonds & Stocks	78,597,600	0.5
i. Wellpoint Inc	Bonds	74,756,521	0.5
j. Coca-Cola Enterprises	Bonds & Stocks	74,352,485	0.5

2.	The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds/Short-term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets*	NAIC Rating	Amount	Percentage of Total Admitted Assets*
NAIC-1	$6,688,554,682	44.8%	P/RP-1	$38,437,889	0.3%
NAIC-2	5,070,426,546	34.0	P/RP-2	389,558,734	2.6
NAIC-3	490,470,696	3.3	P/RP-3	85,797,435	0.6
NAIC-4	259,969,325	1.7	P/RP-4	37,628,247	0.3
NAIC-5	125,951,566	0.8	P/RP-5	8,636,333	0.1
NAIC-6	2,549,697	0.0	P/RP-6	—	0.0

	$12,637,922,512			$560,058,638

*	Excluding Separate Accounts business.

56

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis (continued)

December 31, 2008

3.	Following are the Company’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies that are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31, Derivative Instruments, and SSAP No. 86, Accounting for Derivatives and Hedging Activities), including: (i) foreign currency-denominated investments of $0 supporting insurance liabilities denominated in that same foreign currency of $0; and (ii) excluding Canadian investments of $432,625,238:

a.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets*
i. Countries rated NAIC-1	$953,520,683	6.4%
ii. Countries rated NAIC-2	20,254,163	0.1
iii. Countries rated NAIC-3 or below	1,821,028	0.0

	$975,595,874	6.5%

b.	The two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets*
i. Countries rated NAIC-1:
Country: Great Britain	$304,428,736	2.0%
Country: Netherlands	165,829,135	1.1

c.	Aggregate unhedged foreign currency exposure categorized by the NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets*
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	—	—
iii. Countries rated NAIC-3 or below	—	—

*	Excluding Separate Accounts business.

57

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis (continued)

December 31, 2008

d.	The 10 largest nonsovereign (i.e., nongovernmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets*
Philips Electronics	1	$46,696,689	0.3%
Scottish Power PLC	1	34,998,062	0.2
Sabmiller PLC	2	26,847,581	0.2
Tesco PLC	1	25,220,848	0.2
Rio Tinto Finance USA LTD	2	25,089,010	0.2
Four Seas	2	25,000,000	0.2
Ingersoll-Rand GL Holding Company	2	24,965,210	0.2
Cemex Espana Finance	3	23,000,000	0.2
Diageo Capital PLC	1	20,841,464	0.1
Newcrest Mining	2	20,000,000	0.1

4.	The Company’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure are:

	Amount	Percentage of Total Admitted Assets*
a. Canadian investments	$432,625,238	2.9%
b. Canadian currency-denominated investments	2,194,675	0.0
c. Canadian-denominated insurance liabilities	—	0.0
d. Unhedged Canadian currency exposure	—	0.0

5.	The Company held no investments with contractual sales restrictions at December 31, 2008.

*	Excluding Separate Accounts business.

58

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis (continued)

December 31, 2008

6.	The Company’s admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

Issuer	Amount	Percentage of Total Admitted Assets*
Bank of America	$67,324,820	0.5%
Wells Fargo Bank	64,252,557	0.4
Suntrust Bank	48,717,014	0.3
First Symetra National Life Insurance Company of New York	42,672,538	0.3
Wachovia Bank	40,794,803	0.3
U.S. Bancorp	39,379,858	0.3
JP Morgan Chase	32,208,948	0.2
BBT Corporation	28,903,511	0.2
Principal Financial Group	25,000,000	0.2
HSBC Finance Corp	21,526,681	0.1

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s admitted assets at December 31, 2008.

8.	The Company held no general partnership interests at December 31, 2008.

*	Excluding Separate Accounts business.

59

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis (continued)

December 31, 2008

9.	With respect to mortgage loans reported in Schedule B:

a.	The 10 largest aggregate mortgage interests are (the aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties):

Type/Property	Amount	Percentage of Total Admitted Assets*
a. Commercial	$13,938,207	0.1%
b. Commercial	13,008,260	0.1
c. Commercial	12,984,676	0.1
d. Commercial	12,010,030	0.1
e. Commercial	10,459,651	0.1
f. Commercial	9,428,222	0.1
g. Commercial	8,960,932	0.1
h. Commercial	8,807,878	0.1
i. Commercial	8,748,025	0.1
j. Commercial	8,158,323	0.1

b.	Aggregate mortgage loans having the following loan-to-value ratios, as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*	Amount	Percentage of Total Admitted Assets*
a. above 95%	$—	—%	$—	—%	$—	—%
b. 91% to 95%	—	—	—	—	—	—
c. 81% to 90%	—	—	—	—	—	—
d. 71% to 80%	—	—	26,614,845	0.2	—	—
e. below 70%	—	—	963,712,615	6.4	—	—

	$—	—%	$990,327,460	6.6%	$—	—%

*	Excluding Separate Accounts business.

60

Symetra Life Insurance Company

Investment Risks Interrogatories – Statutory Basis (continued)

December 31, 2008

c.	The amount and percentage of the Company’s total admitted assets held in the following categories of mortgage loans are:

	Amount	Percentage of Total Admitted Assets*
a. Construction loans	$—	—%
b. Mortgage loans over 90 days past due	—	—
c. Mortgage loans in the process of foreclosure	—	—
d. Mortgage loans foreclosed	—	—
e. Restructured mortgage loans	—	—

10.	The Company had no real estate investments or investments held in mezzanine real estate loans as of December 31, 2008.

11.	The Company had no uncollateralized admitted assets as of December 31, 2008, subject to securities lending, repurchase agreements, reverse repurchase agreements, dollar repurchase agreements, or dollar reverse repurchase agreements.

12.	The Company had no warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2008.

13.	The Company had no potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of December 31, 2008, or at the end of any quarter during the fiscal year then ended.

14.	The Company had no potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) to futures contracts as of December 31, 2008, or at the end of any quarter during the fiscal year then ended.

61

Symetra Life Insurance Company

Summary Investment Schedule – Statutory Basis

December 31, 2008

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total Invested Assets	Amount	Percentage of Total Invested Assets
Bonds:
U.S. Treasury securities	$11,520,167	0.079%	$11,520,167	0.079%
U.S. government agency and corporate obligations (excluding mortgage-backed securities):
Issued by U.S. government agencies	15,385,259	0.106	15,385,259	0.106
Issued by U.S. government-sponsored agencies	68,950,395	0.475	68,950,395	0.475
Foreign government (including Canada, excluding mortgage-backed securities)	11,834,156	0.081	11,834,156	0.081
Securities issued by states, territories, and possessions and their political subdivisions in the U.S.:
States, territories, and possessions – general obligations	13,317,707	0.092	13,317,707	0.092
Political subdivisions of states, territories, and possessions – general obligations	228,725,235	1.574	228,725,235	1.574
Revenue and assessment obligations	240,015,544	1.652	240,015,544	1.652
Industrial development and similar obligations	—	—	—	—
Mortgage-backed securities (MBS) (including residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	14,859,069	0.102	14,859,069	0.102
Issued or guaranteed by FNMA and FHLMC	214,192,533	1.474	214,192,533	1.474
All other	—	—	—	—
CMOs and REMICs:
Issued by GNMA, FNMA, FHLMC, or VA	1,563,444,174	10.761	1,563,444,174	10.761
Issued by non-U.S. government issuers and collateralized by mortgage-backed securities or guaranteed by GNMA, FNMA, FHLMC, or VA	44,846,744	0.309	44,846,744	0.309
All other	1,514,430,961	10.423	1,514,430,961	10.423
Other debt and other fixed-income securities (excluding short term):
Unaffiliated domestic securities (including credit tenant loans rated by the SVO)	7,037,638,027	48.438	7,037,638,027	48.438
Unaffiliated foreign securities	1,334,630,084	9.186	1,334,630,084	9.186
Affiliated securities	—	—	—	—

62

Symetra Life Insurance Company

Summary Investment Schedule – Statutory Basis (continued)

December 31, 2008

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total Invested Assets	Amount	Percentage of Total Invested Assets
Equity interests:
Investments in mutual funds	$512,862	0.004	$512,862	0.004
Preferred stocks:
Affiliated	—	—	—	—
Unaffiliated	560,058,638	3.855	560,058,638	3.855
Publicly traded equity securities (excluding preferred stocks):
Affiliated	3,127,222	0.022	3,127,222	0.022
Unaffiliated	93,406,794	0.643	93,406,794	0.643
Other equity securities:
Affiliated	53,657,739	0.369	53,657,739	0.369
Unaffiliated	9,789,409	0.067	9,789,409	0.067
Other equity interests, including tangible personal property under lease:	—	—	—	—
Affiliated	—	—	—	—
Unaffiliated	—	—	—	—
Mortgage loans:
Construction and land development	—	—	—	—
Agricultural	—	—	—	—
Single-family residential properties	—	—	—	—
Multi-family residential properties	—	—	—	—
Commercial loans	990,327,460	6.816	990,327,460	6.816
Real estate investments:
Property occupied by the Company	—	—	—	—
Property held for production of income	—	—	—	—
Property held for sale	—	—	—	—
Contract loans	74,962,718	0.516	74,962,718	0.516
Receivable for securities sold	11,885,280	0.082	11,834,953	0.082
Cash, cash equivalents, and short-term investments	297,912,055	2.050	297,912,055	2.050
Write-ins for invested assets	119,700,182	0.824	119,700,182	0.824

Total invested assets	$14,529,130,414	100.00%	$14,529,080,087	100.00%

*	Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual.

63

Symetra Life Insurance Company

Note to Supplemental Schedules of Selected

Financial Data – Statutory Basis

December 31, 2008

Note–Basis of Presentation

The accompanying supplemental schedules present selected statutory-basis financial data as of December 31, 2008, and for the year then ended for purposes of complying with the NAIC Accounting Practices and Procedures Manual and agree to, or are included in, the amounts reported in the Company’s 2008 Statutory Annual Statement as filed with the Department.

64

SYMETRA SEPARATE ACCOUNT SL

PART C

OTHER INFORMATION

Item 26:	Exhibits

Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement Amendment to Principal Underwriter’s Agreement Form of Broker-Dealer Selling Agreement	1/ 9/ 4/

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	11/

(e)	(i) Application Form (ii) Part IV Application Form	10/ 10/

(f)

Articles of Incorporation of Symetra Life Insurance Company as Amended 11/26/90

Amendment to Articles of Incorporation of Symetra dated 9/1/04

Amendment to Articles of Incorporation of Symetra dated 5/27/05

Bylaws of Symetra Life Insurance Company as Amended 112/6/05

1/ 6/ 21/ 21/

(g)	Form of Reinsurance Agreement (Swiss Re)	20/
	Form of Reinsurance Agreement (Munich Re)	Filed Herewith

(h)	Form of Participation Agreement (ACVP)	3/
	Form of Amendment No. 1 to Participation Agreement (ACVP)	3/
	Form of Amendment No. 2 to Participation Agreement (ACVP)	3/
	Form of Amendment No. 3 to Participation Agreement (ACVP)	3/
	Form of Amendment No. 4 to Participation Agreement (ACVP)	5/
	Form of Amendment No. 5 to Participation Agreement (ACVP)	7/
	Form of Amendment No. 6 to Participation Agreement (ACVP)	16/
	Form of Amendment No. 7 to Participation Agreement (ACVP)	16/
	Form of Amendment No. 8 to Participation Agreement (ACVP)	16/

	Form of Participation Agreement (AIM)	3/
	Form of Amendment No. 1 to Participation Agreement (AIM)	5/
	Form of Amendment No. 2 to Participation Agreement (AIM)	19/
	Form of Amendment No. 3 to Participation Agreement (AIM)	19/

	Form of Participation Agreement (Dreyfus)	2/
	Form of Amendment No. 1 to Participation Agreement (Dreyfus)	5/
	Form of Amendment No. 2 to Participation Agreement (Dreyfus)	17/

	Form of Participation Agreement (Fidelity)	13/
	Form of Sub-Licensing Agreement (Fidelity)	13/
	Form of Amendment No. 1 to Participation Agreement (Fidelity)	18/

	Form of Participation Agreement (Franklin Templeton)	3/
	Form of Amendment No. 1 to Participation Agreement (FRK)	3/
	Form of Amendment No. 2 to Participation Agreement (FRK)	3/
	Form of Amendment No. 3 to Participation Agreement (FRK)	6/

Exhibit	Description	Reference

	Form of Amendment No. 4 to Participation Agreement (FRK)	6/
	Form of Amendment No. 5 to Participation Agreement (FRK)	7/
	Form of Amendment No 6 to Participation Agreement (FRK)	16/
	Form of Amendment No 7 to Participation Agreement (FRK)	16/

	Form of Participation Agreement (Ibbotson)	14/
	Form of Amendment No. 1 to Participation Agreement (Ibbotson)	19/

	Form of Participation Agreement (JP Morgan Series Trust II)	2/
	Form of Amendment No. 1 to Participation Agreement (JP Morgan)	5/
	Form of Amendment No 2. to Participation Agreement (JP Morgan)	16/
	Form of Participation Agreement (JP Morgan)	16/

	Form of Participation Agreement (Pioneer)	6/
	Form of Amendment to Participation Agreement (Pioneer)	8/
	Form of Amendment No. 2 to Participation Agreement (Pioneer)	16/
	Form of Amendment No. 3 to Participation Agreement (Pioneer)	19/

	Form of Participation Agreement (PIMCO)	7/
	Form of Amendment to Participation Agreement (PIMCO)	15/

	Form of Participation Agreement (Summit)	16/
	Form of Amendment No. 1 to Participation Agreement (Summit)	16/
	Form of Amendment No. 2 to Participation Agreement (Summit)	16/
	Form of Amendment No. 3 to Participation Agreement (Summit)	19/
	Form of Consent to Assignment (Summit-Calvert)	22

	Form of Participation Agreement (Vanguard)	14/
	Form of Amendment to Participation Agreement (Vanguard)	16/

	Form of Participation Agreement (Neuberger Berman)	19/

(i)	Administrative Contracts: Form of Master Administrative Agreement with McCamish	12/

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	10/

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	Filed Herewith

(m)	Sample Calculation	12/

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	Filed Herewith

1/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-137015).

12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-136776).

13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

20/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2008 (File No. 333-136776).

21	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

22	Incorporated by reference to Registrant’s Initial Product filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141)

Item 27.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra Life	Principal Business Address
Randall H. Talbot	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard J. Lindsay	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael E. Madden	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Patrick B. McCormick	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Roderick J. Halvorsen	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law. Symetra Life (the “Depositor”) is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries of Symetra Financial Corporation are included in consolidated financial statements. In addition, Symetra Life files a separate financial statement in connection with its issuance of products associated with the Registrant and other separate accounts. Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Employee Benefit Consultants, Inc.	100% Symetra Administrative Services, Inc.	WI	Third Party Administrator

Wisconsin Pension and Group Services, Inc.	100% Symetra Administrative Services, Inc.	WI	Insurance Agency

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 29:	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or officers of Symetra Life (“Indemnitees”), Symetra Financial indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where

•

a “Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other,

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively “Losses”) relating to, resulting from or arising out of any Claims by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial and/or of a subsidiary of Symetra Financial; or (ii) Indemnitee is or was serving at the request of Symetra Financial as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise; and

•

“Expenses” includes against all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, a Claim.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life individual variable annuity contracts, Symetra Life’s Group variable annuity contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Laurie A. Hubbard	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2008, Symetra Securities, Inc. received $272,389.69 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on the 30th day of April, 2009.

Symetra Separate Account SL
(Registrant)

By:	Symetra Life Insurance Company

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

By:	Symetra Life Insurance Company
(Depositor)

By:	RANDALL H. TALBOT*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk (*) indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).

NAME	TITLE

Allyn D. Close * Allyn D. Close	Director and Senior Vice President

Jennifer V. Davies * Jennifer V. Davies	Director and Senior Vice President

Michael W. Fry * Michael W. Fry	Director and Senior Vice President

Richard J. Lindsay * Richard J. Lindsay	Director and Senior Vice President

Margaret A. Meister* Margaret A. Meister	Director, Chief Financial Operator, Executive Vice President

Colleen M. Murphy * Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary

/s/George C. Pagos George C. Pagos	Director, Senior Vice President, General Counsel and Secretary

Randall H. Talbot * Randall H. Talbot	Director and President